                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-4025
                                   ---------------------------------------------

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                              64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                      (Zip code)

 David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------
Date of fiscal year end:     05-31
                         -------------------------------------------------------

Date of reporting period:    NOVEMBER 30, 2005
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

American Century Investment

SEMIANNUAL REPORT

NOVEMBER 30, 2005

[image of boy with toy airplane]

Tax-Free Money Market Fund
Tax-Free Bond Fund

[american century investments logo and text logo]

Table of Contents

Our Message to You  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

TAX-FREE MONEY MARKET

TAX-FREE BOND

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information  . . . . . . . . . . . . . . . . . . . . . . . . . 36
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . 37

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Tax-Free Money Market and Tax-Free Bond funds for the six months ended
November 30, 2005.

This report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated May
31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER

      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Tax-Free Money Market - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2005

                                      --------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                                                    SINCE        INCEPTION
                          6 MONTHS(1)     1 YEAR       5 YEARS    10 YEARS(2)    INCEPTION(2)      DATE
------------------------------------------------------------------------------------------------------------
INVESTOR CLASS              1.08%          1.93%        1.49%        2.40%           3.32%        7/31/84
------------------------------------------------------------------------------------------------------------
AVERAGE RETURN OF
LIPPER'S TAX-EXEMPT
MONEY MARKET FUNDS(3)       0.91%          1.61%        1.20%        2.15%           3.17%(4)       --
------------------------------------------------------------------------------------------------------------
Fund's Lipper Ranking

as of 11/30/05(3)         8 of 113      11 of 111     8 of 93       7 of 79        5 of 29(4)       --
------------------------------------------------------------------------------------------------------------
Fund's Lipper Ranking

as of 12/31/05(3)         9 of 114      12 of 113     9 of 94       6 of 80        5 of 29(4)       --
------------------------------------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Fund returns and rankings would have been lower if management fees had not been waived from 8/1/97 to 7/31/98. Beginning on 8/1/98, management fees were phased in at a rate of 0.10% each month until 12/1/98.

(3) Data provided by Lipper Inc. - A Reuters Company. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Since 8/31/84, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
2

Tax-Free Money Market - Portfolio Commentary

PORTFOLIO MANAGER: ALAN KRUSS

PERFORMANCE SUMMARY

Tax-Free Money Market returned 1.08%* for the six months ended November 30,
2005, outperforming the 0.91% average return of the 113 funds in Lipper's
"Tax-Exempt Money Market Funds" category, and ranking the fund in the top 8% (8 of 113) of the Lipper peers. Tax-Free Money Market also ranks in the top 9% for the 5- and 10-year periods ended November 30 (see page 2 for performance numbers).

ECONOMIC REVIEW

The resilient U.S. economy grew at an approximately 3-4% annual rate during the six months despite severe hurricane damage along the Gulf Coast, an energy price spike, and higher short-term interest rates. Crude oil futures shot over 30%
higher during the summer from their May 31 level, topping $70 a barrel as
Hurricane Katrina approached the Gulf Coast. Fueled by a 21.7% annualized increase in energy costs, the Consumer Price Index rose at a 3.8% annualized growth rate in the first 11 months of 2005. To combat inflation pressures, the
Federal Reserve (the Fed) continued hiking its overnight rate target in quarter-point increments, raising it from 3% to 4%.

PORTFOLIO POSITIONING & STRATEGY

Tax-Free Money Market's 7-day current yield rose overall from 2.41% on May 31,
2005, to 2.60% as of November 30, 2005. Some of this increase was the result of the Federal Reserve raising short-term interest rates four times during the period. In spite of the overall rise in rates, there were some yield fluctuations during the period. For example, in June--and again in July and
August--technical imbalances in the market caused yields to temporarily plummet.
This was a result of the market being flush with cash because of securities maturing, being called, and paying coupons. The subsequent increase in demand pushed yields on "floaters"--which account for most of the fund's assets--lower.

Tax-Free Money Market's weighted average maturity (WAM) fell as low as 16 days in mid-June as various securities matured. Though the purchase of some Kentucky
TRANs (tax and revenue anticipation notes) with one-year maturities and attractive yields brought the WAM back up to around 29 days in late June, it rolled back down to 17 days by mid-August. The

YIELDS AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                  2.60%
--------------------------------------------------------------------------------
7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                  2.64%
--------------------------------------------------------------------------------
7-DAY TAX-EQUIVALENT CURRENT YIELDS*
--------------------------------------------------------------------------------
25.0% Tax Bracket                                 3.47%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                 3.61%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                 3.88%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                 4.00%
--------------------------------------------------------------------------------

*The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*Total returns for periods less than one year are not annualized.   (continued)

------
3

Tax-Free Money Market - Portfolio Commentary

WAM jumped back up to 29 days in late August with the purchase of some Texas
TRANs, then rolled down to 23 days by November 30.

Managers kept the bulk of portfolio assets in variable rate demand notes (VRDNs)
-- short-term, floating-rate municipal notes, which allow the portfolio to capture higher yields more quickly as interest rates move higher. As of November
30, 2005, VRDNs made up about 90% of the portfolio's holdings.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/05               5/31/05
--------------------------------------------------------------------------------
A-1+                                         68%                   68%
--------------------------------------------------------------------------------
A-1                                          32%                   32%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/05               5/31/05
--------------------------------------------------------------------------------
1-30 days                                   93%                    88%
--------------------------------------------------------------------------------
31-90 days                                   --                     3%
--------------------------------------------------------------------------------
91-180 days                                  1%                     8%
--------------------------------------------------------------------------------
More than 180 days                           6%                     1%
--------------------------------------------------------------------------------

------
4

Tax-Free Money Market - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.5%
--------------------------------------------------------------------------------
ALABAMA -- 4.9%

--------------------------------------------------------------------------------
$ 2,500  Birmingham Public Park &
         Recreation Board Rev.,
         (Children's Zoo), VRDN, 3.16%,
         12/1/05 (LOC: AmSouth Bank)                                    $  2,500
--------------------------------------------------------------------------------
  4,005  Brundidge Combined Utilities
         Rev., Series 2002 A, VRDN,
         3.14%, 12/1/05
         (LOC: SouthTrust Bank N.A.)                                       4,005
--------------------------------------------------------------------------------
  5,000  Taylor-Ryan Improvement District
         No. 2 Rev., VRDN, 3.03%, 12/1/05
         (LOC: Wachovia Bank N.A.)                                         5,000
--------------------------------------------------------------------------------
  2,125  Tuscaloosa Health Care Auth.
         Rev., (Pine Valley), VRDN, 3.16%,
         12/1/05 (LOC: AmSouth Bank)                                       2,125
--------------------------------------------------------------------------------
                                                                          13,630

--------------------------------------------------------------------------------
ARIZONA -- 2.4%

--------------------------------------------------------------------------------
  6,750  Maricopa County Industrial
         Development Auth. Rev.,
         (Michael Pylman Dairies),
         VRDN, 3.30%, 12/1/05
         (LOC: Wells Fargo Bank N.A.)                                      6,750
--------------------------------------------------------------------------------
CALIFORNIA -- 3.4%

--------------------------------------------------------------------------------
  1,443  Alameda County Industrial
         Development Auth. Rev., (Design
         Workshops), VRDN, 3.42%,
         12/1/05 (LOC: Wells
         Fargo Bank N.A.)                                                  1,443
--------------------------------------------------------------------------------
  1,087  California Economic Development
         Financing Auth. Rev., (Wesflex
         Pipe Manufacturing), VRDN,
         3.35%, 12/1/05 (LOC: Wells
         Fargo Bank N.A.)                                                  1,087
--------------------------------------------------------------------------------
  7,000  Puttable Floating Option
         Tax-Exempt Receipts, VRDN,
         3.35%, 12/1/05
         (LOC: Lloyds Bank plc)                                            7,000
--------------------------------------------------------------------------------
                                                                           9,530

--------------------------------------------------------------------------------
COLORADO -- 3.9%

--------------------------------------------------------------------------------
  3,095  Arvada Water Enterprise Rev.,
         VRDN, 2.85%, 12/1/05 (FSA)
         (SBBPA: Dexia Credit Local)                                       3,095
--------------------------------------------------------------------------------
  2,100  Colorado Health Facilities Auth.
         Rev., (Boulder Community
         Hospital), VRDN, 3.13%, 12/7/05
         (LOC: Bank One Colorado N.A.)                                     2,100
--------------------------------------------------------------------------------
  5,800  Colorado Housing & Finance
         Auth. Rev., (Kroger Co.),
         VRDN, 3.00%, 12/1/05
         (LOC: U.S. Bank Trust N.A.)                                       5,800
--------------------------------------------------------------------------------
                                                                          10,995

--------------------------------------------------------------------------------
FLORIDA -- 4.8%

--------------------------------------------------------------------------------
  2,190  Broward County Health Facilities
         Auth. Rev., (John Knox Village),
         VRDN, 3.11%, 12/1/05 (RADIAN)
         (SBBPA: SunTrust Bank)                                            2,190
--------------------------------------------------------------------------------

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
$ 4,945  Florida Housing Finance Agency
         Rev., VRDN, 3.17%, 12/1/05
         (SBBPA: Merrill Lynch Capital
         Services) (Acquired 2/6/04 -
         4/19/04, Cost $4,945)(1)                                       $  4,945
--------------------------------------------------------------------------------
  4,300  Miami-Dade County Industrial
         Development Auth. Rev.,
         (Palmer Trinity Private College),
         VRDN, 3.12%, 12/1/05
         (LOC: Keybank N.A.)                                               4,300
--------------------------------------------------------------------------------
  1,110  Palm Beach County Rev.,
         (Zoological Society Inc.),
         VRDN, 3.10%, 12/1/05
         (LOC: Northern Trust Co.)                                         1,110
--------------------------------------------------------------------------------
    900  Seminole County Industrial
         Development Auth. Rev.,
         VRDN, 3.24%, 12/1/05
         (LOC: Bank of America N.A.)                                         900
--------------------------------------------------------------------------------
                                                                          13,445

--------------------------------------------------------------------------------
GEORGIA -- 2.9%

--------------------------------------------------------------------------------
  5,495  Fulton County Development Auth.
         Rev., (Automatic Data Processing),
         VRDN, 3.00%, 12/15/05                                             5,495
--------------------------------------------------------------------------------
  2,600  Savannah Economic Development
         Auth. Rev., Series 2002 A,
         (Westside Urban Health Center),
         VRDN, 3.05%, 12/7/05
         (LOC: SunTrust Bank)                                              2,600
--------------------------------------------------------------------------------
                                                                           8,095

--------------------------------------------------------------------------------
HAWAII -- 1.8%

--------------------------------------------------------------------------------
  3,000  Hawaii Pacific Health Rev.,
         Series 2004 B, (Department
         Budget & Finance), VRDN,
         3.08%, 12/7/05 (RADIAN)
         (SBBPA: Bank of Nova Scotia)                                      3,000
--------------------------------------------------------------------------------
  2,000  Hawaii Pacific Health Rev.,
         Series 2004 B-2, (Department
         Budget & Finance), VRDN,
         3.08%, 12/7/05 (RADIAN)
         (SBBPA: Bank of Nova Scotia)                                      2,000
--------------------------------------------------------------------------------
                                                                           5,000

--------------------------------------------------------------------------------
IDAHO -- 1.1%

--------------------------------------------------------------------------------
  3,000  Lincoln County Industrial
         Development Corp. Rev., (Double
         A Dairy), VRDN, 3.30%, 12/1/05
         (LOC: Bank of America N.A.)                                       3,000
--------------------------------------------------------------------------------
ILLINOIS -- 0.9%

--------------------------------------------------------------------------------
  2,400  Illinois Finance Auth. Rev.,
         (Institutional Gas Technology),
         VRDN, 3.11%, 12/1/05 (LOC:
         Harris Trust & Savings Bank)                                      2,400
--------------------------------------------------------------------------------
INDIANA -- 9.3%

--------------------------------------------------------------------------------
  2,800  Jasper County Industrial
         Development Rev., (Newberry
         Farms LLC), VRDN, 3.30%,
         12/1/05 (LOC: Bank of the West)                                   2,800
--------------------------------------------------------------------------------
  5,865  La Porte Industrial Development
         Rev., (KKO Realty), VRDN, 3.30%,
         12/1/05 (LOC: Bank of New York)                                   5,865
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
5

Tax-Free Money Market - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
$ 1,610  Morgan County Rev., Series
         2002 A, (Morgan Hospital &
         Medical Center), VRDN, 3.16%,
         12/1/05 (LOC: Fifth Third Bank)                                $  1,610
--------------------------------------------------------------------------------
 12,075  Morgan County Rev., Series
         2002 B, (Morgan Hospital &
         Medical Center), VRDN, 3.11%,
         12/1/05 (LOC: Fifth Third Bank)                                  12,075
--------------------------------------------------------------------------------
  3,625  Vincennes Economic Development
         Rev., (Grandview Care Inc.),
         VRDN, 3.15%, 12/1/05
         (LOC: Bank One N.A.)                                              3,625
--------------------------------------------------------------------------------
                                                                          25,975

--------------------------------------------------------------------------------
KENTUCKY -- 2.5%

--------------------------------------------------------------------------------
  5,000  Kentucky Asset Liability
         Commission Tax and Rev.
         Anticipation Notes, Series
         2005 A, 4.00%, 6/28/06                                            5,037
--------------------------------------------------------------------------------
  1,000  Murray Industrial Building Rev.,
         (Kroger Co.), VRDN, 3.00%,
         12/1/05 (LOC: U.S. Bank N.A.)                                     1,000
--------------------------------------------------------------------------------
  1,000  Winchester Industrial Building
         Rev., (Kroger Co.), VRDN, 3.00%,
         12/1/05 (LOC: U.S. Bank N.A.)                                     1,000
--------------------------------------------------------------------------------
                                                                           7,037

--------------------------------------------------------------------------------
LOUISIANA -- 2.4%

--------------------------------------------------------------------------------
  4,000  Louisiana Local Government
         Environmental Facilities &
         Community Development Auth.
         Rev., (New Orleans Sacred Heart),
         VRDN, 3.05%, 12/7/05
         (LOC: SunTrust Bank)                                              4,000
--------------------------------------------------------------------------------
  2,800  Louisiana Local Government
         Environmental Facilities &
         Community Development Auth.
         Rev., (Trinity Episcopal School),
         VRDN, 3.10%, 12/7/05
         (LOC: SunTrust Bank)                                              2,800
--------------------------------------------------------------------------------
                                                                           6,800

--------------------------------------------------------------------------------
MARYLAND -- 0.4%

--------------------------------------------------------------------------------
  1,000  Maryland Economic Development
         Corp. Rev., Series 2002 B,
         (Federation of American
         Societies), VRDN, 3.10%,
         12/7/05 (LOC: SunTrust Bank)                                      1,000
--------------------------------------------------------------------------------
MASSACHUSSETTS -- 1.4%

--------------------------------------------------------------------------------
  4,000  Massachusetts Development
         Finance Agency Rev., Series
         2005 A, (Suffolk University),
         VRDN, 3.06%, 12/7/05 (Assured
         Guarantee) (SBBPA: Citizens
         Bank of Massachusetts)                                            4,000
--------------------------------------------------------------------------------
MICHIGAN -- 0.5%

--------------------------------------------------------------------------------
  1,400  Detroit Rev., Series 2003 B,
         VRDN, 3.00%, 12/1/05 (FSA)
         (SBBPA: Dexia Credit Local)                                       1,400
--------------------------------------------------------------------------------

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
MINNESOTA -- 4.9%

--------------------------------------------------------------------------------
$ 7,140  Dakota County Community
         Development Agency Rev.,
         (Catholic Finance Corp.),
         VRDN, 3.13%, 12/7/05
         (LOC: U.S. Bank N.A.)                                          $  7,140
--------------------------------------------------------------------------------
  6,500  East Grand Forks Rev., (American
         Crystal Sugar Co.), VRDN, 3.30%,
         12/1/05 (LOC: Wachovia Bank N.A.)                                 6,500
--------------------------------------------------------------------------------
                                                                          13,640

--------------------------------------------------------------------------------
MISSISSIPPI -- 1.5%

--------------------------------------------------------------------------------
  1,750  De Soto County School District
         GO, 3.50%, 5/1/06 (FGIC)                                          1,755
--------------------------------------------------------------------------------
  2,570  Mississippi Business Finance
         Corp. Rev., Series 2004 B,
         VRDN, 3.02%, 12/1/05
         (LOC: Wells Fargo Bank N.A.)                                      2,570
--------------------------------------------------------------------------------
                                                                           4,325

--------------------------------------------------------------------------------
MISSOURI -- 6.7%

--------------------------------------------------------------------------------
  6,700  Jackson County Industrial
         Development Auth. Rev.,
         (Linda Hall Library), VRDN,
         3.16%, 12/1/05
         (LOC: Commerce Bank N.A.)                                         6,700
--------------------------------------------------------------------------------
  2,560  Kansas City Industrial
         Development Auth. Rev.,
         (Plaza Manor Nursing),
         VRDN, 3.19%, 12/1/05
         (LOC: Comerica Bank)                                              2,560
--------------------------------------------------------------------------------
  9,400  Missouri State Health &
         Educational Facilities Auth.
         COP, (Pembroke Hill School),
         VRDN, 3.16%, 12/1/05
         (LOC: Commerce Bank N.A.)                                         9,400
--------------------------------------------------------------------------------
                                                                          18,660

--------------------------------------------------------------------------------
NEVADA -- 1.3%

--------------------------------------------------------------------------------
  3,600  Clark County Economic
         Development Rev., (Lutheran
         Secondary School Association),
         VRDN, 3.25%, 12/1/05
         (LOC: Allied Irish Bank plc)                                      3,600
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 0.5%
--------------------------------------------------------------------------------
  1,390  New Hampshire Health &
         Education Facilities Auth. Rev.,
         Series 2004 B, (South New
         Hampshire Medical Center),
         VRDN, 3.13%, 12/1/05 (RADIAN)
         (SBBPA: Fleet National Bank)                                      1,390
--------------------------------------------------------------------------------
NEW MEXICO -- 0.2%
--------------------------------------------------------------------------------
    485  Farmington Pollution, 3.00%,
         12/1/05 (LOC: Barclays Bank plc)                                    485
--------------------------------------------------------------------------------
NORTH CAROLINA -- 4.8%
--------------------------------------------------------------------------------
  1,580  North Carolina Medical Care
         Commission Retirement Facilities
         Rev., (Aldersgate), VRDN,
         3.08%, 12/7/05 (LOC: Branch
         Banking & Trust)                                                  1,580
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Tax-Free Money Market - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
$11,900  North Carolina Medical Care
         Commission Retirement
         Facilities Rev., Series 2001 C,
         (Village at Brookwood),
         VRDN, 3.08%, 12/7/05
         (LOC: Branch Banking & Trust)                                  $ 11,900
--------------------------------------------------------------------------------
                                                                          13,480

--------------------------------------------------------------------------------
OREGON -- 4.7%

--------------------------------------------------------------------------------
 13,100  Port of Portland Public Grain
         Elevator Rev., (Columbia Grain
         Inc.), VRDN, 3.11%, 12/1/05
         (LOC: Wachovia Bank, N.A.)                                       13,100
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 2.9%
--------------------------------------------------------------------------------
  8,150  South Carolina Jobs Economic
         Development Auth Rev.,
         (Greenville Technical College),
         VRDN, 3.05%, 12/7/05
         (LOC: SunTrust Bank)                                              8,150
--------------------------------------------------------------------------------
TENNESSEE -- 6.8%

--------------------------------------------------------------------------------
  7,880  Bradley County Industrial
         Development Board Rev.,
         (Kroger Co.), VRDN, 3.00%,
         12/1/05 (LOC: U.S. Bank N.A.)                                     7,880
--------------------------------------------------------------------------------
    700  Cookeville Industrial Development
         Board Rev., Series 2001 A,
         (Advocacy & Resources Project),
         VRDN, 3.16%, 12/1/05
         (LOC: AmSouth Bank)                                                 700
--------------------------------------------------------------------------------
  2,300  Knox County Industrial
         Development Board Rev., (Kroger
         Co.), VRDN, 3.14%, 12/1/05
         (LOC: U.S. Bank Trust N.A.)                                       2,300
--------------------------------------------------------------------------------
  8,200  Shelby County Health Educational
         & Housing Facilities Board Rev.,
         (Kings Daughter & Sons),
         VRDN, 3.16%, 12/1/05
         (LOC: AmSouth Bank)                                               8,200
--------------------------------------------------------------------------------
                                                                          19,080

--------------------------------------------------------------------------------
TEXAS -- 14.0%

--------------------------------------------------------------------------------
 10,000  Crawford Education Facilities
         Corp. Rev., (University Package
         System A), VRDN, 3.13%,
         12/1/05 (LOC: BNP Paribas)                                       10,000
--------------------------------------------------------------------------------
  5,500  Gulf Coast Industrial Development
         Auth. Rev., (Petrounited Term
         Inc.), VRDN, 3.15%, 12/1/05
         (LOC: BNP Paribas)                                                5,500
--------------------------------------------------------------------------------
  3,000  Hale County Industrial
         Development Corp. Rev.,
         (Struikmans), VRDN, 3.30%,
         12/1/05 (LOC: Bank of the West)                                   3,000
--------------------------------------------------------------------------------
  4,000  Hale County Industrial
         Development Corp. Rev.,
         (White River Ranch), VRDN,
         3.30%, 12/1/05 (LOC: Wells
         Fargo Bank N.A)                                                   4,000
--------------------------------------------------------------------------------
  2,470  Lubbock Health Facilities
         Development Corp. Rev.,
         (Saint Joseph Health System),
         5.00%, 7/1/06 (FSA)                                               2,500
--------------------------------------------------------------------------------
$ 3,645  San Antonio Education Facilities
         Corp. Rev., Series 2004 A,
         (Phase 1 Dormitory), VRDN,
         3.13%, 12/1/05 (LOC:
         Allied Irish Bank plc)                                         $  3,645
--------------------------------------------------------------------------------
 10,000  Texas Tax & Rev. Anticipation
         Notes, 4.50%, 8/31/06                                            10,109
--------------------------------------------------------------------------------
                                                                          38,754

--------------------------------------------------------------------------------
VERMONT -- 0.8%

--------------------------------------------------------------------------------
  2,285  Vermont Educational & Health
         Buildings Financing Agency Rev.,
         Series 2004 B, (Landmark
         College), VRDN, 3.16%, 12/1/05
         (RADIAN) (LOC: SunTrust Bank)                                     2,285

--------------------------------------------------------------------------------
VIRGINIA -- 3.2%

--------------------------------------------------------------------------------
  2,400  Bristol Industrial Development
         Auth. Rev., (Bristol Health Care
         Center Inc.), VRDN, 2.85%,
         12/1/05 (LOC: Regions Bank)                                       2,400
--------------------------------------------------------------------------------
  6,600  Suffolk Industrial Development
         Auth. Rev., (Lake Prince Center),
         VRDN, 3.13%, 12/7/05
         (LOC: Branch Banking & Trust)                                     6,600
--------------------------------------------------------------------------------
                                                                           9,000

--------------------------------------------------------------------------------
WASHINGTON -- 1.4%

--------------------------------------------------------------------------------
  3,000  Everett Public Facilities District
         Rev., Series 2005 A,
         2.75%, 12/8/05 (LOC: Bank
         of America N.A.) (Acquired
         11/3/05, Cost $3,000)(1)                                          3,000
--------------------------------------------------------------------------------
    840  Pierce County Economic
         Development Corporate Rev.,
         (K & M Holdings II), VRDN,
         3.15%, 12/7/05 (LOC: Wells
         Fargo Bank, N.A.) (Acquired
         11/17/97, Cost $840)(1)                                             840
--------------------------------------------------------------------------------
                                                                           3,840

--------------------------------------------------------------------------------
WEST VIRGINIA -- 1.4%
--------------------------------------------------------------------------------
  4,000  West Virginia Economic
         Development Auth. Rev.,
         (Collins Hardwood Co.),
         VRDN, 3.30%, 12/1/05
         (LOC: Bank of America N.A.)                                       4,000
--------------------------------------------------------------------------------
WYOMING -- 1.8%

--------------------------------------------------------------------------------
  5,000  Sweetwater County Poll Rev.,
         (Citizens Utilities Co.), VRDN,
         2.75%, 12/2/05 (LOC: Barclays
         Bank plc) (Acquired 11/3/05,
         Cost $5,000)(1)                                                   5,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                               277,846
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS(2)
--------------------------------------------------------------------------------
     47  Federated Tax-Free Obligation Funds                                  47
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.5%                                     277,893
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.5%                                       1,267
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                              $279,160
================================================================================

See Notes to Financial Statements.                                   (continued)

------
7

Tax-Free Money Market - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2005.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2005, was $13,785
    (in thousands), which represented 4.9% of net assets.

(2) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
8

Tax-Free Bond - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2005
                                      --------------------------------
                                          AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------------------
                                                                                   SINCE       INCEPTION
                          6 MONTHS(1)     1 YEAR       5 YEARS     10 YEARS      INCEPTION        DATE
----------------------------------------------------------------------------------------------------------
INVESTOR CLASS              0.55%          2.90%        4.98%        4.91%         5.50%         3/2/87
----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL 5-YEAR
GO INDEX                    0.15%          1.52%        4.83%        4.83%         5.65%(2)        --
----------------------------------------------------------------------------------------------------------
AVERAGE RETURN OF
LIPPER'S INTERMEDIATE
MUNICIPAL DEBT FUNDS(3)    -0.02%          1.92%        4.63%        4.57%         5.63%(4)        --
----------------------------------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 11/30/05(3)            --          19 of 145    26 of 93      12 of 67     8 of 12(4)        --
----------------------------------------------------------------------------------------------------------
Fund's Lipper Ranking
as of 12/31/05(3)            --          25 of 147    24 of 95      12 of 67     8 of 12(4)        --
----------------------------------------------------------------------------------------------------------
Institutional Class         0.65%          3.10%         --            --          3.23%         4/15/03
----------------------------------------------------------------------------------------------------------
Advisor Class                --             --           --            --          0.32%(1)      7/29/05
----------------------------------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 2/28/87, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4)  Since 3/31/87, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                   (continued)

------
9

Tax-Free Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30

-----------------------------------------------------------------------------------------------
                    1996   1997   1998    1999    2000    2001    2002    2003    2004    2005
-----------------------------------------------------------------------------------------------
Investor Class     4.99%  5.66%  6.77%  -0.24%   7.29%   8.25%   6.02%   5.72%   2.14%   2.90%
-----------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index           5.36%  5.38%  6.32%   1.49%   5.62%   8.24%   6.47%   5.72%   2.36%   1.52%
-----------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
10

Tax-Free Bond - Portfolio Commentary

PORTFOLIO MANAGER: KENNETH SALINGER

PERFORMANCE SUMMARY

Tax-Free Bond returned 0.55%* for the six months ended November 30, 2005, solidly outpacing the 0.15% return of its benchmark--the Lehman Brothers
Municipal 5-year GO Index--and the -0.02% average return of its Lipper peer group. The fund also performed well from a longer-term standpoint, returning more than its benchmark for the past one, five, and 10 years, while concurrently ranking among the top 30% of its Lipper peers for those three time periods.
(Please see pages 9 and 10.)

Tax-Free Bond's modest six-month return reflected a limited performance by municipal bonds amid resilient economic growth, faster inflation, and higher short-term interest rates. We talk about the strategies that we employed to help achieve Tax-Free Bond's superior benchmark- and average-peer-compared results in the Portfolio Strategy & Outlook section on the next page.

YIELD SUMMARY

Tax-Free Bond's key investment objective is to seek safety of principal and high current income exempt from federal income tax. With that note in mind, the fund's 30-day SEC yield was 3.44% as of November 30, 2005, which translated into the attractive tax-equivalent yields shown in the table on this page. By comparison, Tax-Free Bond's Lipper group average 30-day SEC yield was 3.29%. All else being equal, a higher yield can boost returns and performance.

ECONOMIC REVIEW

The resilient U.S. economy grew at an approximately 3-4% annual rate during the six months despite severe hurricane damage along the Gulf Coast, an energy price spike, and higher short-term interest rates. Crude oil futures shot over 30%
higher during the summer from their May 31 level, topping $70 a barrel as
Hurricane Katrina approached the Gulf Coast. Fueled by a 21.7% annualized increase in energy costs, the Consumer Price Index rose at a 3.8% annualized growth rate in the first 11 months of 2005. To combat inflation pressures, the
Federal Reserve (the Fed) continued hiking its overnight rate target in quarter-point increments, raising it from 3% to 4%.

BROAD BOND MARKET REVIEW

The Fed's rate increases pushed short-term yields significantly higher; the two-year Treasury yield rose from 3.58% to 4.42%, a 0.84 percentage point increase. Longer-term yields rose too, but not as much; the 30-year Treasury yield rose from 4.32% to 4.69%, a 0.37 percentage

YIELDS AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.44%
--------------------------------------------------------------------------------
Institutional Class                                    3.65%
--------------------------------------------------------------------------------
Advisor Class                                          3.20%
--------------------------------------------------------------------------------
INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.0% Tax Bracket                                      4.59%
--------------------------------------------------------------------------------
28.0% Tax Bracket                                      4.78%
--------------------------------------------------------------------------------
33.0% Tax Bracket                                      5.13%
--------------------------------------------------------------------------------
35.0% Tax Bracket                                      5.29%
--------------------------------------------------------------------------------

(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

Total returns for periods less than one year are not annualized.    (continued)

------
11

Tax-Free Bond - Portfolio Commentary

point increase. This narrowed the difference between shorter- and longer-term yields and "flattened" the yield curve used to illustrate Treasury yield levels at different maturities.

MUNICIPAL MARKET REVIEW

The municipal yield curve also rose and flattened, but not as much as the
Treasury curve; municipal securities generally outperformed their Treasury counterparts. The Lehman Brothers Municipal Bond Index returned 0.36% for the six months compared with -0.81% for Lehman's U.S. Treasury Index. Interestingly, intermediate-maturity municipal securities generally underperformed shorter- and longer-maturity municipals.

PORTFOLIO STRATEGY & OUTLOOK

On the portfolio front, we emphasized a maturity structure that we believed would benefit from a decrease in the yield gap between short- and long-term municipal bonds. That strategy paid off as short-term bond yields rose (and prices fell) less than long-term bond yields. As the yield curve flattened, we locked in some of the gains from that strategy and invested the proceeds more broadly across all bond maturities--a position we expect to maintain for the time being.

We also searched for attractive opportunities caused by seasonal supply and demand fluctuations within and between the various states, a strategy that we continuously employ. By buying bonds at below-average prices during supply surges and later selling into demand once supply tightens up we're often able to enhance performance.

Lastly, we added some lower-rated investment-grade securities while generally focusing on AAA and AA bonds. The lower-rated securities tend to afford higher yields while helping to decrease Tax-Free Bond's sensitivity to interest rates.
We work closely with our well-seasoned municipal credit research team when looking for such bonds and plan to actively pursue that strategy for the foreseeable future.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        11/30/05               5/31/05
--------------------------------------------------------------------------------
AAA                                        73%                   77%
--------------------------------------------------------------------------------
AA                                          5%                    5%
--------------------------------------------------------------------------------
A                                           8%                    8%
--------------------------------------------------------------------------------
BBB                                        14%                   10%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE STATES
AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                        % OF NET             % OF NET
                                         ASSETS               ASSETS
                                          AS OF                AS OF
                                        11/30/05              5/31/05
--------------------------------------------------------------------------------
Texas                                    13.8%                 10.5%
--------------------------------------------------------------------------------
California                                8.7%                 12.9%
--------------------------------------------------------------------------------
Puerto Rico                               7.9%                  5.3%
--------------------------------------------------------------------------------
Arizona                                   7.7%                  9.4%
--------------------------------------------------------------------------------
Washington                                6.7%                  6.3%
--------------------------------------------------------------------------------

------
12

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 96.7%
--------------------------------------------------------------------------------
ALABAMA -- 1.1%

--------------------------------------------------------------------------------
           $  865  Alabama Water Pollution
                   Control Auth. GO, 5.75%,
                   8/15/18 (Ambac)                                     $    941
--------------------------------------------------------------------------------
              190  East Central Industrial
                   Development Auth. Rev.,
                   5.25%, 9/1/08, Prerefunded
                   at 100% of Par (Ambac)(1)                                199
--------------------------------------------------------------------------------
              810  East Central Industrial
                   Development Auth. Rev.,
                   5.25%, 9/1/13, Prerefunded
                   at 100% of Par (Ambac)(1)                                847
--------------------------------------------------------------------------------
            1,875  Helena Utilities Board Water &
                   Sewer Rev., 5.75%, 4/1/20 (MBIA)                       2,081
--------------------------------------------------------------------------------
            1,435  Helena Utilities Board Water &
                   Sewer Rev., 5.75%, 4/1/22 (MBIA)                       1,591
--------------------------------------------------------------------------------
            1,250  Huntsville Health Care Auth.
                   Rev., Series 2002 A, 3.80%,
                   6/1/06 (MBIA)                                          1,252
--------------------------------------------------------------------------------
                                                                          6,911

--------------------------------------------------------------------------------
ARIZONA -- 7.4%

--------------------------------------------------------------------------------
            1,275  Arizona Health Facilities Auth.
                   Rev., (Blood Systems
                   Incorporated), 4.00%, 4/1/12                           1,269
--------------------------------------------------------------------------------
            1,175  Arizona Health Facilities Auth.
                   Rev., (Blood Systems
                   Incorporated), 4.50%, 4/1/16                           1,177
--------------------------------------------------------------------------------
            1,000  Arizona Tourism & Sports Auth.
                   Rev., (Baseball Training
                   Facilities), 5.00%, 7/1/11                             1,042
--------------------------------------------------------------------------------
            1,000  Arizona Tourism &Sports Auth.
                   Rev., (Baseball Training
                   Facilities), 5.00%, 7/1/12                             1,043
--------------------------------------------------------------------------------
            2,000  Arizona Tourism & Sports Auth.
                   Rev., Series 2003 A,
                   (Multipurpose Stadium Facility),
                   5.25%, 7/1/17 (MBIA)                                   2,158
--------------------------------------------------------------------------------
            2,925  Chandler Water & Sewer Rev.,
                   4.50%, 7/1/06 (FSA)                                    2,947
--------------------------------------------------------------------------------
            2,130  Energy Management Services
                   LLC Rev., (Arizona State
                   University - Main Campus),
                   4.50%, 7/1/12 (MBIA)                                   2,231
--------------------------------------------------------------------------------
            1,930  Gilbert Water Resource Municipal
                   Property Corp. Rev., (Development
                   Fee & Sub-Lien), 4.25%, 4/1/11                         1,929
--------------------------------------------------------------------------------
            3,000  Gilbert Water Resource Municipal
                   Property Corp. Rev., (Development
                   Fee & Sub-Lien), 4.90%, 4/1/19                         3,008
--------------------------------------------------------------------------------
            1,000  Glendale Water & Sewer Rev.,
                   5.00%, 7/1/06 (FGIC)                                   1,010
--------------------------------------------------------------------------------
            4,000  Maricopa County Community
                   College District GO, Series
                   1997 B, 5.00%, 7/1/06                                  4,081
--------------------------------------------------------------------------------
            1,155  Maricopa County Gilbert Unified
                   School District No. 41 GO, 5.75%,
                   7/1/11 (FSA)                                           1,281
--------------------------------------------------------------------------------

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
           $1,000  Maricopa County Peoria Unified
                   School District No. 11 GO,
                   (School Improvement), 4.25%,
                   7/1/18 (Ambac)                                      $  1,002
--------------------------------------------------------------------------------
            2,415  Maricopa County Saddle Mountain
                   Unified School District No. 90 GO,
                   Series 2003 A, 5.25%, 7/1/11                           2,557
--------------------------------------------------------------------------------
            2,000  Maricopa County Saddle Mountain
                   Unified School District No. 90 GO,
                   Series 2003 A, 5.25%, 7/1/12                           2,124
--------------------------------------------------------------------------------
            1,000  Mohave County Community
                   College District Rev., (State
                   Board of Directors), 6.00%,
                   3/1/20 (MBIA)                                          1,089
--------------------------------------------------------------------------------
            1,655  Mohave County Industrial
                   Development Auth. GO,
                   Series 2004 A, (Mohave Prison),
                   5.00%, 4/1/14 (XLCA)                                   1,764
--------------------------------------------------------------------------------
            2,000  Phoenix GO, Series 2005 B,
                   4.25%, 7/1/22                                          1,941
--------------------------------------------------------------------------------
            1,200  Pima County Indian
                   Oasis-Baboquivari Unified School
                   District No. 40 GO, Series 2002 A,
                   4.60%, 7/1/13 (MBIA)                                   1,256
--------------------------------------------------------------------------------
            2,600  Pima County Tucson Unified
                   School District No. 1 GO, 4.625%,
                   7/1/13 (FSA)                                           2,725
--------------------------------------------------------------------------------
            3,970  Pinal County COP, 5.00%, 12/1/25                       4,037
--------------------------------------------------------------------------------
            1,425  Pinal County COP, 5.00%, 12/1/26                       1,445
--------------------------------------------------------------------------------
            3,085  South Tucson Municipal Property
                   Corp. Rev., 5.50%, 6/1/24                              3,197
--------------------------------------------------------------------------------
            1,845  West Campus Housing
                   Student Housing Rev.,
                   (Arizona State University),
                   5.00%, 7/1/30 (Ambac)                                  1,907
--------------------------------------------------------------------------------
                                                                         48,220

--------------------------------------------------------------------------------
ARKANSAS -- 0.3%

--------------------------------------------------------------------------------
              725  Fort Smith Sales and Use
                   Tax Rev., Series 2001 A,
                   4.375%, 12/1/11                                          725
--------------------------------------------------------------------------------
            1,000  Washington County Rev., Series
                   2005 B (Regional Medical
                   Center), 5.00%, 2/1/12                                 1,042
--------------------------------------------------------------------------------
                                                                          1,767

--------------------------------------------------------------------------------
CALIFORNIA -- 8.7%

--------------------------------------------------------------------------------
            1,500  California Educational Facilities
                   Auth. Rev., Series 2005 A,
                   (Mills College), 5.00%, 9/1/29                         1,507
--------------------------------------------------------------------------------
            5,000  California GO, 5.00%, 4/1/11(2)                        5,317
--------------------------------------------------------------------------------
            1,000  California Public Works Board
                   Lease COP, Series 1994 A,
                   (Various University of California
                   Projects), 6.20%, 10/1/08                              1,012
--------------------------------------------------------------------------------
            1,000  California Statewide Communities
                   Development Auth. Rev.,
                   Series 2002 E, (Kaiser
                   Permanente), 4.70%, 6/1/09                             1,028
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
           $1,075  California Statewide Communities
                   Development Auth. Water &
                   Waste Rev., Series 2004 A,
                   (Pooled Financing Program),
                   5.00%, 10/1/12 (FSA)                                $  1,161
--------------------------------------------------------------------------------
            2,000  California Statewide Communities
                   Development Auth. Water &
                   Waste Rev., Series 2004 A,
                   (Pooled Financing Program),
                   5.25%, 10/1/19 (FSA)                                   2,164
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/31 (Ambac)(3)                                443
--------------------------------------------------------------------------------
            1,615  Campbell COP, (Civic Center),
                   5.83%, 10/1/32 (Ambac)(3)                                420
--------------------------------------------------------------------------------
            2,000  Coachella Financing Auth. Tax
                   Allocation Rev., Series 2004 B,
                   (Redevelopment Project No. 4),
                   5.25%, 9/1/34 (XLCA)                                   2,094
--------------------------------------------------------------------------------
            3,000  Imperial Irrigation District COP,
                   (Water Systems), 5.50%,
                   7/1/29 (Ambac)                                         3,239
--------------------------------------------------------------------------------
            5,000  Los Angeles Department of Water
                   & Power Rev., Series 2001 AA3,
                   (Power Systems), 5.25%, 7/1/24                         5,050
--------------------------------------------------------------------------------
            2,200  Manteca Unified School District
                   GO, 5.25%, 8/1/23 (FSA)                                2,439
--------------------------------------------------------------------------------
           18,315  Merced Irrigation District Rev.,
                   5.25%, 9/1/36 (XLCA)(2)                               19,220
--------------------------------------------------------------------------------
              675  Plumas Unified School District
                   GO, 5.25%, 8/1/19 (FSA)                                  748
--------------------------------------------------------------------------------
            1,000  Plumas Unified School District
                   GO, 5.25%, 8/1/20 (FSA)                                1,111
--------------------------------------------------------------------------------
            1,575  Plumas Unified School District
                   GO, Series 2005 B, (2002
                   Election), 5.00%, 8/1/26 (FSA)                         1,647
--------------------------------------------------------------------------------
            1,120  San Diego Public Water Facilities
                   Financing Auth. Rev., 5.00%,
                   8/1/24 (MBIA)                                          1,168
--------------------------------------------------------------------------------
            2,145  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   5.50%, 7/1/15 (MBIA)                                   2,343
--------------------------------------------------------------------------------
            1,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/20 (MBIA)                                   1,117
--------------------------------------------------------------------------------
            2,000  San Francisco Uptown Parking
                   Corporation Rev., (Union Square),
                   6.00%, 7/1/31 (MBIA)                                   2,223
--------------------------------------------------------------------------------
            1,100  Val Verde Unified School District
                   COP, Series 2005 B, (Construction),
                   5.00%, 1/1/30 (FGIC)                                   1,131
--------------------------------------------------------------------------------
                                                                         56,582

--------------------------------------------------------------------------------
COLORADO -- 2.7%

--------------------------------------------------------------------------------
            1,100  Arapahoe County Water &
                   Wastewater Public Improvement
                   District GO, Series 2002 B,
                   5.75%, 12/1/17 (MBIA)                                  1,225
--------------------------------------------------------------------------------
            1,550  Colorado Educational & Cultural
                   Facilities Auth. Rev., (Excel
                   Academy Charter School),
                   5.50%, 12/1/33 (XLCA)                                  1,673
--------------------------------------------------------------------------------

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
           $  530  Colorado Educational & Cultural
                   Facilities Auth. Rev., (University
                   Facilities-Northwest Nazarene),
                   4.50%, 11/1/09                                      $    535
--------------------------------------------------------------------------------
              800  Colorado Educational & Cultural
                   Facilities Auth. Rev., (University
                   Facilities-Northwest Nazarene),
                   4.60%, 11/1/16                                           787
--------------------------------------------------------------------------------
              900  Colorado Educational & Cultural
                   Facilities Auth. Rev., (University
                   Facilities-Northwest Nazarene),
                   4.75%, 11/1/10                                           922
--------------------------------------------------------------------------------
            1,210  Colorado Educational & Cultural
                   Facilities Auth. Rev., Series
                   2005 A, (Ridgeview Charter
                   School), 5.50%, 8/15/35 (XLCA)                         1,304
--------------------------------------------------------------------------------
              325  Colorado Health Facilities Auth.
                   Rev., (Vail Valley Medical Center),
                   4.00%, 1/15/06                                           325
--------------------------------------------------------------------------------
              500  Colorado Health Facilities Auth.
                   Rev., (Vail Valley Medical Center),
                   4.00%, 1/15/07                                           501
--------------------------------------------------------------------------------
              585  Colorado Health Facilities Auth.
                   Rev., (Vail Valley Medical Center),
                   4.50%, 1/15/09                                           594
--------------------------------------------------------------------------------
              450  Colorado Water Resources &
                   Power Development Auth. Rev.,
                   Series 2000 A, 6.25%, 9/1/10,
                   Prerefunded at 100% of Par(1)                            504
--------------------------------------------------------------------------------
               50  Colorado Water Resources &
                   Power Development Auth. Rev.,
                   Series 2000 A, 6.25%, 9/1/16                              56
--------------------------------------------------------------------------------
            1,430  Denver West Metropolitan
                   District GO, 5.25%, 12/1/24                            1,462
--------------------------------------------------------------------------------
            1,000  Douglas & Elbert Counties
                   School District No. Re-1 GO,
                   Series 2002 B, 5.75%,
                   12/15/12, Prerefunded at 100% of Par
                   (FSA/State Aid Withholding)(1)                         1,125
--------------------------------------------------------------------------------
            1,100  Eagle Bend Metropolitan
                   District No. 2 GO, 5.25%,
                   12/1/23 (RADIAN)                                       1,149
--------------------------------------------------------------------------------
            5,000  University of Colorado Regents
                   COP, 6.00%, 12/1/22 (MBIA-IBC)                          5,501
--------------------------------------------------------------------------------
                                                                          17,663

--------------------------------------------------------------------------------
CONNECTICUT -- 0.7%

--------------------------------------------------------------------------------
            2,150  City of Bridgeport GO, Series
                   2004 A, 5.25%, 8/15/22 (MBIA)                          2,309
--------------------------------------------------------------------------------
            2,215  New Haven Air Rights
                   Package Facility Rev., 5.00%,
                   12/1/10 (Ambac)                                        2,363
--------------------------------------------------------------------------------
                                                                          4,672

--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.4%
--------------------------------------------------------------------------------
            1,385  District of Columbia GO, Series
                   1999 B, 5.50%, 6/1/09 (FSA)                            1,476
--------------------------------------------------------------------------------
            1,155  District of Columbia Rev.,
                   (Gonzaga College High School),
                   5.20%, 7/1/12 (FSA)                                    1,225
--------------------------------------------------------------------------------
                                                                          2,701

--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
14

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
FLORIDA -- 2.5%

--------------------------------------------------------------------------------
           $  200  Broward County Health Facilities
                   Auth. Rev., (John Knox Village),
                   VRDN, 3.11%, 12/1/05 (RADIAN)
                   (SBBPA: SunTrust Bank)                              $    200
--------------------------------------------------------------------------------
            2,585  Greater Orlando Aviation Auth.
                   Rev., Series 2003 A, 5.00%,
                   10/1/13 (FSA)                                          2,776
--------------------------------------------------------------------------------
              500  Highlands County Health
                   Facilities Auth. Rev., Series
                   2005 A, (Adventist Health),
                   5.00%, 11/15/11                                          529
--------------------------------------------------------------------------------
              500  Highlands County Health
                   Facilities Auth. Rev., Series
                   2005 B, (Adventist Health),
                   5.00%, 11/15/09                                          523
--------------------------------------------------------------------------------
              500  Highlands County Health
                   Facilities Auth. Rev., Series
                   2005 B, (Adventist Health),
                   5.00%, 11/15/10                                          527
--------------------------------------------------------------------------------
            1,000  Highlands County Health
                   Facilities Auth. Rev., Series
                   2005 B, (Adventist Health),
                   5.00%, 11/15/11                                        1,057
--------------------------------------------------------------------------------
            2,500  JEA St. Johns River Power
                   Park System Rev., Series 21,
                   Issue 2, 5.00%, 10/1/11 (MBIA)                         2,675
--------------------------------------------------------------------------------
            2,500  JEA St. Johns River Power Park
                   System Rev., Series 21, Issue 2,
                   5.00%, 10/1/12 (MBIA)                                  2,688
--------------------------------------------------------------------------------
            1,500  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 4.00%, 11/15/06                               1,501
--------------------------------------------------------------------------------
            2,500  Orlando Utilities Commission
                   Rev., Series 2005 A, 4.00%,
                   10/1/11 (MBIA)                                         2,550
--------------------------------------------------------------------------------
            1,000  Orlando Utilities Commission
                   Water & Electric Rev., Series
                   1989 D, 6.75%, 10/1/17(1)                              1,199
--------------------------------------------------------------------------------
                                                                         16,225

--------------------------------------------------------------------------------
GEORGIA -- 0.2%

--------------------------------------------------------------------------------
              255  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/09, Prerefunded at 100%
                   of Par (MBIA-IBC)(1)                                     274
--------------------------------------------------------------------------------
               20  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/11 (MBIA-IBC)                                         22
--------------------------------------------------------------------------------
              110  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)(1)                                     124
--------------------------------------------------------------------------------
              615  Georgia Municipal Electric Power
                   Auth. Rev., Series 1991 V, 6.50%,
                   1/1/12 (MBIA-IBC)                                        688
--------------------------------------------------------------------------------
                                                                          1,108

--------------------------------------------------------------------------------

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
HAWAII -- 0.1%

--------------------------------------------------------------------------------
           $  500  Maui County GO, Series 2000 A,
                   6.50%, 3/1/10, Prerefunded at
                   101% of Par (FGIC)(1)                               $    563
--------------------------------------------------------------------------------
IDAHO -- 0.2%

--------------------------------------------------------------------------------
            1,000  Blaine County Hailey School
                   District No. 61 GO, 5.00%,
                   7/30/10 (Ambac)                                        1,066
--------------------------------------------------------------------------------
ILLINOIS -- 3.9%

--------------------------------------------------------------------------------
            2,000  Bedford Park GO, Series 2004 A,
                   5.25%, 12/15/20 (FSA)                                  2,167
--------------------------------------------------------------------------------
            4,000  Chicago O'Hare International
                   Airport Rev., Series 1993 A,
                   (Senior Lien), 5.00%,
                   1/1/12 (MBIA-IBC)                                      4,264
--------------------------------------------------------------------------------
            1,000  Chicago O'Hare International
                   Airport Rev., Series 2004 A,
                   5.00%, 1/1/26 (MBIA)                                   1,034
--------------------------------------------------------------------------------
            2,000  Illinois Dedicated Tax Rev.,
                   (Civic Center), 6.25%,
                   12/15/20 (Ambac)                                       2,391
--------------------------------------------------------------------------------
              595  Illinois Development Finance
                   Auth. Rev., Series 2001 B,
                   (Midwestern University),
                   5.00%, 5/15/08                                           611
--------------------------------------------------------------------------------
              655  Illinois Development Finance
                   Auth. Rev., Series 2001 B,
                   (Midwestern University),
                   5.125%, 5/15/10                                          685
--------------------------------------------------------------------------------
              400  Illinois Development Finance
                   Auth. Rev., Series 2001 B,
                   (Midwestern University),
                   5.75%, 5/15/16                                           427
--------------------------------------------------------------------------------
            1,155  Illinois Finance Auth. Rev.,
                   Series 2005 A, (Depaul
                   University), 5.00%, 10/1/14                            1,214
--------------------------------------------------------------------------------
            1,000  Illinois Finance Auth. Rev.,
                   Series 2005 A, (Depaul
                   University), 5.00%, 10/1/15                            1,052
--------------------------------------------------------------------------------
            1,140  Illinois Health Facilities Auth.
                   Rev., Series 1992 C, (Evangelical
                   Hospital), 6.75%, 4/15/12(1)                           1,287
--------------------------------------------------------------------------------
            1,000  Illinois Regional Transportation
                   Auth. Rev., Series 1990 A,
                   7.20%, 11/1/20 (Ambac)                                 1,254
--------------------------------------------------------------------------------
              930  Kane County Geneva Community
                   Unit School District No. 304 GO,
                   6.20%, 1/1/24 (FSA)                                    1,082
--------------------------------------------------------------------------------
            1,105  Ogle Lee & De Kalb Counties
                   Township High School District No.
                   212 GO, 6.00%, 12/1/17 (MBIA)                          1,238
--------------------------------------------------------------------------------
            1,220  Ogle Lee & De Kalb Counties
                   Township High School District No.
                   212 GO, 6.00%, 12/1/18 (MBIA)                          1,364
--------------------------------------------------------------------------------
            1,855  Peoria County School District
                   No. 150 Peoria GO, Series
                   2005 A, 5.00%, 1/1/10 (FSA)                            1,957
--------------------------------------------------------------------------------
            1,250  Town of Cicero GO, Series
                   2005 A, 5.25%, 1/1/20 (XLCA)                           1,345
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
15

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
           $1,000  Town of Cicero GO, Series
                   2005 A, 5.25%, 1/1/21 (XLCA)                        $  1,074
--------------------------------------------------------------------------------
            1,000  University of Illinois COP,
                   (Utility Infrastructure), 5.75%,
                   8/15/08 (MBIA)                                         1,058
--------------------------------------------------------------------------------
                                                                         25,504

--------------------------------------------------------------------------------
INDIANA -- 1.2%

--------------------------------------------------------------------------------
            1,900  Indiana Health Facilities
                   Financing Auth. Hospital Rev.,
                   (Holy Cross Health System
                   Corp.), 5.375%, 12/1/12 (MBIA)                         1,996
--------------------------------------------------------------------------------
              220  Indiana Transportation Finance
                   Auth. Rev., Series 1990 A,
                   7.25%, 6/1/15(1)                                         253
--------------------------------------------------------------------------------
              780  Indiana Transportation Finance
                   Auth. Rev., Series 1990 A,
                   7.25%, 6/1/15                                            945
--------------------------------------------------------------------------------
            1,500  Mount Vernon of Hancock
                   County Multi-School Building
                   Corp. Rev., Series 2001 B,
                   (First Mortgage), 5.75%,
                   7/15/11 (Ambac)                                        1,661
--------------------------------------------------------------------------------
            1,650  Valparaiso Middle Schools
                   Building Corp. Rev., (First
                   Mortgage), 5.75%, 7/15/11,
                   Prerefunded at 100% of
                   Par (FGIC)(1)                                          1,827
--------------------------------------------------------------------------------
            1,000  Zionsville Community Schools
                   Building Corp. GO, (First
                   Mortgage), 5.75%, 1/15/12
                   (FGIC/State Aid Withholding)                           1,113
--------------------------------------------------------------------------------
                                                                          7,795

--------------------------------------------------------------------------------
IOWA -- 0.5%

--------------------------------------------------------------------------------
            3,350  Coralville GO, Series 2005 K-2,
                   5.00%, 6/1/07                                          3,409
--------------------------------------------------------------------------------
KANSAS -- 0.4%

--------------------------------------------------------------------------------
            1,280  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.25%, 11/15/13                       1,353
--------------------------------------------------------------------------------
            1,195  Wichita Hospital Facilities Rev.,
                   Series 2001 III, 5.50%, 11/15/16                       1,269
--------------------------------------------------------------------------------
                                                                          2,622

--------------------------------------------------------------------------------
KENTUCKY -- 3.1%

--------------------------------------------------------------------------------
           20,000  Kentucky Asset Liability
                   Commission Tax and Rev.
                   Anticipation Notes, Series
                   2005 A, 4.00%, 6/28/06                                20,080
--------------------------------------------------------------------------------
LOUISIANA -- 0.5%

--------------------------------------------------------------------------------
            1,740  Louisiana Local Government
                   Environmental Facilities &
                   Community Development Auth.
                   Rev., (Ascension Parish Library),
                   5.25%, 4/1/23 (Ambac)                                  1,857
--------------------------------------------------------------------------------
            1,215  Louisiana Local Government
                   Environmental Facilities &
                   Community Development Auth.
                   Rev., (Ascension Parish Library),
                   5.25%, 4/1/35 (Ambac)                                  1,278
--------------------------------------------------------------------------------
                                                                          3,135

--------------------------------------------------------------------------------

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
MASSACHUSSETTS -- 0.2%

--------------------------------------------------------------------------------
           $1,000  Massachusetts Health &
                   Educational Facilities Auth.
                   Rev., Series 1992 F, 6.25%,
                   7/1/12 (Ambac)                                      $  1,090
--------------------------------------------------------------------------------
MICHIGAN -- 2.6%

--------------------------------------------------------------------------------
            3,500  Detroit GO, Series 2004 A-1,
                   5.25%, 4/1/23 (Ambac)                                  3,737
--------------------------------------------------------------------------------
            1,485  Grand Valley State University
                   Rev., 5.75%, 12/1/10 (FGIC)                            1,635
--------------------------------------------------------------------------------
            2,345  Michigan Higher Education
                   Facilities Auth. Rev., (Limited
                   Obligation - Hillsdale College),
                   5.00%, 3/1/26                                          2,386
--------------------------------------------------------------------------------
              575  Taylor GO, 5.00%, 9/1/11 (MBIA)                          616
--------------------------------------------------------------------------------
            1,000  Taylor GO, 5.00%, 9/1/14 (MBIA)                        1,080
--------------------------------------------------------------------------------
            2,010  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.00%,
                   12/1/11 (FGIC)                                         2,146
--------------------------------------------------------------------------------
            2,215  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.375%,
                   12/1/13 (FGIC)                                         2,414
--------------------------------------------------------------------------------
            2,335  Wayne Charter County Airport
                   Rev., Series 2002 C, 5.375%,
                   12/1/14 (FGIC)                                         2,532
--------------------------------------------------------------------------------
                                                                         16,546

--------------------------------------------------------------------------------
MINNESOTA -- 0.4%

--------------------------------------------------------------------------------
              800  City of Chaska Rev., Series
                   2005 A, (Generating Facilities),
                   5.00%, 10/1/30                                           812
--------------------------------------------------------------------------------
            1,500  Minnesota Higher Education
                   Facilities Auth. Rev., Series
                   2005-6G, (Saint John
                   University), 5.00%, 10/1/12                            1,598
--------------------------------------------------------------------------------
                                                                          2,410

--------------------------------------------------------------------------------
MISSOURI -- 2.2%

--------------------------------------------------------------------------------
            1,200  Camdenton Reorganized School
                   District No. R-III GO, 5.25%,
                   3/1/22 (FSA)                                           1,299
--------------------------------------------------------------------------------
              400  City of Riverside Tax Allocation
                   Rev., (L-385 Levee), 3.25%,
                   5/1/06                                                   399
--------------------------------------------------------------------------------
              500  Des Peres GO, 5.25%,
                   2/1/19 (Ambac)                                           543
--------------------------------------------------------------------------------
            1,145  Jackson County Public Building
                   Corp. COP, Series 2000 A,
                   6.00%, 11/1/18                                         1,218
--------------------------------------------------------------------------------
            2,775  Missouri Development Finance
                   Board COP, Series 2000 A,
                   (Midtown Redevelopment),
                   5.75%, 4/1/22 (MBIA)                                   3,000
--------------------------------------------------------------------------------
            2,000  Missouri Development Finance
                   Board Rev., Series 2005 A,
                   (Branson Landing), 4.75%, 6/1/25                       1,965
--------------------------------------------------------------------------------
            2,500  Missouri Development Finance
                   Board Rev., Series 2005 A,
                   (Branson Landing), 5.00%, 6/1/35                       2,509
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
16

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
           $2,875  Missouri Health & Educational
                   Facilities Auth. Rev., Series
                   1998 A, (Park Lane Medical
                   Center), 5.60%, 1/1/15 (MBIA)                       $  3,104
--------------------------------------------------------------------------------
                                                                         14,037

--------------------------------------------------------------------------------
NEVADA -- 1.3%

--------------------------------------------------------------------------------
            1,000  Clark County School District GO,
                   Series 1997 B, (Building &
                   Renovation), 5.25%, 6/15/07,
                   Prerefunded at 101% of
                   Par (FGIC)(1)                                          1,038
--------------------------------------------------------------------------------
            3,295  Las Vegas Redevelopment Agency
                   Tax Increment Rev., Series 2003 A,
                   (Fremont Street), 4.50%, 6/15/10                       3,349
--------------------------------------------------------------------------------
            1,550  Reno Sales and Room Tax Rev.,
                   (ReTrac-Reno Transportation Rail
                   Access Corridor), (Senior Lien),
                   5.50%, 6/1/19 (Ambac)                                  1,687
--------------------------------------------------------------------------------
            1,865  Reno Sales and Room Tax Rev.,
                   (ReTrac-Reno Transportation Rail
                   Access Corridor), (Senior Lien),
                   5.50%, 6/1/20 (Ambac)                                  2,031
--------------------------------------------------------------------------------
                                                                          8,105

--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 1.0%
--------------------------------------------------------------------------------
            1,660  New Hampshire Health &
                   Education Facilities Auth. Rev.,
                   Series 2004 A, (Kendal at
                   Hanover), 5.00%, 10/1/11                               1,717
--------------------------------------------------------------------------------
              680  New Hampshire Health &
                   Education Facilities Auth. Rev.,
                   Series 2004 A, (Kendal at
                   Hanover), 5.00%, 10/1/12                                 705
--------------------------------------------------------------------------------
            1,030  New Hampshire Health &
                   Education Facilities Auth. Rev.,
                   Series 2004 A, (Kendal at
                   Hanover), 5.00%, 10/1/13                               1,062
--------------------------------------------------------------------------------
            3,000  New Hampshire Health &
                   Education Facilities Auth. Rev.,
                   Series 2004 A, (Kendal at
                   Hanover), 5.00%, 10/1/18                               3,032
--------------------------------------------------------------------------------
                                                                          6,516

--------------------------------------------------------------------------------
NEW JERSEY -- 4.8%
--------------------------------------------------------------------------------
            4,080  New Jersey Economic
                   Development Auth. Rev.,
                   Series 2005 A, (Cranes Mill),
                   5.00%, 6/1/15                                          4,158
--------------------------------------------------------------------------------
            3,310  New Jersey Economic
                   Development Auth. Rev.,
                   Series 2005 A, (Cranes Mill),
                   5.00%, 6/1/20                                          3,283
--------------------------------------------------------------------------------
            5,000  New Jersey Tax & Rev.
                   Anticipation Notes, Series
                   2005 A, 4.00%, 6/23/06                                 5,021
--------------------------------------------------------------------------------
            4,235  New Jersey Transit Corporation
                   COP, 5.00%, 10/1/12 (FSA)                              4,533
--------------------------------------------------------------------------------
            5,595  New Jersey Transit Corporation
                   COP, 5.00%, 10/1/13 (FSA)                              5,999
--------------------------------------------------------------------------------

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
           $7,400  New Jersey Transportation Trust
                   Fund Auth. Rev., Series 2004 B,
                   5.25%, 12/15/12 (FGIC)                              $  8,051
--------------------------------------------------------------------------------
                                                                         31,045

--------------------------------------------------------------------------------
NEW MEXICO -- 0.2%
--------------------------------------------------------------------------------
            1,415  San Juan County Gross Receipts
                   Tax Rev., Series 2001 A, 5.75%,
                   9/15/21 (Ambac)                                        1,568
--------------------------------------------------------------------------------
NEW YORK -- 3.8%
--------------------------------------------------------------------------------
            2,975  City of New York GO, Series
                   2002 B, 5.25%, 8/1/09 (CIFG)                           3,147
--------------------------------------------------------------------------------
            2,885  City of New York GO, Series
                   2002 C, 5.25%, 8/1/09 (CIFG)                           3,051
--------------------------------------------------------------------------------
            5,000  City of New York GO, Series
                   2003 I, 5.75%, 3/1/20                                  5,476
--------------------------------------------------------------------------------
            1,375  City of New York GO, Series
                   2004 I, 5.00%, 8/1/08                                  1,430
--------------------------------------------------------------------------------
              855  Monroe County Industrial
                   Development Agency Rev.,
                   (Highland Hospital Rochester),
                   4.00%, 8/1/09                                            856
--------------------------------------------------------------------------------
            1,600  Monroe County Industrial
                   Development Agency Rev.,
                   (Highland Hospital Rochester),
                   4.00%, 8/1/10                                          1,597
--------------------------------------------------------------------------------
              920  Monroe County Industrial
                   Development Agency Rev.,
                   (Highland Hospital Rochester),
                   5.00%, 8/1/11                                            963
--------------------------------------------------------------------------------
            2,000  New York City Transitional
                   Finance Auth. Rev., Series
                   2005 A1, 5.00%, 11/1/10                                2,131
--------------------------------------------------------------------------------
            1,000  New York Dormitory Auth. COP,
                   Series 1995 A, (State
                   University Educational Facilities),
                   6.50%, 5/15/06                                         1,014
--------------------------------------------------------------------------------
            1,440  New York Dormitory Auth. Rev.,
                   Series 1990 A, (UNIC Educational
                   Facilities), 7.50%, 5/15/13
                   (MBIA-IBC)                                             1,780
--------------------------------------------------------------------------------
            1,000  New York Dormitory Auth.
                   Rev., Series 2005 F, 5.00%,
                   3/15/12 (FSA)(4)                                       1,074
--------------------------------------------------------------------------------
            1,160  New York Thruway Auth. Service
                   Contract COP, 5.50%, 4/1/06                            1,169
--------------------------------------------------------------------------------
            1,000  Niagara Falls Bridge Commission
                   Toll Rev., Series 1993 B, 5.25%,
                   10/1/15 (FGIC)                                         1,088
--------------------------------------------------------------------------------
                                                                         24,776

--------------------------------------------------------------------------------
NORTH CAROLINA -- 2.3%
--------------------------------------------------------------------------------
            1,300  Charlotte Airport Rev., Series
                   2004 A, 5.25%, 7/1/24 (MBIA)                           1,387
--------------------------------------------------------------------------------
            1,195  City of Lincolnton Rev.,
                   (Combined Enterprise System),
                   4.00%, 5/1/12 (XLCA)                                   1,211
--------------------------------------------------------------------------------
            1,085  City of Lincolnton Rev.,
                   (Combined Enterprise System),
                   5.00%, 5/1/10 (XLCA)                                   1,147
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
17

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
           $1,140  City of Lincolnton Rev.,
                   (Combined Enterprise System),
                   5.00%, 5/1/11 (XLCA)                                $  1,214
--------------------------------------------------------------------------------
            2,000  North Carolina Eastern Municipal
                   Power Agency System Rev., Series
                   1993 B, 6.00%, 1/1/06 (FSA)                            2,005
--------------------------------------------------------------------------------
            2,500  North Carolina Medical Care
                   Commission Rev., Series 2004 A,
                   (Health Care Housing - ARC
                   Projects), 5.50%, 10/1/24                              2,576
--------------------------------------------------------------------------------
            1,000  North Carolina Municipal Power
                   Agency No. 1 Catawba Electric
                   Rev., Series 1992, 6.00%,
                   1/1/10 (MBIA)                                          1,092
--------------------------------------------------------------------------------
            2,000  North Carolina Municipal
                   Power Agency No. 1 Catawba
                   Electric Rev., Series 2003 A,
                   5.50%, 1/1/13                                          2,167
--------------------------------------------------------------------------------
            1,100  University of North Carolina at
                   Chapel Hill Rev., Series 2005 A,
                   5.00%, 2/1/08                                          1,131
--------------------------------------------------------------------------------
            1,000  University of North Carolina at
                   Chapel Hill Rev., Series 2005 A,
                   5.00%, 2/1/09                                          1,038
--------------------------------------------------------------------------------
                                                                         14,968

--------------------------------------------------------------------------------
NORTH DAKOTA -- 0.3%
--------------------------------------------------------------------------------
            1,500  Grand Forks Health Care System
                   Rev., (Altru Health System
                   Obligation Group), 7.125%,
                   8/15/24                                                1,641
--------------------------------------------------------------------------------
OHIO -- 1.9%

--------------------------------------------------------------------------------
              500  Erie County Hospital Facilities
                   Rev., Series 2002 A, (Firelands
                   Regional Medical Center),
                   4.50%, 8/15/07                                           507
--------------------------------------------------------------------------------
            1,150  Mad River Local School District
                   GO, (Classroom Facilities),
                   5.75%, 12/1/19 (FGIC)                                  1,280
--------------------------------------------------------------------------------
            1,700  Milford Exempt Village School
                   District GO, (School Improvement),
                   6.00%, 12/1/11 (FSA)                                   1,913
--------------------------------------------------------------------------------
            1,005  Ohio GO, Series 2005 A,
                   (Infrastructure Improvement),
                   5.00%, 9/1/11(4)                                       1,078
--------------------------------------------------------------------------------
            1,365  Ohio GO, Series 2005 A,
                   (Infrastructure Improvement),
                   5.00%, 9/1/12(4)                                       1,471
--------------------------------------------------------------------------------
              750  Ohio Higher Educational Facility
                   Commission Rev., Series 1990 B,
                   (Case Western Reserve
                   University),
                   6.50%, 10/1/20                                           913
--------------------------------------------------------------------------------
            1,505  Summit County GO, 5.75%,
                   12/1/12, Prerefunded at 101%
                   of Par (FGIC)(1)                                       1,694
--------------------------------------------------------------------------------
            1,550  Tri Valley Local School District
                   GO, 5.75%, 12/1/21 (FGIC)                              1,716
--------------------------------------------------------------------------------
            1,280  Westlake GO, (Street
                   Improvement), 5.25%, 12/1/25                           1,430
--------------------------------------------------------------------------------
                                                                         12,002

--------------------------------------------------------------------------------
OKLAHOMA -- 1.6%

--------------------------------------------------------------------------------

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
           $1,000  Comanche County Hospital Auth.
                   Rev., 5.00%, 7/1/11 (RADIAN)                        $  1,048
--------------------------------------------------------------------------------
            1,525  Comanche County Hospital Auth.
                   Rev., 5.00%, 7/1/12 (RADIAN)                           1,600
--------------------------------------------------------------------------------
            1,730  Durant Community Facilities
                   Auth. GO, 5.75%, 11/1/24 (XLCA)                        1,939
--------------------------------------------------------------------------------
            5,225  Tulsa County Industrial Auth.
                   Rev., Series 2005 C, 5.00%,
                   5/15/10 (FSA)(2)                                       5,544
--------------------------------------------------------------------------------
                                                                         10,131

--------------------------------------------------------------------------------
OREGON -- 1.7%

--------------------------------------------------------------------------------
            1,475  Clackamas County School
                   District No. 108 GO, (Estacada),
                   5.25%, 6/15/19 (FSA)                                   1,636
--------------------------------------------------------------------------------
            2,135  Clackamas County School
                   District No. 108 GO, (Estacada),
                   5.50%, 6/15/23 (FSA)                                   2,449
--------------------------------------------------------------------------------
            1,200  Clackamas County School
                   District No. 108 GO, (Estacada),
                   5.50%, 6/15/24 (FSA)                                   1,382
--------------------------------------------------------------------------------
              400  Oregon State Facilities Auth.
                   Rev., Series 2005 A, (Linfield
                   College), 5.00%, 10/1/13                                 421
--------------------------------------------------------------------------------
              925  Oregon State Facilities Auth.
                   Rev., Series 2005 A, (Linfield
                   College), 5.00%, 10/1/14                                 972
--------------------------------------------------------------------------------
            2,000  Oregon State Facilities Auth.
                   Rev., Series 2005 A, (Linfield
                   College), 5.00%, 10/1/20                               2,067
--------------------------------------------------------------------------------
            2,115  Oregon State Facilities Auth.
                   Rev., Series 2005 A, (Linfield
                   College), 5.00%, 10/1/25                               2,160
--------------------------------------------------------------------------------
                                                                         11,087

--------------------------------------------------------------------------------
PENNSYLVANIA -- 1.1%

--------------------------------------------------------------------------------
            1,000  Ephrata Area School District GO,
                   5.00%, 3/1/22 (FGIC)                                   1,053
--------------------------------------------------------------------------------
            1,000  Oxford Area School District GO,
                   Series 2001 A, 5.50%, 2/15/12
                   (FGIC/State Aid Withholding)                           1,100
--------------------------------------------------------------------------------
            2,975  Philadelphia School District GO,
                   Series 2002 A, 5.25%, 2/1/11
                   (FSA/State Aid Withholding)                            3,200
--------------------------------------------------------------------------------
            1,500  Pittsburgh School District GO,
                   5.25%, 9/1/09 (FSA)                                    1,591
--------------------------------------------------------------------------------
                                                                          6,944

--------------------------------------------------------------------------------
PUERTO RICO -- 7.9%
--------------------------------------------------------------------------------
            6,000  Government Development Bank
                   of Puerto Rico Rev., 3.35%,
                   1/24/06 (Acquired 7/28/05,
                   Cost $6,000)(5)                                        5,997
--------------------------------------------------------------------------------
           10,000  Government Development Bank
                   of Puerto Rico Rev., 3.40%,
                   1/13/06 (Acquired 8/5/05,
                   Cost $10,000)(5)                                       9,996
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
18

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
           $9,000  Government Development Bank
                   of Puerto Rico Rev., 3.40%,
                   1/24/06 (Acquired 8/5/05,
                   Cost $9,000)(5)                                     $  8,996
--------------------------------------------------------------------------------
           14,000  Government Development Bank
                   of Puerto Rico Rev., 3.50%,
                   1/20/06 (Acquired 8/18/05,
                   Cost $14,000)(5)                                      13,995
--------------------------------------------------------------------------------
           10,000  Government Development Bank
                   of Puerto Rico Rev., 3.55%,
                   1/24/06 (Acquired 8/11/05,
                   Cost $10,000)(5)                                       9,998
--------------------------------------------------------------------------------
            2,500  Puerto Rico Highway &
                   Transportation Auth. Rev.,
                   5.00%, 7/1/08 (CIFG)                                   2,597
--------------------------------------------------------------------------------
                                                                         51,579

--------------------------------------------------------------------------------
RHODE ISLAND -- 0.7%
--------------------------------------------------------------------------------
            1,000  Cranston GO, 6.375%,
                   11/15/09, Prerefunded
                   at 101% of Par (FGIC)(1)                               1,115
--------------------------------------------------------------------------------
            2,000  Rhode Island Depositors
                   Economic Protection Corp.
                   Special Obligation Rev., Series
                   1993 A, 6.25%, 8/1/16 (MBIA)(1)                        2,385
--------------------------------------------------------------------------------
            1,300  Rhode Island Depositors
                   Economic Protection Corp.
                   Special Obligation Rev., Series
                   1993 B, 6.00%, 8/1/17 (MBIA)(1)                        1,392
--------------------------------------------------------------------------------
                                                                          4,892

--------------------------------------------------------------------------------
SOUTH CAROLINA -- 3.3%
--------------------------------------------------------------------------------
            1,700  Florence Water & Sewer Rev.,
                   7.50%, 3/1/18 (Ambac)                                  1,973
--------------------------------------------------------------------------------
            2,300  Lancaster Educational Assistance
                   Program Inc. Rev., (School District
                   Lancaster County), 5.00%, 12/1/26                      2,310
--------------------------------------------------------------------------------
            3,500  Laurens County School District
                   No. 55 Rev., 5.25%, 12/1/30                            3,569
--------------------------------------------------------------------------------
              875  Piedmont Municipal Power Agency
                   Rev., 6.75%, 1/1/19 (FGIC)                             1,083
--------------------------------------------------------------------------------
              625  Piedmont Municipal Power Agency
                   Rev., 6.75%, 1/1/19 (FGIC)(1)                            787
--------------------------------------------------------------------------------
              375  Piedmont Municipal Power Agency
                   Rev., Series 1991 A, 6.50%,
                   1/1/16 (FGIC)                                            444
--------------------------------------------------------------------------------
              625  Piedmont Municipal Power Agency
                   Rev., Series 1991 A, 6.50%,
                   1/1/16 (FGIC)(1)                                         752
--------------------------------------------------------------------------------
            3,115  Piedmont Municipal Power Agency
                   Rev., Series 2002 A, 4.00%,
                   1/1/07 (FGIC)                                          3,116
--------------------------------------------------------------------------------
            3,035  South Carolina Jobs Economic
                   Development Auth. Hospital
                   Facilities Rev., Series 2003 C,
                   (Palmetto Health), 5.00%,
                   8/1/08 (ACA)                                           3,125
--------------------------------------------------------------------------------
            3,195  South Carolina Jobs Economic
                   Development Auth. Hospital
                   Facilities Rev., Series 2003 C,
                   (Palmetto Health), 5.50%,
                   8/1/09 (ACA)                                           3,372
--------------------------------------------------------------------------------

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
           $1,095  Spartanburg County Health
                   Services District Inc. Hospital
                   Rev., 5.50%, 4/15/16 (FSA)                          $  1,179
--------------------------------------------------------------------------------
                                                                         21,710

--------------------------------------------------------------------------------
TENNESSEE -- 0.9%

--------------------------------------------------------------------------------
            2,970  Chattanooga Health Educational
                   & Housing Facility Board Rev.,
                   Series 2005 A, (Campus
                   Development Foundation, Inc.
                   Phase I LLC), 5.00%, 10/1/15                           3,035
--------------------------------------------------------------------------------
            1,050  Clarksville Water Sewer & Gas
                   Rev., 4.25%, 2/1/07 (FSA)                              1,062
--------------------------------------------------------------------------------
            1,685  Clarksville Water Sewer & Gas
                   Rev., 4.85%, 2/1/15 (FSA)                              1,769
--------------------------------------------------------------------------------
                                                                          5,866

--------------------------------------------------------------------------------
TEXAS -- 13.8%

--------------------------------------------------------------------------------
            2,035  Cash Special Utility District Rev.,
                   5.25%, 9/1/24 (MBIA)                                   2,180
--------------------------------------------------------------------------------
            1,815  Clint Independent School District
                   GO, 6.00%, 2/15/17 (PSF-GTD)                           2,008
--------------------------------------------------------------------------------
            1,000  Corpus Christi Utility System
                   Rev., 5.50%, 7/15/07 (FSA)                             1,034
--------------------------------------------------------------------------------
            1,000  Dallas-Fort Worth Regional
                   Airport Rev., Series 1994 A,
                   5.90%, 11/1/08 (MBIA)                                  1,002
--------------------------------------------------------------------------------
            2,035  Del Valle Independent School
                   District GO, (School Building),
                   5.00%, 6/15/27 (PSF-GTD)                               2,101
--------------------------------------------------------------------------------
              525  Denison Hospital Auth. Rev.,
                   (Texoma Medical Center),
                   5.90%, 8/15/07 (ACA)                                     543
--------------------------------------------------------------------------------
            1,000  Denton Utility System Rev.,
                   Series 1996 A, 5.95%,
                   12/1/06, Prerefunded at 100%
                   of Par (MBIA)(1)                                       1,027
--------------------------------------------------------------------------------
            2,000  Donna Independent School
                   District GO, 5.00%, 2/15/15
                   (PSF-GTD)                                              2,145
--------------------------------------------------------------------------------
            1,115  Edcouch-Elsa Independent
                   School District GO, 5.00%,
                   2/15/14 (PSF-GTD)                                      1,196
--------------------------------------------------------------------------------
              540  Garza County Public Facility
                   Corp. Rev., 4.50%, 10/1/06                               542
--------------------------------------------------------------------------------
              380  Garza County Public Facility
                   Corp. Rev., 4.50%, 10/1/07                               382
--------------------------------------------------------------------------------
              400  Garza County Public Facility
                   Corp. Rev., 4.75%, 10/1/08                               406
--------------------------------------------------------------------------------
              420  Garza County Public Facility
                   Corp. Rev., 4.75%, 10/1/09                               427
--------------------------------------------------------------------------------
              585  Garza County Public Facility
                   Corp. Rev., 4.75%, 10/1/10                               595
--------------------------------------------------------------------------------
              610  Garza County Public Facility
                   Corp. Rev., 5.00%, 10/1/11                               626
--------------------------------------------------------------------------------
            2,015  Garza County Public Facility
                   Corp. Rev., 5.00%, 10/1/13                             2,051
--------------------------------------------------------------------------------
            1,115  Garza County Public Facility
                   Corp. Rev., 5.25%, 10/1/14                             1,152
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
19

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
           $1,225  Garza County Public Facility
                   Corp. Rev., 5.25%, 10/1/15                          $  1,264
--------------------------------------------------------------------------------
            1,145  Garza County Public Facility
                   Corp. Rev., 5.25%, 10/1/16                             1,180
--------------------------------------------------------------------------------
            1,165  Harris County Housing
                   Finance Corporation Rev.,
                   (Las Americas Apartments),
                   4.90%, 3/1/11 (FNMA)                                   1,196
--------------------------------------------------------------------------------
            3,000  Hays Consolidated Independent
                   School District GO, 5.20%,
                   8/15/11 (PSF-GTD)(3)                                   2,399
--------------------------------------------------------------------------------
            1,295  Hidalgo County GO, 5.50%,
                   8/15/19 (FGIC)                                         1,410
--------------------------------------------------------------------------------
            1,750  Hidalgo County GO, 5.50%,
                   8/15/21 (FGIC)                                         1,901
--------------------------------------------------------------------------------
              574  Houston Participation Interest
                   COP, 6.40%, 6/1/27                                       620
--------------------------------------------------------------------------------
              500  Houston Water & Sewer System
                   Rev., Series 1992 C, (Junior Lien),
                   5.90%, 12/1/05 (MBIA)(1)                                 500
--------------------------------------------------------------------------------
            1,500  Houston Water & Sewer System
                   Rev., Series 1997 C, (Junior Lien),
                   5.375%, 12/1/07 (FGIC)                                 1,574
--------------------------------------------------------------------------------
            1,375  Kerrville Health Facilities
                   Development Corp. Rev.,
                   (Sid Peterson Memorial Hospital),
                   5.00%, 8/15/11                                         1,423
--------------------------------------------------------------------------------
            1,630  Live Oak GO, 5.25%,
                   8/1/22 (MBIA)                                          1,750
--------------------------------------------------------------------------------
            1,000  Lubbock Health Facilities
                   Development Corp. Rev.,
                   (Lutheran Retirement), 6.00%,
                   3/20/29 (GNMA)                                         1,078
--------------------------------------------------------------------------------
            1,740  Montgomery County GO, 5.50%,
                   3/1/24 (Ambac)                                         1,899
--------------------------------------------------------------------------------
              550  Pasadena Independent School
                   District GO, Series 2001 A,
                   6.05%, 2/15/16 (PSF-GTD)                                 635
--------------------------------------------------------------------------------
            1,500  Pearland Independent School
                   District GO, 6.00%, 2/15/09
                   (PSF-GTD)                                              1,616
--------------------------------------------------------------------------------
            2,000  San Antonio Electric and Gas
                   Rev., 7.10%, 2/1/09 (FGIC)(1)(3)                       1,782
--------------------------------------------------------------------------------
            1,715  San Benito Consolidated
                   Independent School District GO,
                   5.00%, 2/15/24 (PSF-GTD)                               1,786
--------------------------------------------------------------------------------
            1,800  San Benito Consolidated
                   Independent School District GO,
                   5.00%, 2/15/25 (PSF-GTD)                               1,871
--------------------------------------------------------------------------------
            1,915  San Felipe-Del Rio Consolidated
                   Independent School District GO,
                   5.00%, 2/15/23                                         1,991
--------------------------------------------------------------------------------
            2,025  San Felipe-Del Rio Consolidated
                   Independent School District GO,
                   5.00%, 2/15/24                                         2,101
--------------------------------------------------------------------------------
            1,505  Seguin Independent School
                   District GO, 5.25%,
                   4/1/23 (PSF-GTD)                                       1,615
--------------------------------------------------------------------------------

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
           $2,120  Southside Independent School
                   District GO, Series 2004 A,
                   5.25%, 8/15/25 (PSF-GTD)                            $  2,259
--------------------------------------------------------------------------------
            2,345  Texas Municipal Power Agency
                   COP, (Sub-Lien), 4.00%,
                   9/1/09 (FGIC)                                          2,363
--------------------------------------------------------------------------------
            1,230  Texas Public Finance Auth.
                   Building Rev., (Technical College),
                   6.25%, 8/1/09 (MBIA)                                   1,303
--------------------------------------------------------------------------------
           20,000  Texas Tax & Rev. Anticipation
                   Notes, 4.50%, 8/31/06                                 20,176
--------------------------------------------------------------------------------
            1,000  Texas Technical University Rev.,
                   5.00%, 8/15/08 (MBIA)                                  1,041
--------------------------------------------------------------------------------
            1,000  Travis County Health Facilities
                   Development Corp. Rev., Series
                   1999 A, (Ascension Health Credit),
                   5.875%, 11/15/09, Prerefunded
                   at 101% of Par (Ambac)(1)                              1,093
--------------------------------------------------------------------------------
            1,000  Tyler Health Facilities Development
                   Corp. Rev., (Mother Frances
                   Hospital), 4.50%, 7/1/06                               1,006
--------------------------------------------------------------------------------
            2,000  Tyler Health Facilities Development
                   Corp. Rev., (Mother Frances
                   Hospital), 5.00%, 7/1/08                               2,061
--------------------------------------------------------------------------------
            1,000  Tyler Water & Sewer Rev.,
                   5.25%, 9/1/24 (MBIA)                                   1,074
--------------------------------------------------------------------------------
            1,265  West Oso Independent School
                   District GO, 5.50%, 8/15/26
                   (PSF-GTD)                                              1,367
--------------------------------------------------------------------------------
            4,340  Williamson County GO, 5.50%,
                   2/15/11, Prerefunded at 100%
                   of Par (FSA)(1)                                        4,722
--------------------------------------------------------------------------------
                                                                         89,473

--------------------------------------------------------------------------------
U.S. VIRGIN ISLANDS -- 0.3%

--------------------------------------------------------------------------------
            2,000  Virgin Islands Public Finance
                   Auth. Rev., Series 1998 A,
                   (Senior Lien), 5.20%, 10/1/09                          2,090
--------------------------------------------------------------------------------
UTAH -- 1.6%

--------------------------------------------------------------------------------
            1,000  Salt Lake City Hospital Rev.,
                   Series 1988 A, (Intermountain
                   Health Corporation), 8.125%,
                   5/15/15(1)                                             1,213
--------------------------------------------------------------------------------
            1,495  Utah County Municipal Building
                   Auth. Lease COP, 5.00%,
                   11/1/09 (Ambac)                                        1,579
--------------------------------------------------------------------------------
            3,735  Utah County Municipal Building
                   Auth. Lease COP, 5.25%,
                   11/1/11 (Ambac)                                        4,054
--------------------------------------------------------------------------------
            1,000  Utah County Municipal Building
                   Auth. Lease COP, 5.50%,
                   11/1/11 (Ambac)                                        1,099
--------------------------------------------------------------------------------
            1,130  West Valley City Municipal
                   Building Auth. COP, Series
                   2002 A, 5.00%, 8/1/10 (Ambac)                          1,198
--------------------------------------------------------------------------------
            1,305  West Valley City Utility Sales Tax
                   Rev., Series 2001 A, 5.50%,
                   7/15/16 (MBIA)                                         1,418
--------------------------------------------------------------------------------
                                                                         10,561

--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
20

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
VIRGINIA -- 0.6%

--------------------------------------------------------------------------------
           $1,500  Fairfax County COP, 5.30%,
                   4/15/23                                             $  1,596
--------------------------------------------------------------------------------
            1,000  Hampton Industrial Development
                   Auth. Rev., Series 1994 A,
                   (Sentara General Hospital),
                   6.50%, 11/1/06, Prerefunded
                   at 100% of Par(1)                                      1,029
--------------------------------------------------------------------------------
            1,115  Pittsylvania County GO, Series
                   2001 B, 5.75%, 3/1/18 (MBIA)                           1,242
--------------------------------------------------------------------------------
                                                                          3,867

--------------------------------------------------------------------------------
WASHINGTON -- 6.7%

--------------------------------------------------------------------------------
            1,000  Benton County Public Utility
                   District No. 1 Rev., Series 2001 A,
                   5.625%, 11/1/19 (FSA)                                  1,093
--------------------------------------------------------------------------------
            5,000  City of Tacoma Rev., Series 2001
                   A, 5.625%, 1/1/11, Prerefunded
                   at 101% of Par (FSA)(1)                                5,514
--------------------------------------------------------------------------------
            1,000  Cowlitz County Kelso School
                   District No. 458 GO, 5.75%,
                   12/1/18 (FSA)                                          1,105
--------------------------------------------------------------------------------
            1,750  Energy Northwest Rev., 4.75%,
                   7/1/20 (MBIA)                                          1,794
--------------------------------------------------------------------------------
              500  Energy Northwest Rev., 5.00%,
                   7/1/10 (MBIA)                                            529
--------------------------------------------------------------------------------
            3,500  Energy Northwest Rev., Series
                   2002 A, (Columbia Generating),
                   5.75%, 7/1/18 (MBIA)                                   3,863
--------------------------------------------------------------------------------
           10,000  Energy Northwest Rev., Series
                   2002 B, (Columbia Generating),
                   6.00%, 7/1/18 (Ambac)                                 11,206
--------------------------------------------------------------------------------
            2,000  King County GO, Series 1997 D,
                   5.75%, 12/1/07                                         2,131
--------------------------------------------------------------------------------
            1,555  King County Lake Washington
                   School District No. 414 GO,
                   5.75%, 12/1/15                                         1,741
--------------------------------------------------------------------------------
            1,260  Mason County Shelton School
                   District No. 309 GO, 5.625%,
                   12/1/17 (FGIC)                                         1,379
--------------------------------------------------------------------------------
            1,120  Metropolitan Park District of
                   Tacoma GO, 6.00%, 12/1/16
                   (Ambac)                                                1,256
--------------------------------------------------------------------------------
            1,000  Metropolitan Park District of
                   Tacoma GO, 6.00%, 12/1/18
                   (Ambac)                                                1,118
--------------------------------------------------------------------------------
            1,720  University of Washington Rev.,
                   (Student Facilities Fee), 5.875%,
                   6/1/10 (FSA)                                           1,904
--------------------------------------------------------------------------------
            1,000  Washington GO, Series 1990 A,
                   6.75%, 2/1/15                                          1,167
--------------------------------------------------------------------------------
            1,000  Washington Public Power Supply
                   System Rev., Series 1996 A,
                   (Nuclear Project No. 1), 5.75%,
                   7/1/12 (MBIA)                                          1,034
--------------------------------------------------------------------------------
            4,570  Washington Public Power Supply
                   System Rev., Series 1998 A,
                   (Nuclear Project No. 2), 5.00%,
                   7/1/12 (FSA)                                           4,819
--------------------------------------------------------------------------------

Principal Amount                    ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
           $1,500  Whitman County Pullman School
                   District No. 267 GO, 5.625%,
                   12/1/16 (FSA)                                       $  1,656
--------------------------------------------------------------------------------
                                                                         43,309

--------------------------------------------------------------------------------
WISCONSIN -- 1.6%

--------------------------------------------------------------------------------
            1,320  Sheboygan Area School District
                   GO, 5.00%, 3/1/25 (FSA)                                1,374
--------------------------------------------------------------------------------
            1,180  Winneconne Community
                   School District GO, 6.75%,
                   4/1/06, Prerefunded at 100%
                   of Par (FGIC)(1)                                       1,194
--------------------------------------------------------------------------------
            1,990  Wisconsin Clean Water Rev.,
                   6.875%, 6/1/11                                         2,263
--------------------------------------------------------------------------------
            2,590  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Aurora
                   Medical Group), 6.00%,
                   11/15/10 (FSA)                                         2,857
--------------------------------------------------------------------------------
              500  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Blood Center
                   Southeastern), 5.50%, 6/1/24                             523
--------------------------------------------------------------------------------
              750  Wisconsin Health & Educational
                   Facilities Auth. Rev., (Blood Center
                   Southeastern), 5.75%, 6/1/34                             789
--------------------------------------------------------------------------------
            1,225  Wisconsin Health & Educational
                   Facilities Auth. Rev.,
                   (Wheaton Franciscan Services),
                   4.00%, 8/15/06                                         1,231
--------------------------------------------------------------------------------
                                                                         10,231

--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $612,187)                                                         626,467
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 2.7%
--------------------------------------------------------------------------------
ALABAMA -- 1.4%

--------------------------------------------------------------------------------
            8,900  Birmingham Baptist Medical
                   Centers Special Care Facilities
                   Financing Auth. Rev., Series
                   2000 C, (Baptist Health System),
                   VRDN, 4.35%, 7/1/06                                    8,952
--------------------------------------------------------------------------------
ARIZONA -- 0.3%

--------------------------------------------------------------------------------
            2,200  Pima County Industrial
                   Development Auth. Rev., (Tucson
                   Electric), VRDN, 3.00%, 12/7/05
                   (LOC: Bank of New York)                                2,200
--------------------------------------------------------------------------------
OHIO -- 1.0%

--------------------------------------------------------------------------------
            6,735  County of Trumbull Rev.,
                   (Shepherd Valley), VRDN, 3.06%,
                   12/1/05 (RADIAN) (SBBPA:
                   Fleet National Bank)                                   6,735
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $17,835)                                                           17,887
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.4%
(Cost $630,022)                                                         644,354
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.6%                                      3,741
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                             $648,095
================================================================================

See Notes to Financial Statements.                                  (continued)

------
21

Tax-Free Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

FUTURES CONTRACTS*
                                                           ($ IN THOUSANDS)

                                    Expiration    Underlying Face   Unrealized

Contracts Purchased                    Date       Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
   75 U.S. Treasury 5-Year Notes    March 2006         $ 7,945          $(9)
                                                 ===============================

                                    Expiration    Underlying Face   Unrealized

Contracts Sold                         Date       Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
   50 U.S. Long Bond                March 2006         $ 5,602           $11
--------------------------------------------------------------------------------
  100 U.S. Treasury 10-Year Notes   March 2006          10,853            17
--------------------------------------------------------------------------------
                                                       $16,455           $28
                                                 ===============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

ACA = American Capital Access

Ambac = Ambac Assurance Corporation

CIFG = CDC IXIS Financial Guaranty North America

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insured Bond Certificates

PSF-GTD = Permanent School Fund - Guaranteed

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2005.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security, or a portion thereof, has been segregated for a futures contract and/or when-issued security.

(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4) When-issued security.

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2005, was $48,982
    (in thousands), which represented 7.6% of total net assets.

See Notes to Financial Statements.

------
22

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                   (continued)

------
23

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------
                                                              EXPENSES PAID
                            BEGINNING          ENDING       DURING PERIOD(1)   ANNUALIZED
                           ACCOUNT VALUE    ACCOUNT VALUE       6/1/05 -         EXPENSE
                              6/1/05          11/30/05          11/30/05        RATIO(1)
-----------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------------------
ACTUAL
-----------------------------------------------------------------------------------------
Investor Class                $1,000         $1,010.80           $2.62            0.52%
-----------------------------------------------------------------------------------------
HYPOTHETICAL
-----------------------------------------------------------------------------------------
Investor Class                $1,000         $1,022.46           $2.64            0.52%
-----------------------------------------------------------------------------------------
TAX-FREE BOND SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------------------
ACTUAL
-----------------------------------------------------------------------------------------
Investor Class                $1,000         $1,005.50           $2.46            0.49%
-----------------------------------------------------------------------------------------
Institutional Class           $1,000         $1,006.50           $1.46            0.29%
-----------------------------------------------------------------------------------------
Advisor Class                 $1,000         $1,003.20(2)        $2.52(3)         0.74%
-----------------------------------------------------------------------------------------
HYPOTHETICAL

-----------------------------------------------
Investor Class                $1,000         $1,022.61           $2.48            0.49%
-----------------------------------------------------------------------------------------
Institutional Class           $1,000         $1,023.61           $1.47            0.29%
-----------------------------------------------------------------------------------------
Advisor Class                 $1,000         $1,021.36(4)        $3.75(4)         0.74%
-----------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from July 29, 2005 (commencement of sale) through November 30, 2005.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 124, the number of days in the period from July 29, 2005
    (commencement of sale) through November 30, 2005, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

------
24

Statement of Assets and Liabilities

NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       TAX-FREE
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)      MONEY MARKET  TAX-FREE BOND
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $277,893 and $630,022, respectively)           $277,893       $644,354
----------------------------------------------
Cash                                                         243            199
----------------------------------------------
Receivable for capital shares sold                            --            484
----------------------------------------------
Receivable for variation
margin on futures contracts                                   --             18
----------------------------------------------
Interest receivable                                        1,137          9,205
----------------------------------------------
Prepaid portfolio insurance                                    8             --
--------------------------------------------------------------------------------
                                                         279,281        654,260
--------------------------------------------------------------------------------
LIABILITIES

--------------------------------------------------------------------------------
Payable for investments purchased                             --          5,481
----------------------------------------------
Accrued management fees                                      113            256
----------------------------------------------
Dividends payable                                              8            428
--------------------------------------------------------------------------------
                                                             121          6,165
--------------------------------------------------------------------------------

Net Assets                                              $279,160       $648,095
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                         $279,206       $633,518
----------------------------------------------
Accumulated undistributed net realized
gain (loss) on investment transactions                       (46)           226
----------------------------------------------
Net unrealized appreciation on
investments and futures                                       --         14,351
--------------------------------------------------------------------------------
                                                        $279,160       $648,095
================================================================================
INVESTOR CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                          $279,159,537   $639,705,847
----------------------------------------------
Shares outstanding                                   279,205,956     59,574,744
----------------------------------------------
Net asset value per share                                  $1.00         $10.74
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                   N/A     $8,363,658
----------------------------------------------
Shares outstanding                                           N/A        778,893
----------------------------------------------
Net asset value per share                                    N/A         $10.74
--------------------------------------------------------------------------------
ADVISOR CLASS ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                   N/A        $25,075
----------------------------------------------
Shares outstanding                                           N/A          2,335
----------------------------------------------
Net asset value per share                                    N/A         $10.74
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
25

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     TAX-FREE
(AMOUNTS IN THOUSANDS)                             MONEY MARKET  TAX-FREE BOND
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------
Interest                                              $3,826         $13,224
--------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------
Management fees                                          707           1,534
---------------------------------------------------
Distribution fees -- Advisor Class                        --              --
---------------------------------------------------
Trustees' fees and expenses                                9              20
---------------------------------------------------
Portfolio insurance                                       25              --
---------------------------------------------------
Other expenses                                            --               1
--------------------------------------------------------------------------------
                                                         741           1,555
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                           3,085          11,669
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
--------------------------------------------------------------------------------
Investment transactions                                   13             440
---------------------------------------------------
Futures transactions                                      --           1,176
--------------------------------------------------------------------------------
                                                          13           1,616
--------------------------------------------------------------------------------
CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
---------------------------------------------------
Investments                                               --          (9,947)
---------------------------------------------------
Futures                                                   --             290
--------------------------------------------------------------------------------
                                                          --          (9,657)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                   13          (8,041)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                             $3,098         $ 3,628
================================================================================

See Notes to Financial Statements.

------
26

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MAY 31, 2005
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)           TAX-FREE MONEY MARKET        TAX-FREE BOND
--------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                    11/30/2005   5/31/2005  11/30/2005   5/31/2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)         $3,085      $3,568     $11,669     $20,827
---------------------------------
Net realized gain (loss)                 13          (1)      1,616        (374)
---------------------------------
Change in net unrealized
appreciation (depreciation)              --          --      (9,657)      9,574
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                       3,098       3,567       3,628      30,027
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                     (3,085)     (3,568)    (11,530)    (20,531)
---------------------------------
  Institutional Class                    --          --        (168)       (299)
---------------------------------
  Advisor Class                          --          --          --          --
--------------------------------------------------------------------------------
Decrease in net
assets from distributions            (3,085)     (3,568)    (11,698)    (20,830)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                   (5,704)      8,607      36,949      18,619
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS                        (5,691)      8,606      28,879      27,816
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                 284,851     276,245     619,216     591,400
--------------------------------------------------------------------------------
End of period                      $279,160    $284,851    $648,095    $619,216
================================================================================
Undistributed net
investment income                        --          --          --         $29
================================================================================

See Notes to Financial Statements.

------
27

Notes to Financial Statements

NOVEMBER 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Tax-Free Money Market Fund (Tax-Free Money
Market) and Tax-Free Bond Fund (Tax-Free Bond) (collectively, the funds) are two funds in a series issued by the trust. The funds are diversified under the 1940
Act. The funds' investment objective is to seek safety of principal and high current income that is exempt from federal income tax. Tax-Free Money Market invests primarily in cash-equivalent, high-quality municipal obligations.
Tax-Free Bond invests primarily in high-quality municipal obligations. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Tax-Free Money Market is authorized to issue the Investor
Class. Tax-Free Bond is authorized to issue the Investor Class, Institutional
Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. The Advisor Class of Tax-Free Bond commenced operations on July 29, 2005.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of Tax-Free
Bond are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain  (loss) and accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Tax-Free Bond may enter into futures contracts in order to manage its exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Tax-Free Bond is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by Tax-Free Bond. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Tax-Free Bond recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain
(loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

                                                                    (continued)

------
28

Notes to Financial Statements

NOVEMBER 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of
(1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the
Investment Category Fee range from 0.1570% to 0.2700% for Tax-Free Money Market.
The rates for the Investment Category Fee range from 0.1625% to 0.2800% for
Tax-Free Bond. Rates for the Complex Fee range from 0.2900% to 0.3100% for the
Investor Class. The Institutional Class and the Advisor Class are 0.2000% and
0.2500%, respectively, less at each point within the Complex Fee Range. The effective annual management fee for the Investor Class of Tax-Free Money Market
and Tax-Free Bond for the six months ended November 30, 2005 was 0.49% and
0.48%, respectively. The effective annual management fee for the Institutional
Class and Advisor Class of Tax-Free Bond for the six months ended November
30, 2005 was 0.28% and 0.23% respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of Tax-Free Bond. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended November 30, 2005, are detailed in the Statement of
Operations.

MONEY MARKET INSURANCE -- Effective February 1, 2005, Tax-Free Money Market,
along with other money market funds managed by ACIM, has entered into an insurance agreement with Ambac Assurance Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider.
Tax-Free Money Market pays annual premiums to Ambac, which are amortized daily over one year. For the six months ended November 30, 2005, the annualized ratio of money market insurance expense to average net assets was 0.02% for Tax-Free
Money Market.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

Tax-Free Bond has a bank line of credit agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                     (continued)

------
29

Notes to Financial Statements

NOVEMBER 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities for Tax-Free Bond, excluding short-term investments, for the six months ended November 30, 2005 were $333,641 and $294,148 respectively. All investment transactions for Tax-Free Money market were considered short-term during the six months ended November 30, 2005.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                            TAX-FREE MONEY MARKET          TAX-FREE BOND
-----------------------------------------------------------------------------
                            SHARES          AMOUNT      SHARES       AMOUNT
-----------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------
SIX MONTHS ENDED
NOVEMBER 30, 2005
-------------------------
Sold                        83,567       $83,567        8,097       $87,509
-------------------------
Issued in reinvestment
of distributions             3,036         3,036          825         8,924
-------------------------
Redeemed                   (92,307)      (92,307)      (5,477)      (59,185)
-----------------------------------------------------------------------------
Net increase (decrease)     (5,704)     $ (5,704)       3,445       $37,248
=============================================================================
YEAR ENDED MAY 31, 2005
-------------------------
Sold                       189,979      $189,979       13,170      $142,894
-------------------------
Issued in reinvestment
of distributions             3,493         3,493        1,443        15,658
-------------------------
Redeemed                  (184,865)     (184,865)     (13,004)     (140,935)
-----------------------------------------------------------------------------
Net increase (decrease)      8,607     $   8,607        1,609     $  17,617
=============================================================================
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------
SIX MONTHS ENDED
NOVEMBER 30, 2005
-------------------------
Sold                           N/A           N/A            2        $   27
-------------------------
Issued in reinvestment
of distributions                                           15           164
-------------------------
Redeemed                                                  (47)         (515)
-----------------------------------------------------------------------------
Net increase (decrease)                                   (30)        $(324)
=============================================================================
YEAR ENDED
MAY 31, 2005
-------------------------
Sold                           N/A           N/A          455        $4,953
-------------------------
Issued in reinvestment
of distributions                                           27           298
-------------------------
Redeemed                                                 (393)       (4,249)
-----------------------------------------------------------------------------
Net increase (decrease)                                    89        $1,002
=============================================================================
ADVISOR CLASS
-----------------------------------------------------------------------------
PERIOD ENDED
NOVEMBER 30, 2005(1)
-------------------------
Sold                           N/A           N/A            2           $25
=============================================================================

(1) July 29, 2005 (commencement of sale) through November 30, 2005.

5. BANK LINE OF CREDIT

Tax-Free Bond, along with certain other funds managed by ACIM or American
Century Global Investment Management, Inc. (ACGIM), have a $575 million unsecured bank line of credit agreement with JPMCB, which was renewed to $500 million effective December 14, 2005. Tax-Free Bond may borrow money for temporary or emergency purposes to fund shareholder redemptions.  Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. Tax-Free
Bond did not borrow from the line during the six months ended November 30, 2005.

                                                                    (continued)

------
30

Notes to Financial Statements

NOVEMBER 30, 2005 (UNAUDITED) (AMOUNTS IN THOUSANDS)

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2005, the federal tax cost of investments was as follows:

                                                     TAX-FREE
                                                   MONEY MARKET   TAX-FREE BOND
--------------------------------------------------------------------------------
Federal tax cost of investments                      $277,893       $630,022
================================================================================
Gross tax appreciation of investments                      --        $15,808
--------------------------------------------------
Gross tax depreciation of investments                      --         (1,476)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments         --        $14,332
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2005, Tax-Free Money Market and Tax-Free Bond had accumulated capital losses of $59 and $1,661, respectively, which may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

                        2008    2009    2010    2011     2012      2013
-------------------------------------------------------------------------
Tax-Free Money Market   $(6)    $(39)   $(9)     --       $(4)      $(1)
-------------------------------------------------------------------------
Tax-Free Bond            --      --      --      --     $(663)    $(998)
-------------------------------------------------------------------------

------
31

Tax-Free Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
---------------------------------------------------------------------------------------
                                                 INVESTOR CLASS
---------------------------------------------------------------------------------------
                           2005(1)    2005       2004       2003       2002      2001
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
---------------------------------------------------------------------------------------
Income From
Investment
Operations
--------------------
  Net Investment
  Income (Loss)            0.01       0.01       0.01       0.01       0.02       0.04
---------------------------------------------------------------------------------------
Distributions
--------------------
  From Net
  Investment
  Income                  (0.01)     (0.01)     (0.01)     (0.01)     (0.02)     (0.04)
---------------------------------------------------------------------------------------
Net Asset
Value, End
of Period                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
=======================================================================================
  TOTAL RETURN(2)          1.08%      1.33%      0.64%      1.05%      1.64%      3.71%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets              0.52%(3)      0.51%      0.51%      0.51%      0.51%      0.50%
--------------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets              2.15%(3)      1.31%      0.65%      1.04%      1.62%      3.64%
--------------------
Net Assets,
End of Period
(in thousands)          $279,160   $284,851   $276,245   $272,256   $250,035   $249,461
---------------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements.

------
32

Tax-Free Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
---------------------------------------------------------------------------------------
                                                INVESTOR CLASS
---------------------------------------------------------------------------------------
                         2005(1)     2005      2004        2003       2002       2001
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset  Value,
Beginning
of Period                $10.88     $10.71    $11.19      $10.63     $10.50      $9.93
---------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------
  Net
  Investment
  Income (Loss)            0.20       0.38      0.37        0.39       0.44       0.48
---------------------
  Net Realized
  and Unrealized
  Gain (Loss)             (0.14)      0.17     (0.45)       0.58       0.22       0.57
---------------------------------------------------------------------------------------
  Total From
  Investment
  Operations               0.06       0.55     (0.08)       0.97       0.66       1.05
---------------------------------------------------------------------------------------
Distributions
---------------------
  From Net
  Investment
  Income                  (0.20)     (0.38)    (0.37)      (0.39)     (0.44)     (0.48)
---------------------
  From Net
  Realized
  Gains                      --         --     (0.03)      (0.02)     (0.09)        --
---------------------------------------------------------------------------------------
  Total
  Distributions           (0.20)     (0.38)    (0.40)      (0.41)     (0.53)     (0.48)
---------------------------------------------------------------------------------------
Net Asset
Value, End
of Period                $10.74     $10.88    $10.71      $11.19     $10.63     $10.50
=======================================================================================
  TOTAL RETURN(2)          0.55%      5.16%    (0.79)%      9.31%      6.45%     10.77%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets              0.49%(3)      0.50%      0.51%      0.51%      0.51%      0.51%
---------------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets              3.68%(3)      3.46%      3.34%      3.62%      4.14%      4.65%
---------------------
Portfolio
Turnover Rate                53%        77%        60%        57%        86%       106%
---------------------
Net Assets,
End of Period
(in thousands)          $639,706   $610,420   $583,689   $620,000   $382,447   $188,186
---------------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
33

Tax-Free Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
----------------------------------------------------------------------------
                                           INSTITUTIONAL CLASS
----------------------------------------------------------------------------
                               2005(1)     2005         2004        2003(2)
----------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $10.88      $10.71      $11.19        $10.90
----------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)                 0.21        0.40        0.39          0.05
-------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                  (0.14)       0.17       (0.45)         0.29
----------------------------------------------------------------------------
  Total From
  Investment Operations         0.07        0.57       (0.06)         0.34
----------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment
  Income                       (0.21)      (0.40)      (0.39)        (0.05)
-------------------------
  From Net
  Realized Gains                  --          --       (0.03)           --
----------------------------------------------------------------------------
  Total Distributions          (0.21)      (0.40)      (0.42)        (0.05)
----------------------------------------------------------------------------
Net Asset Value,
End of Period                 $10.74      $10.88      $10.71        $11.19
============================================================================
  TOTAL RETURN(3)               0.65%       5.37%      (0.60)%        3.14%
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets           0.29%(4)       0.30%        0.31%     0.30%(4)
-------------------------
Ratio of Net
Investment Income
(Loss) to
Average Net Assets           3.88%(4)       3.66%        3.54%     3.68%(4)
-------------------------
Portfolio
Turnover Rate                     53%         77%          60%       57%(5)
-------------------------
Net Assets,
End of Period
(in thousands)                 $8,364      $8,796       $7,711       $7,609
----------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) April 15, 2003 (commencement of sale) through May 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
34

Tax-Free Bond - Financial Highlights

For a Share Outstanding Through the Period Indicated

--------------------------------------------------------------------------------
                                                                   ADVISOR CLASS
--------------------------------------------------------------------------------
                                                                       2005(1)

--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.83
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
 Net Investment Income (Loss)                                          0.12
------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                              (0.09)
--------------------------------------------------------------------------------
 Total From Investment Operations                                      0.03
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------------
 From Net Investment Income                                           (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $10.74
================================================================================
 TOTAL RETURN(2)                                                       0.32%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                   0.74%(3)
------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets         3.50%(3)
------------------------------------------------------------
Portfolio Turnover Rate                                               53%(4)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $25
--------------------------------------------------------------------------------

(1) July 29, 2005 (commencement of sale) through November 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended November 30, 2005.

See Notes to Financial Statements.

------
35

Share Class Information

One class of shares is authorized for sale by Tax-Free Money Market: Investor
Class. Three classes of shares are authorized for sale by Tax-Free Bond:
Investor Class, Institutional Class, and Advisor Class. The total expense ratio for Institutional Class shares is lower than that of Investor Class shares. The total expense ratio for Advisor Class shares is higher than that of Investor
Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
36

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
37

Notes

------
38

Notes

------
39

Notes

------
40

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor
(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0601

SH-SAN-47302N

[front cover]

American Century Investments

SEMIANNUAL REPORT

[photo of boy]

NOVEMBER 30, 2005

Arizona Municipal Bond Fund
Florida Municipal Bond Fund
High-Yield Municipal Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

ARIZONA MUNICIPAL BOND

FLORIDA MUNICIPAL BOND

HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Arizona
Municipal Bond, Florida Municipal Bond and High-Yield Municipal funds for the six months ended November 30, 2005.

The report includes comparative performance figures, portfolio and market commentaries, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the annual report dated May
31, 2006, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER

      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Arizona Municipal Bond - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2005

                                                    ---------------------------------
                                                          AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------------
                                                                               SINCE       INCEPTION
                         6 MONTHS(1)   1 YEAR       5 YEARS     10 YEARS     INCEPTION        DATE
----------------------------------------------------------------------------------------------------
INVESTOR CLASS             0.42%        2.62%        4.97%        4.83%        5.37%         4/11/94
----------------------------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL 5-YEAR
GO INDEX                   0.15%        1.52%        4.83%        4.83%        5.22%(2)        --
----------------------------------------------------------------------------------------------------
LIPPER OTHER STATES
INTERMEDIATE
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(3)        -0.20%        1.72%        4.27%        4.13%        4.63%(4)        --
----------------------------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
as of 11/30/05(3)            --       8 of 111      6 of 81      2 of 59      3 of 43(4)       --
----------------------------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
as of 12/31/05(3)            --       8 of 115      7 of 88      4 of 61      3 of 43(4)       --
----------------------------------------------------------------------------------------------------
A Class                                                                                      2/27/04
   No sales charge*        0.29%        2.36%          --           --         1.26%
   With sales charge*     -4.25%       -2.29%          --           --        -1.36%
----------------------------------------------------------------------------------------------------
B Class                                                                                      2/27/04
   No sales charge*       -0.07%        1.63%          --           --         0.53%
   With sales charge*     -5.07%       -2.37%          --           --        -1.76%
----------------------------------------------------------------------------------------------------
C Class                                                                                      2/27/04
   No sales charge*       -0.09%        1.59%          --           --         0.50%
   With sales charge*     -1.07%        1.59%          --           --         0.50%
----------------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Since 3/31/94, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Since 4/14/94, the date nearest the Investor Class's inception for which data are available.

                                                                    (continued)

------
2

Arizona Municipal Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30

---------------------------------------------------------------------------------------------------------
                   1996*    1997     1998     1999     2000     2001     2002     2003     2004     2005
---------------------------------------------------------------------------------------------------------
Investor Class     4.91%    5.02%    6.83%   -0.09%    6.96%    8.37%    5.99%    5.72%    2.31%    2.62%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index           5.36%    5.38%    6.32%    1.49%    5.62%    8.24%    6.47%    5.72%    2.36%    1.52%
---------------------------------------------------------------------------------------------------------
*Investor Class return would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Arizona Municipal Bond - Portfolio Commentary

PORTFOLIO MANAGER: KENNETH SALINGER

PERFORMANCE SUMMARY

Arizona Municipal Bond returned 0.42%* for the six months ended November 30,
2005, solidly outpacing both the 0.15% total return of the Lehman Brothers
Municipal 5-year GO Index and the -0.20% average total return of Lipper's Other
States Intermediate Municipal Debt Funds. Arizona Municipal Bond also performed well from a longer-term standpoint, either matching or returning more than its benchmark based on average annualized returns for the past one, five, and 10 years, while concurrently ranking among the top 10% of its Lipper peer group for all three time periods. (See pages 2-3 for more performance comparisons.)

The fund's modest six-month return reflected a limited performance by municipal bonds amid resilient economic growth, faster inflation, and higher short-term interest rates. We talk about some of the strategies that we employed to help achieve Arizona Municipal Bond's solid benchmark- and peer-compared results in the Portfolio Strategy & Outlook section on the next page.

YIELD SUMMARY

Arizona Municipal Bond's key investment objective is to seek safety of principal and high current income exempt from federal and Arizona income taxes. With that note in mind, the fund's 30-day SEC yield was 3.37% as of November 30, 2005, which translated into the attractive tax-equivalent yields shown in the table at top right. By comparison, Arizona Municipal Bond's Lipper group average 30-day
SEC yield was 2.86%. All else being equal, a higher yield can boost returns and pave the way for better performance.

ECONOMIC REVIEW

The resilient U.S. economy grew at an approximately 3-4% annual rate during the six months despite severe hurricane damage along the Gulf Coast, an energy price spike, and higher short-term interest rates. Crude oil futures shot over 30%
higher during the summer from their May 31 level, topping $70 a barrel as
Hurricane Katrina struck the Gulf Coast. Fueled by a 21.7% annualized increase in energy costs, the Consumer Price Index rose at a 3.8% annualized growth rate in the first 11 months of

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/05               5/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   7.9 yrs               8.0 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.1 yrs               4.2 yrs
--------------------------------------------------------------------------------

YIELDS AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.37%
--------------------------------------------------------------------------------
A Class                                                2.98%
--------------------------------------------------------------------------------
B Class                                                2.44%
--------------------------------------------------------------------------------
C Class                                                2.38%
--------------------------------------------------------------------------------
  INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
28.54% Tax Bracket                                     4.72%
--------------------------------------------------------------------------------
31.40% Tax Bracket                                     4.91%
--------------------------------------------------------------------------------
36.38% Tax Bracket                                     5.29%
--------------------------------------------------------------------------------
38.28% Tax Bracket                                     5.46%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are combined federal and state tax brackets.
    Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares. Total returns for periods less than one year are not annualized.

                                                                    (continued)

------
4

Arizona Municipal Bond - Portfolio Commentary

2005. To combat inflation pressures, the Federal Reserve (the Fed) continued
hiking its overnight rate target in quarter-point increments, raising it from 3%
to 4%.

BROAD BOND MARKET REVIEW

The Fed's rate increases pushed short-term yields significantly higher; the two-year Treasury yield rose from 3.58% to 4.42%, a 0.84 percentage point increase. Longer-term yields rose too, but not as much; the 30-year Treasury yield rose from 4.32% to 4.69%, a 0.37 percentage point increase. This narrowed the difference between shorter- and longer-term yields and "flattened" the yield curve used to illustrate Treasury yield levels at different maturities.

MUNICIPAL MARKET REVIEW

The municipal yield curve also rose and flattened, but not as much as the
Treasury curve; municipal securities generally outperformed their Treasury counterparts. The Lehman Brothers Municipal Bond Index returned 0.36% for the six months compared with -0.81% for Lehman's U.S. Treasury Index. Interestingly, intermediate-maturity municipal securities generally underperformed shorter- and longer-maturity municipals.

PORTFOLIO STRATEGY & OUTLOOK

On the portfolio front, we emphasized a maturity structure that we believed would benefit from a decrease in the yield gap between short- and long-term municipal bonds. That strategy paid off as short-term bond yields rose (and prices fell), while long-term bond yields didn't rise by as much. As the yield curve flattened, we locked in some of the gains from that strategy and invested the proceeds more broadly across all bond maturities--a position we expect to maintain for the time being.

Lastly, we continued to work closely with our municipal credit research team in search of lower-rated investment-grade bonds. These securities tend to offer higher yields than their higher-credit-quality counterparts, can reduce a portfolio's sensitivity to interest rates, and potentially boost returns if bought at undervalued levels and subsequently appreciate due to credit-quality upgrades. Unfortunately, the bonds that we found generally offered what we considered to be too little reward for the potential risks.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/05               5/31/05
--------------------------------------------------------------------------------
AAA                                          74%                   70%
--------------------------------------------------------------------------------
AA                                            8%                    8%
--------------------------------------------------------------------------------
A                                            11%                   15%
--------------------------------------------------------------------------------
BBB                                           7%                    7%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND

                                                               INVESTMENTS

--------------------------------------------------------------------------------
General Obligation (GO)                                            23%
--------------------------------------------------------------------------------
Certificates of Participation
(COPs)/Leases                                                      15%
--------------------------------------------------------------------------------
Prerefunded                                                        15%
--------------------------------------------------------------------------------
Water and Sewer Revenue                                            14%
--------------------------------------------------------------------------------
Industrial Development Revenue                                     10%
--------------------------------------------------------------------------------

------
5

Arizona Municipal Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 97.0%

ARIZONA -- 87.8%

--------------------------------------------------------------------------------
       $1,000,000  Arizona Health Facilities Auth.
                   Rev., (Blood Systems
                   Incorporated), 5.00%, 4/1/21                     $ 1,024,240
--------------------------------------------------------------------------------
        1,750,000  Arizona School Facilities Board
                   Rev., (State School
                   Improvement), 5.50%, 7/11/11                       1,914,518
--------------------------------------------------------------------------------
        1,000,000  Arizona Student Loan
                   Acquisition Auth. Rev., Series
                   1999 A1, (Guaranteed Student
                   Loans), 5.65%, 5/1/14                              1,066,080
--------------------------------------------------------------------------------
        1,880,000  Arizona Tourism & Sports Auth.
                   Tax Rev., (Baseball Training
                   Facilities), 5.00%, 7/1/13                         1,953,865
--------------------------------------------------------------------------------
        1,000,000  Arizona Transportation Board
                   Rev., 5.25%, 7/1/13                                1,078,070
--------------------------------------------------------------------------------
        1,000,000  Arizona Transportation Board
                   Rev., Series 2005 B, 5.00%,
                   7/1/12(1)                                          1,077,460

--------------------------------------------------------------------------------
        1,910,000  Energy Management Services
                   LLC Rev., (Arizona State
                   University - Main Campus),
                   4.50%, 7/1/11 (MBIA)(2)                            1,997,707
--------------------------------------------------------------------------------
        1,000,000  Gilbert Water Resource
                   Municipal Property Corp. Rev.,
                   (Development Fee & Sub-Lien),
                   4.90%, 4/1/19                                      1,002,740
--------------------------------------------------------------------------------
          460,000  Glendale Industrial Development
                   Auth. Rev., Series 1998 A,
                   (Midwestern University),
                   5.375%, 5/15/08, Prerefunded
                   at 101% of Par(3)                                    486,041
--------------------------------------------------------------------------------
          540,000  Glendale Industrial Development
                   Auth. Rev., Series 1998 A,
                   (Midwestern University),
                   5.375%, 5/15/28                                      553,997
--------------------------------------------------------------------------------
          500,000  Glendale Industrial Development
                   Auth. Rev., Series 2001 A,
                   (Midwestern University),
                   5.75%, 5/15/21                                       537,250
--------------------------------------------------------------------------------
        1,125,000  Greater Arizona Development
                   Auth. Rev., Series 2004 A,
                   4.25%, 8/1/10                                      1,151,505
--------------------------------------------------------------------------------
        1,185,000  Greater Arizona Development
                   Auth. Rev., Series 2005 A,
                   5.00%, 8/1/23 (MBIA)                               1,242,816
--------------------------------------------------------------------------------
        1,040,000  Maricopa County Kyrene
                   Elementary School District
                   No. 28 GO, Series 2001 B,
                   4.30%, 7/1/07 (MBIA)(4)                              986,003
--------------------------------------------------------------------------------
        1,615,000  Maricopa County Litchfield
                   Elementary School District
                   No. 79 GO, Series 2000 A,
                   (Projects of 1998), 4.55%,
                   7/1/07 (FSA)                                       1,647,284
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Phoenix
                   Elementary School District
                   No. 1 GO, 5.50%, 7/1/07 (MBIA)                     1,043,270
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,445,000  Maricopa County Phoenix Union
                   High School District No. 210 GO,
                   4.75%, 7/1/11 (FSA)                              $ 1,529,489
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Rev., (Sun
                   Health Corp.), 5.00%, 4/1/10                       1,038,510
--------------------------------------------------------------------------------
        1,955,000  Maricopa County Saddle
                   Mountain Unified School
                   District No. 90 GO, Series
                   2003 A, 5.00%, 7/1/10                              2,037,364
--------------------------------------------------------------------------------
        1,000,000  Maricopa County Scottsdale
                   Elementary School District
                   No. 48 GO, 6.60%, 7/1/12                           1,169,690
--------------------------------------------------------------------------------
        1,265,000  Mohave County Community
                   College District COP, 5.75%,
                   3/1/14 (Ambac)                                     1,372,525
--------------------------------------------------------------------------------
        1,150,000  Mohave County Community
                   College District Rev., (State
                   Board of Directors), 6.00%,
                   3/1/20 (MBIA)                                      1,252,891
--------------------------------------------------------------------------------
        1,000,000  Northern Arizona University
                   COP, (Research Infrastructure),
                   5.00%, 9/1/30 (Ambac)                              1,033,860
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Rev., (Junior Lien),
                   5.00%, 7/1/21 (MBIA)                               1,058,920
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Wastewater System Rev.,
                   (Junior Lien), 6.25%, 7/1/10,
                   Prerefunded at 101% of Par
                   (FGIC)(3)                                          1,124,760
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Water System Rev.,
                   (Junior Lien), 6.50%, 7/1/06                       1,018,650
--------------------------------------------------------------------------------
        1,000,000  Phoenix Civic Improvement
                   Corp. Water System Rev.,
                   (Junior Lien), 5.50%, 7/1/19
                   (FGIC)                                             1,091,200
--------------------------------------------------------------------------------
        1,070,000  Phoenix GO, Series 1995 A,
                   6.25%, 7/1/17                                      1,290,891
--------------------------------------------------------------------------------
        1,000,000  Phoenix GO, Series 1995 B,
                   5.25%, 7/1/06                                      1,031,800
--------------------------------------------------------------------------------
          400,000  Phoenix Industrial Development
                   Auth. Single Family Mortgage
                   Rev., Series 1998 A, 6.60%,
                   12/1/29 (GNMA/FNMA/FHLMC)                            405,144
--------------------------------------------------------------------------------
        1,175,000  Pima County GO, 4.00%,
                   7/1/06 (FSA)                                       1,180,217
--------------------------------------------------------------------------------
        1,710,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/18
                   (Ambac)                                            1,899,109
--------------------------------------------------------------------------------
        1,800,000  Pima County Metropolitan
                   Domestic Water Improvement
                   District Rev., 5.25%, 7/1/19
                   (Ambac)(2)                                         2,004,975
--------------------------------------------------------------------------------
        1,125,000  Pima County Unified School
                   District No. 6 Marana GO,
                   5.50%, 7/1/15 (FGIC)                               1,223,640
--------------------------------------------------------------------------------
          820,000  Pinal County COP, 4.75%,
                   6/1/13 (Ambac)                                       862,673
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

Arizona Municipal Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
       $1,000,000  Pinal County COP, 5.00%,
                   12/1/26                                          $ 1,014,110
--------------------------------------------------------------------------------
        1,100,000  Pinal County Unified School
                   District No. 43 Apache Junction
                   GO, Series 2005 A, (School
                   Improvement), 5.00%,
                   7/1/23 (MBIA)                                      1,153,317
--------------------------------------------------------------------------------
        1,600,000  Scottsdale GO, 6.25%, 7/1/09,
                   Prerefunded at 100% of Par(3)                      1,751,824
--------------------------------------------------------------------------------
        1,000,000  Sedona COP, 5.75%, 7/1/09                          1,084,890
--------------------------------------------------------------------------------
        1,645,000  University of Arizona COP, Series
                   2002 A, 5.50%, 6/1/17 (Ambac)                      1,789,480
--------------------------------------------------------------------------------
          500,000  University of Arizona COP, Series
                   2005 B, 5.00%, 6/1/24 (Ambac)                        520,925
--------------------------------------------------------------------------------
        1,725,000  University of Arizona COP, Series
                   2005 D, 5.00%, 6/1/12 (Ambac)                      1,850,459
--------------------------------------------------------------------------------
                                                                     51,554,159

--------------------------------------------------------------------------------
PUERTO RICO -- 9.2%
--------------------------------------------------------------------------------
        2,420,000  Government Development Bank
                   of Puerto Rico Rev., 3.50%,
                   1/20/06 (Acquired 8/18/05,
                   Cost $2,420,000)(5)                                2,419,298
--------------------------------------------------------------------------------
        1,000,000  Government Development Bank
                   of Puerto Rico Rev., 3.35%,
                   1/24/06 (Acquired 7/28/05,
                   Cost $1,000,000)(5)                                  999,460
--------------------------------------------------------------------------------
        2,000,000  Government Development Bank
                   of Puerto Rico Rev., 3.40%,
                   1/24/06 (Acquired 8/5/05,
                   Cost $2,000,000)(5)                                1,999,080
--------------------------------------------------------------------------------
                                                                      5,417,838

--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $55,124,193)                                                  $56,971,997
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 1.0%

ARIZONA -- 1.0%

--------------------------------------------------------------------------------
        $ 400,000  Coconino County Pollution
                   Control Corp. Rev., (Arizona
                   Public Service Co.), VRDN,
                   3.02%, 12/1/05 (LOC: KBC
                   Bank N.V.)                                           400,000
--------------------------------------------------------------------------------
          165,000  Pima County Industrial
                   Development Auth. Lease Rev.,
                   VRDN, 3.18%, 12/1/05
                   (SBBPA: Societe Generale)                            165,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $565,000)                                                         565,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.8%

          481,000  Federated Arizona Municipal
                   Cash Trust

(Cost $481,000)                                                         481,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.8%
(Cost $56,170,193)                                                   58,017,997
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%                                    706,922
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $58,724,919
================================================================================

SWAP AGREEMENTS*
                                                                                                   Unrealized

  Notional Amount                    Description of Agreement                     Expiration Date  Gain (Loss)
--------------------------------------------------------------------------------------------------------------
    $1,500,000     Receive semiannually a variable rate based on the weekly Bond    April 2016       $1,944
                   Market Association Index and pay semiannually a fixed rate                      ===========
                   equal to 3.913% with Morgan Stanley Capital Services, Inc.

*SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective.

(1) When-issued security.

(2) Security, or a portion thereof, has been segregated for a swap agreement and/or when-issued security.

(3) Escrowed to maturity in U.S. government securities or state and local government securities.

(4) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2005 was
    $5,417,838, which represented 9.2% of total net assets.

See Notes to Financial Statements.

------
7

Florida Municipal Bond - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2005

                                                    ---------------------------------
                                                          AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------------------
                                                                               SINCE       INCEPTION
                         6 MONTHS(1)   1 YEAR       5 YEARS     10 YEARS     INCEPTION        DATE
----------------------------------------------------------------------------------------------------
INVESTOR CLASS             0.34%        2.38%        4.83%        4.98%        5.44%         4/11/94
----------------------------------------------------------------------------------------------------
LEHMAN BROTHERS
MUNICIPAL 5-YEAR
GO INDEX                   0.15%        1.52%        4.83%        4.83%        5.22%(2)        --
----------------------------------------------------------------------------------------------------
LIPPER FLORIDA
INTERMEDIATE
MUNICIPAL  DEBT FUNDS
AVERAGE RETURNS(3)        -0.13%        1.63%        4.05%        4.01%        4.47%(4)        --
----------------------------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
as of 11/30/05(3)            --        2 of 18      1 of 15      1 of 11      1 of 10(4)       --
----------------------------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
as of 12/31/05(3)            --        2 of 18      1 of 15      1 of 11      1 of 10(4)       --
----------------------------------------------------------------------------------------------------
A Class                                                                                      2/27/04
   No sales charge*        0.21%        2.13%          --           --         0.91%
   With sales charge*     -4.30%       -2.48%          --           --        -1.69%
----------------------------------------------------------------------------------------------------
B Class                                                                                      2/27/04
   No sales charge*       -0.17%        1.34%          --           --         0.14%
   With sales charge*     -5.17%       -2.66%          --           --        -2.15%
----------------------------------------------------------------------------------------------------
C Class                                                                                      2/27/04
   No sales charge*       -0.16%        1.36%          --           --         0.15%
   With sales charge*     -1.15%        1.36%          --           --         0.15%
----------------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Since 3/31/94, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Since 4/14/94, the date nearest the Investor Class's inception for which data are available.

                                                                    (continued)

------
8

Florida Municipal Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30

--------------------------------------------------------------------------------------------------------------
                        1996*    1997     1998     1999     2000     2001     2002     2003     2004     2005
--------------------------------------------------------------------------------------------------------------
Investor Class          4.61%    6.78%    7.39%    0.00%    7.09%    7.82%    6.35%    5.62%    2.10%    2.38%
--------------------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal 5-Year
GO Index                5.36%    5.38%    6.32%    1.49%    5.62%    8.24%    6.47%    5.72%    2.36%    1.52%
--------------------------------------------------------------------------------------------------------------
*Investor Class return would have been lower if management fees had not been waived from 4/11/94 to 12/31/95. Beginning on 1/1/96, management fees were phased in at a rate of 0.10% each month until 7/1/96.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
9

Florida Municipal Bond - Portfolio Commentary

PORTFOLIO MANAGER: KENNETH SALINGER

PERFORMANCE SUMMARY

Florida Municipal Bond returned 0.34%* for the six months ended November 30,
2005, outpacing the 0.15% return of its benchmark--the Lehman Brothers Municipal
5-year GO Index--and the -0.13% average total return of its Lipper peer group.
The fund also performed well from a longer-term standpoint, either matching or returning more than its benchmark based on average annualized one-, five-, and
10-year returns, while finishing second among its Lipper peer group for the trailing year and first for the trailing five and 10 years. (See pages 8-9 for more performance comparisons.)

The fund's modest six-month return reflected a limited performance by municipal bonds amid resilient economic growth, faster inflation, and higher short-term interest rates. We talk about some of the strategies that we employed to help achieve Florida Municipal Bond's superior benchmark- and peer-compared results in the Portfolio Strategy & Outlook section on the next page.

YIELD SUMMARY

Florida Municipal Bond's key investment objective is to seek safety of principal and high current income exempt from federal income tax. With that note in mind, the fund's 30-day SEC yield was 3.45% as of November 30, 2005, which translated into the attractive tax-equivalent yields shown in the table at top right. By comparison, Florida Municipal Bond's Lipper group average 30-day SEC yield was
2.97%. All else being equal, a higher yield can boost returns and pave the way for better performance.

ECONOMIC REVIEW

The resilient U.S. economy grew at an approximately 3-4% annual rate during the six months despite severe hurricane damage along the Gulf Coast, an energy price spike, and higher short-term interest rates. Crude oil futures shot over 30%
higher during the summer from their May 31 level, topping $70 a barrel as
Hurricane Katrina struck the Gulf Coast. Fueled by a 21.7% annualized increase in energy costs, the Consumer Price Index rose at a 3.8% annualized growth rate in the first 11 months of

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/05               5/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   8.3 yrs               8.8 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 4.3 yrs               4.0 yrs
--------------------------------------------------------------------------------

YIELDS AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.45%
--------------------------------------------------------------------------------
A Class                                                3.05%
--------------------------------------------------------------------------------
B Class                                                2.45%
--------------------------------------------------------------------------------
C Class                                                2.45%
--------------------------------------------------------------------------------
  INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.00% Tax Bracket                                     4.60%
--------------------------------------------------------------------------------
28.00% Tax Bracket                                     4.79%
--------------------------------------------------------------------------------
33.00% Tax Bracket                                     5.15%
--------------------------------------------------------------------------------
35.00% Tax Bracket                                     5.31%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum  tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares. Total returns for periods less than one year are not annualized.

                                                                    (continued)

------
10

Florida Municipal Bond - Portfolio Commentary

2005. To combat inflation pressures, the Federal Reserve (the Fed) continued
hiking its overnight rate target in quarter-point increments, raising it from 3%
to 4%.

BROAD BOND MARKET REVIEW

The Fed's rate increases pushed short-term yields significantly higher; the two-year Treasury yield rose from 3.58% to 4.42%, a 0.84 percentage point increase. Longer-term yields rose too, but not as much; the 30-year Treasury yield rose from 4.32% to 4.69%, a 0.37 percentage point increase. This narrowed the difference between shorter- and longer-term yields and "flattened" the yield curve used to illustrate Treasury yield levels at different maturities.

MUNICIPAL MARKET REVIEW

The municipal yield curve also rose and flattened, but not as much as the
Treasury curve; municipal securities generally outperformed their Treasury counterparts. The Lehman Brothers Municipal Bond Index returned 0.36% for the six months compared with -0.81% for Lehman's U.S. Treasury Index. Interestingly, intermediate-maturity municipal securities generally underperformed shorter- and longer-maturity municipals.

PORTFOLIO STRATEGY & OUTLOOK

On the portfolio front, we emphasized a maturity structure that we believed would benefit from a decrease in the yield gap between short- and long-term municipal bonds. That strategy paid off as short-term bond yields rose (and prices fell), while long-term bond yields didn't rise by as much. As the yield curve flattened, we locked in some of the gains from that strategy and invested the proceeds more broadly across all bond maturities--a position we expect to maintain for the time being.

Lastly, we added some lower-rated investment-grade securities while generally focusing on AAA and AA bonds. Lower-rated municipals tend to provide higher yields than their higher-credit-quality counterparts while helping to decrease
Florida Municipal Bond's sensitivity to interest rates. We work closely with our seasoned municipal credit research team when looking for such bonds and plan to actively pursue that strategy for the foreseeable future.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/05               5/31/05
--------------------------------------------------------------------------------
AAA                                          84%                   87%
--------------------------------------------------------------------------------
AA                                            1%                    1%
--------------------------------------------------------------------------------
A                                             1%                    --
--------------------------------------------------------------------------------
BBB                                          14%                   12%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND

                                                               INVESTMENTS

--------------------------------------------------------------------------------
Water and Sewer Revenue                                            18%
--------------------------------------------------------------------------------
Certificates of Participation
(COPs)/Leases                                                      15%
--------------------------------------------------------------------------------
Prerefunded                                                        11%
--------------------------------------------------------------------------------
Transportation Revenue                                              9%
--------------------------------------------------------------------------------
General Obligation (GO)                                             8%
--------------------------------------------------------------------------------

------
11

Florida Municipal Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 95.3%

FLORIDA -- 91.1%

--------------------------------------------------------------------------------
       $1,110,000  Broward County Airport
                   Systems Rev., (Passenger
                   Facility), (Conventional Lien
                   H-1), 5.25%, 10/1/12 (Ambac)                     $ 1,160,205
--------------------------------------------------------------------------------
          400,000  Broward County Educational
                   Facilities Auth. Rev., Series
                   2004 B, (Nova Southeastern),
                   5.00%, 4/1/14                                        415,300
--------------------------------------------------------------------------------
          500,000  Broward County Educational
                   Facilities Auth. Rev., Series
                   2004 B, (Nova Southeastern),
                   5.50%, 4/1/15                                        533,510
--------------------------------------------------------------------------------
          525,000  Broward County Educational
                   Facilities Auth. Rev., Series
                   2004 B, (Nova Southeastern),
                   5.50%, 4/1/16                                        558,983
--------------------------------------------------------------------------------
          500,000  Broward County School Board
                   COP, Series 2002 B, 5.375%,
                   7/1/11, Prerefunded at 100%
                   of Par (FSA)(1)                                      543,870
--------------------------------------------------------------------------------
        1,000,000  Callaway / Bay County
                   Wastewater System Rev.,
                   5.00%, 9/1/23 (MBIA)                               1,044,980
--------------------------------------------------------------------------------
        1,475,000  Collier County School Board
                   COP, 5.50%, 2/15/12 (FSA)                          1,621,836
--------------------------------------------------------------------------------
          750,000  Covington Park Community
                   Development District Special
                   Assessment, (Capital
                   Improvement), 5.00%, 5/1/21                          751,365
--------------------------------------------------------------------------------
          250,000  Dade County Aviation Rev.,
                   Series 1995 E, 5.50%, 10/1/10
                   (Ambac)                                              255,080
--------------------------------------------------------------------------------
        1,150,000  Duval County School Board
                   COP, 5.75%, 7/1/16 (FSA)                           1,235,054
--------------------------------------------------------------------------------
        1,010,000  Emerald Coast Utilities System
                   Auth. Rev., 5.00%, 1/1/25
                   (FGIC)                                             1,052,561
--------------------------------------------------------------------------------
           90,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program),
                   4.80%, 4/1/06 (GNMA/FNMA)                             90,392
--------------------------------------------------------------------------------
          130,000  Escambia County Housing
                   Finance Auth. Single Family
                   Mortgage Rev., Series 1998 A,
                   (Multi-County Program),
                   4.85%, 4/1/07 (GNMA/FNMA)                            132,093
--------------------------------------------------------------------------------
        2,320,000  Florida Division of Bond
                   Finance GO, Series 1998 B,
                   (Environmental Protection -
                   Preservation), 5.25%, 7/1/10
                   (FSA)(2)                                           2,442,170
--------------------------------------------------------------------------------
          450,000  Florida Housing Finance
                   Agency Rev., Series 1995 E,
                   (Williamsburg Village
                   Apartments), 5.60%, 12/1/07
                   (Ambac)                                              459,540
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
       $  255,000  Florida Housing Finance Corp.
                   Rev., Series 1999-2,
                   (Homeowner Mortgage),
                   4.60%, 1/1/21 (FSA)                              $   255,403
---------------------------------------------------------------------------------
        1,000,000  Florida Municipal Loan Council
                   GO, Series 2002 C, 5.25%,
                   11/1/21 (MBIA)                                     1,075,500
---------------------------------------------------------------------------------
          350,000  Gainesville Utilities System Rev.,
                   Series 1996 A, 5.75%, 10/1/09                        377,955
---------------------------------------------------------------------------------
          675,000  Greater Orlando Aviation Auth.
                   Rev., Series 1999 A, 5.25%,
                   10/1/09 (FGIC)                                       711,693
---------------------------------------------------------------------------------
          610,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 4.00%, 3/1/06                               610,451
---------------------------------------------------------------------------------
          635,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 4.50%, 3/1/07                               639,915
---------------------------------------------------------------------------------
          690,000  Hollywood Community
                   Redevelopment Agency Rev.,
                   (Beach), 5.00%, 3/1/08                               706,284
---------------------------------------------------------------------------------
        1,235,000  Indian River County Rev.,
                   (Spring Training Facility),
                   5.25%, 4/1/15 (FGIC)                               1,333,467
---------------------------------------------------------------------------------
        1,565,000  Indian Trace Development
                   District Rev., (Water
                   Management Special Benefit),

                   5.00%, 5/1/24 (MBIA)                               1,649,244
---------------------------------------------------------------------------------
          330,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.65%, 5/1/09 (MBIA)                                 331,069
---------------------------------------------------------------------------------
          350,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   3.85%, 5/1/10 (MBIA)                                 353,423
---------------------------------------------------------------------------------
          625,000  Julington Creek Plantation
                   Community Development
                   District Assessment Rev.,
                   4.00%, 5/1/11 (MBIA)                                 634,669
---------------------------------------------------------------------------------
          850,000  Lee County Industrial
                   Development Health Care
                   Facilities Auth. Rev., Series
                   1999 A, (Shell Point Village),
                   5.50%, 11/15/09                                      883,924
---------------------------------------------------------------------------------
        1,325,000  Martin County Health Facilities
                   Auth. Rev., Series 2002 A,
                   (Martin Memorial Medical
                   Center), 4.25%, 11/15/07                           1,328,564
---------------------------------------------------------------------------------
        1,000,000  Miami Beach Stormwater Rev.,
                   5.75%, 9/1/17 (FGIC)                               1,098,080
---------------------------------------------------------------------------------
        1,910,000  Miami Beach Water & Sewer
                   Rev., 5.625%, 9/1/16 (Ambac)                       2,088,768
---------------------------------------------------------------------------------
          650,000  Miami Parking Facilities Rev.,
                   5.25%, 10/1/15 (MBIA)                                713,284
---------------------------------------------------------------------------------
        1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/11, Prerefunded
                   at 100% of Par (FSA)(1)                            1,097,780
---------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Florida Municipal Bond - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,000,000  Miami-Dade County School
                   Board COP, Series 2001 C,
                   5.50%, 10/1/11, Prerefunded
                   at 100% of Par (FSA)(1)                          $ 1,097,780
--------------------------------------------------------------------------------
        1,875,000  Orange County School Board
                   COP, Series 2002 A, 5.50%,
                   8/1/19 (MBIA)                                      2,043,263
--------------------------------------------------------------------------------
          450,000  Orlando and Orange County
                   Expressway Auth. Rev., 6.50%,
                   7/1/11 (FGIC)                                        514,386
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County Airport
                   Systems Rev., 5.75%, 10/1/14
                   (MBIA)                                             1,132,700
--------------------------------------------------------------------------------
        1,000,000  Palm Beach County School
                   Board COP, Series 2002 A,
                   5.375%, 8/1/12, Prerefunded
                   at 100% of Par (FSA)(1)                            1,097,650
--------------------------------------------------------------------------------
        2,000,000  Pasco County Solid Waste
                   Disposal & Resource Recovery
                   System Rev., 6.00%, 4/1/10
                   (Ambac)                                            2,153,959
--------------------------------------------------------------------------------
          305,000  Pensacola Airport Rev., Series
                   1997 B, 5.40%, 10/1/07 (MBIA)                        312,491
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.55%, 12/1/05                        300,006
--------------------------------------------------------------------------------
          300,000  Plantation Health Facilities Auth.
                   Rev., (Covenant Village of
                   Florida Inc.), 4.70%, 12/1/07                        304,188
--------------------------------------------------------------------------------
        1,015,000  St. Lucie County Public
                   Improvement COP, Series
                   2000 A, (800 MHZ Radio
                   System), 5.50%, 4/1/10
                   (MBIA)(1)                                          1,096,170
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
       $1,000,000  Sumter County School Board
                   COP, 5.50%, 1/1/21 (MBIA)                        $ 1,089,990
--------------------------------------------------------------------------------
        1,000,000  Sunrise Utility System Rev.,
                   5.20%, 10/1/22 (Ambac)                             1,098,490
--------------------------------------------------------------------------------
        1,000,000  Tampa Bay Water Utility
                   System Rev., Series 1998 B,
                   5.125%, 10/1/08, Prerefunded
                   at 101% of Par (FGIC)(1)                           1,053,220
--------------------------------------------------------------------------------
          400,000  Tampa Guaranteed Entitlement
                   Rev., 6.00%, 10/1/18 (Ambac)                         455,768
--------------------------------------------------------------------------------
        1,000,000  Tampa Water & Sewer Rev.,
                   6.00%, 10/1/17 (FSA)                               1,176,190
--------------------------------------------------------------------------------
          640,000  University of Central Florida
                   COP, Series 2005 A,
                   (Convocation Corp.), 5.00%,
                   10/1/14 (FGIC)                                       691,418
--------------------------------------------------------------------------------
                                                                     43,804,081

--------------------------------------------------------------------------------
PUERTO RICO -- 4.2%
--------------------------------------------------------------------------------
        1,000,000  Government Development Bank
                   of Puerto Rico Rev., 3.50%,
                   1/20/06 (Acquired 8/18/05,
                   Cost $1,000,000)(3)                                  999,710
--------------------------------------------------------------------------------
        1,000,000  Government Development Bank
                   of Puerto Rico Rev., 3.40%,
                   1/24/06 (Acquired 8/5/05,
                   Cost $1,000,000)(3)                                  999,540
--------------------------------------------------------------------------------
                                                                      1,999,250

--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 95.3%
(Cost $44,204,199)                                                   45,803,331
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 4.7%                                  2,244,622
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $48,047,953
================================================================================

SWAP AGREEMENTS*
                                                                                                   Unrealized
  Notional Amount                    Description of Agreement                     Expiration Date  Gain (Loss)
--------------------------------------------------------------------------------------------------------------
    $1,500,000     Receive semiannually a variable rate based on the weekly Bond    April 2016       $1,944
                   Market Association Index and pay semiannually a fixed rate                      ===========
                   equal to 3.913% with Morgan Stanley Capital Services, Inc.

*SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GNMA = Government National Mortgage Association

GO = General Obligation

MBIA = MBIA Insurance Corporation

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security, or a portion thereof, has been segregated for a swap agreement.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2005 was
    $1,999,250, which represented 4.2% of total net assets.

See Notes to Financial Statements.

------
13

High-Yield Municipal - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2005
                                                 --------------------
                                                    AVERAGE ANNUAL
                                                        RETURNS

--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                        6 MONTHS(1)   1 YEAR     5 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             2.06%       7.03%      7.38%      6.04%(2)    3/31/98
--------------------------------------------------------------------------------
LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                 0.82%       7.57%      7.39%      6.19%          --
--------------------------------------------------------------------------------
LIPPER HIGH YIELD
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(3)         1.51%       6.26%      6.06%      4.27%          --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
as of 11/30/05(3)            --       21 of 78   10 of 69   4 of 48(2)      --
--------------------------------------------------------------------------------
Investor Class's
Lipper Ranking
as of 12/31/05(3)            --       21 of 82   11 of 69   4 of 48(2)      --
--------------------------------------------------------------------------------
A Class                                                                  1/31/03
   No sales charge*        1.93%       6.76%        --       6.31%
   With sales charge*     -2.61%       1.99%        --       4.61%
--------------------------------------------------------------------------------
B Class                                                                  1/31/03
   No sales charge*        1.55%       5.96%        --       5.56%
   With sales charge*     -3.45%       1.96%        --       4.60%
--------------------------------------------------------------------------------
C Class                                                                  7/24/02
   No sales charge*        1.54%       5.96%        --       5.53%
   With sales charge*      0.55%       5.96%        --       5.53%
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Investor Class returns and rankings would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 10/31/99.

(3) Data provided by Lipper Inc. - A Reuters Company. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

                                                                    (continued)

------
14

High-Yield Municipal - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30

--------------------------------------------------------------------------------
                    1998*     1999     2000    2001   2002   2003   2004   2005
--------------------------------------------------------------------------------
Investor Class      6.08%**  -0.70%**  4.33%   8.64%  7.99%  7.03%  6.23%  7.03%
--------------------------------------------------------------------------------
Lehman Brothers
Long-Term
Municipal
Bond Index          5.56%    -5.10%   10.70%  10.30%  6.09%  7.55%  5.53%  7.57%
--------------------------------------------------------------------------------
* From 3/31/98 (the class's inception date) to 11/30/98. Not annualized.

**Investor Class returns would have been lower if management fees had not been waived from 3/31/98 to 4/30/99. Beginning on 5/1/99, management fees were phased in at a rate of 0.10% each month until 10/31/99.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower rated securities in which the fund invests are subject to greater credit risk, default risk, and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
15

High-Yield Municipal - Portfolio Commentary

PORTFOLIO MANAGER: STEVEN PERMUT

PERFORMANCE SUMMARY

High-Yield Municipal returned 2.06%* for the six months ended November 30, 2005, significantly outperforming its investment-grade broad-market benchmark (the
Lehman Brothers Long-Term Municipal Bond Index) and the average return of 82 high-yield municipal debt funds tracked by Lipper, Inc. The six-month return of the Lehman index and the Lipper average were 0.82% and 1.51%, respectively. (See pages 14-15 for more performance comparisons.)

High-Yield Municipal also outperformed the Lipper average for the one-year, five-year, and "since inception" periods ended November 30, 2005, while trailing the Lehman index. The investment-grade Lehman index is presented for broad market context, but the Lipper average reflects portfolios and fees that more closely resemble the fund's.

High-yield municipal bonds generally outperformed their investment-grade counterparts during the six-month reporting period, but rising bond yields and falling bond prices constrained the municipal bond market's performance. We believe favorable security selection helped the fund's performance compared with its Lipper category.

ECONOMIC REVIEW

The resilient U.S. economy grew at an approximately 3-4% annual rate during the six months despite severe hurricane damage along the Gulf Coast, an energy price spike, and higher short-term interest rates. Crude oil futures shot over 30%
higher during the summer from their May 31 level, topping $70 a barrel as
Hurricane Katrina struck the Gulf Coast. Fueled by a 21.7% annualized increase in energy costs, the Consumer Price Index rose at a 3.8% annualized growth rate in the first 11 months of 2005. To combat inflation pressures, the Federal
Reserve (the Fed) continued hiking its overnight rate target in quarter-point increments, raising it from 3% to 4%.

BROAD BOND MARKET REVIEW

The Fed's rate increases pushed short-term yields significantly higher; the two-year Treasury yield rose from 3.58% to 4.42%, a 0.84 percentage point increase. Longer-term yields rose too, but not as much; the 30-year Treasury

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/05               5/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  19.5 yrs              18.8 yrs
--------------------------------------------------------------------------------
Average Duration
(Modified)                                 6.3 yrs               5.2 yrs
--------------------------------------------------------------------------------
YIELDS AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.50%
--------------------------------------------------------------------------------
A Class                                                4.06%
--------------------------------------------------------------------------------
B Class                                                3.49%
--------------------------------------------------------------------------------
C Class                                                3.49%
--------------------------------------------------------------------------------
  INVESTOR CLASS 30-DAY TAX-EQUIVALENT YIELDS(1)
--------------------------------------------------------------------------------
25.00% Tax Bracket                                     6.00%
--------------------------------------------------------------------------------
28.00% Tax Bracket                                     6.25%
--------------------------------------------------------------------------------
33.00% Tax Bracket                                     6.72%
--------------------------------------------------------------------------------
35.00% Tax Bracket                                     6.92%
--------------------------------------------------------------------------------
(1) The tax brackets indicated are for federal taxes only. Actual tax-equivalent yields may be lower, if alternative minimum  tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares. Total returns for periods less than one year are not annualized.

                                                                    (continued)

------
16

High-Yield Municipal - Portfolio Commentary

yield rose from 4.32% to 4.69%, a 0.37 percentage point increase. This narrowed the difference between shorter- and longer-term yields and "flattened" the yield curve used to illustrate Treasury yield levels at different maturities.

MUNICIPAL MARKET REVIEW

The municipal yield curve also rose and flattened, but not as much as the
Treasury curve; municipal securities generally outperformed their Treasury counterparts. The Lehman Brothers Municipal Bond Index returned 0.36% for the six months compared with -0.81% for Lehman's U.S. Treasury Index. Interestingly, intermediate-maturity municipal securities generally underperformed shorter- and longer-maturity municipals--the Lehman Brothers 10-Year Municipal Index returned
-0.13% while the Lehman 3-Year Municipal Index and Long-Term Municipal Bond
Index returned 0.59% and 0.82%, respectively. Meanwhile, high-yield municipals generally outperformed their investment-grade counterparts--Lehman's
Non-Investment Grade Municipal Index returned 1.68%.

PORTFOLIO STRATEGY & OUTLOOK

We continued to focus on the foundations of our investment approach--thorough credit analysis, careful security selection, and diligent monitoring. We believe our procedures reduce risks inherent to the high-yield sector; there have been no defaults in the portfolio since the fund's inception. Our credit analysis helped us avoid airline bonds during the six months, a tactic that we believe played a key role in the fund's relative performance during the period. Price appreciation from narrowing credit spreads and refinancings of fund holdings also boosted returns.

Our approach included strategies designed to realize high income and capital appreciation. We overweighted two types of securities: 1) non-rated bonds that met our credit quality criteria (68% of the portfolio as of November 30, 2005), and 2) land-secured bonds (52% of the portfolio) issued where we believe housing demand is greater than supply. Non-rated bonds boosted the yield while land-secured bonds can appreciate as the economy grows and/or projects are developed and their finances solidify.

We view these strategies as essentially "evergreen"--we're unlikely to adjust them much as economic and/or bond market conditions change. We don't believe
2006 will provide sufficient reasons to alter the fundamentals of our approach.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/05               5/31/05
--------------------------------------------------------------------------------
AAA                                          14%                   12%
--------------------------------------------------------------------------------
BBB                                          14%                   12%
--------------------------------------------------------------------------------
BB                                            4%                    6%
--------------------------------------------------------------------------------
Unrated                                      68%                   70%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE SECTORS AS OF NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                                % OF FUND

                                                               INVESTMENTS

--------------------------------------------------------------------------------
Land Secured                                                       52%
--------------------------------------------------------------------------------
Special Tax Revenue                                                 8%
--------------------------------------------------------------------------------
Tax Allocation/Tax Increment                                        6%
--------------------------------------------------------------------------------
Housing Revenue                                                     6%
--------------------------------------------------------------------------------
Hospital Revenue                                                    4%
--------------------------------------------------------------------------------

------
17

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 95.9%

ALASKA -- 0.3%

--------------------------------------------------------------------------------
       $  500,000  Anchorage Schools GO, Series
                   2000 A, 5.75%, 12/1/10,
                   Prerefunded at 100% of Par
                   (MBIA)(1)                                       $    550,545
--------------------------------------------------------------------------------
ARIZONA -- 6.0%

--------------------------------------------------------------------------------
          600,000  Centerra Community Facilities
                   District GO, 5.50%, 7/15/29                          600,180
--------------------------------------------------------------------------------
        1,000,000  Gilbert Water Resource
                   Municipal Property Corp. Rev.,
                   (Development Fee & Sub-Lien),
                   4.90%, 4/1/19                                      1,002,740
--------------------------------------------------------------------------------
        3,015,000  Pronghorn Ranch Community
                   Facilities District GO, 6.40%,
                   7/15/29                                            3,122,726
--------------------------------------------------------------------------------
        1,000,000  Quailwood Meadows
                   Community Facilities District
                   GO, 6.125%, 7/15/29                                1,018,000
--------------------------------------------------------------------------------
        1,075,000  Sundance Community
                   Facilities Assessment District
                   No. 2 Rev., 7.125%, 7/1/27                         1,199,517
--------------------------------------------------------------------------------
          978,000  Sundance Community
                   Facilities Assessment District
                   No. 3 Rev., 6.50%, 7/1/29                          1,058,411
--------------------------------------------------------------------------------
        1,000,000  Sundance Community
                   Facilities District GO, 5.00%,
                   7/15/25                                            1,002,590
--------------------------------------------------------------------------------
          395,000  Sundance Community
                   Facilities District GO, 6.25%,
                   7/15/29                                              426,493
--------------------------------------------------------------------------------
          550,000  Sundance Community
                   Facilities District GO, 5.125%,
                   7/15/30                                              550,380
--------------------------------------------------------------------------------
        1,500,000  Vistancia Community Facilities
                   District GO, 5.50%, 7/15/20                        1,509,360
--------------------------------------------------------------------------------
        1,200,000  Vistancia Community Facilities
                   District GO, 5.75%, 7/15/24                        1,212,720
--------------------------------------------------------------------------------
                                                                     12,703,117

--------------------------------------------------------------------------------
CALIFORNIA -- 21.5%

--------------------------------------------------------------------------------
        2,000,000  Beaumont Financing Auth.
                   Local Agency Rev., Series
                   2003 A, 6.875%, 9/1/27                             2,230,960
--------------------------------------------------------------------------------
        1,490,000  Beaumont Financing Auth.
                   Special Tax Rev., Series
                   2005 B, 5.40%, 9/1/35                              1,490,969
--------------------------------------------------------------------------------
          750,000  California Communities
                   Development Auth. Rev.,
                   (Thomas Jefferson School of
                   Law), 7.75%, 10/1/11,
                   Prerefunded at 101% of Par(1)                        898,095
--------------------------------------------------------------------------------
        2,000,000  California Mobilehome Park
                   Financing Auth. Rev., Series
                   2003 B, (Palomar Estates
                   E&W), 7.00%, 9/15/36                               2,182,820
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $4,000,000  City of Vallejo COP, (Marine
                   World Foundation), 7.00%,
                   2/1/17                                          $  4,170,320
--------------------------------------------------------------------------------
        4,500,000  El Dorado Special Tax Rev.,
                   (Community Facility District
                   No. 1), 5.25%, 9/1/35                              4,469,444
--------------------------------------------------------------------------------
        2,420,000  Golden State Tobacco
                   Securitization Corp. Rev.,
                   Series 2003 A-1, 6.75%,
                   6/1/39                                             2,726,566
--------------------------------------------------------------------------------
          500,000  Golden State Tobacco
                   Securitization Corp. Rev.,
                   Series 2003 A1, 6.625%,
                   6/1/40                                               550,480
--------------------------------------------------------------------------------
          910,000  Hawaiian Gardens COP, Series
                   2000 A, 8.00%, 6/1/23                                967,949
--------------------------------------------------------------------------------
        1,510,000  Hemet Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 2005-2),
                   5.25%, 9/1/35(2)                                   1,510,438
--------------------------------------------------------------------------------
        2,235,000  Independent Cities Lease
                   Finance Auth. Rev., Series
                   2004 A, (Morgan Hill -
                   Hacienda Various Projects),
                   5.90%, 11/15/34                                    2,354,997
--------------------------------------------------------------------------------
        1,275,000  Indio Community Facilities
                   District No. 04-3 Special Tax
                   Rev., (Terra Lago Improvement
                   Area 1), 5.15%, 9/1/35                             1,252,229
--------------------------------------------------------------------------------
        2,000,000  Indio Redevelopment Agency
                   Tax Allocation Rev., Series
                   2004 B, (Sub-Merged Project
                   Area), 6.50%, 8/15/34                              2,151,760
--------------------------------------------------------------------------------
        4,735,000  Moreno Valley Unified School
                   District Special Tax Rev.,
                   (Community Facilities District
                   No. 2004-6), 5.20%, 9/1/36(2)                      4,729,514
--------------------------------------------------------------------------------
        1,810,000  Murrieta Community Facilities
                   District No. 3 Special Tax Rev.,
                   (Creekside Village
                   Improvement Area No. 1),
                   5.20%, 9/1/35                                      1,781,040
--------------------------------------------------------------------------------
        1,390,000  Perris Community Facilities
                   District No. 3, Series 2005 A,
                   (Improvement Area No. 2),
                   5.30%, 9/1/35                                      1,402,607
--------------------------------------------------------------------------------
        3,000,000  Perris Public Financing Auth.
                   Special Tax Rev., Series
                   2003 A, 6.25%, 9/1/33                              3,245,910
--------------------------------------------------------------------------------
        1,700,000  Poway Unified School District
                   Special Tax Rev., (Community
                   Facilities District No. 6-4),
                   5.125%, 9/1/35                                     1,699,864
--------------------------------------------------------------------------------
        1,000,000  Riverside Unified School
                   District Special Tax Rev.,
                   Series 2005 A, (Community
                   Facilities District No. 15),
                   5.25%, 9/1/35                                      1,000,290
--------------------------------------------------------------------------------
        2,000,000  Roseville Special Tax Rev.,
                   (Community Facilities District
                   No.1-Westpark), 5.20%,
                   9/1/36                                             1,997,700
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
18

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
       $1,000,000  Soledad Special Assessment,
                   (Diamond Ridge Assessment
                   District No. 02-01), 6.75%,
                   9/2/33                                          $  1,086,860
--------------------------------------------------------------------------------
        1,595,000  Vallejo Multifamily Housing
                   Rev., Series 1998 B, (Solano
                   Affordable Housing), 8.25%,
                   4/1/39 (Acquired 12/12/02,
                   Cost $1,726,412)(3)                                1,752,873
--------------------------------------------------------------------------------
                                                                     45,653,685

--------------------------------------------------------------------------------
COLORADO -- 5.8%

--------------------------------------------------------------------------------
        3,000,000  Denver Health & Hospital
                   Auth. Healthcare Rev., Series
                   2004 A, 6.25%, 12/1/33                             3,286,260
--------------------------------------------------------------------------------
          640,000  Douglas County School District
                   No. Re-1 GO, Series 2002 B,
                   (Douglas & Elbert Counties),
                   5.75%, 12/15/12, Prerefunded
                   at 100% of Par (FSA/State
                   Aid Withholding)(1)                                  719,699
--------------------------------------------------------------------------------
        3,000,000  One Horse Business
                   Improvement District Rev.,
                   6.00%, 6/1/24                                      3,110,880
--------------------------------------------------------------------------------
        1,500,000  Plaza Metropolitan District
                   No. 1 Rev., 8.00%, 12/1/25                         1,652,370
--------------------------------------------------------------------------------
        2,000,000  Todd Creek Farms
                   Metropolitan District No. 1
                   Rev., 5.60%, 12/1/14                               1,983,980
--------------------------------------------------------------------------------
        1,500,000  Todd Creek Farms
                   Metropolitan District No. 1
                   Rev., 6.125%, 12/1/19                              1,487,490
--------------------------------------------------------------------------------
                                                                     12,240,679

--------------------------------------------------------------------------------
CONNECTICUT -- 0.5%

--------------------------------------------------------------------------------
        1,000,000  Connecticut Development Auth.
                   Industrial Rev., (Afco Cargo
                   BDL-LLC), 8.00%, 4/1/30                            1,082,960
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.9%
--------------------------------------------------------------------------------
        1,000,000  District of Columbia COP,
                   (Public Safety & Emergency),
                   5.50%, 1/1/19 (Ambac)                              1,082,970
--------------------------------------------------------------------------------
          750,000  Metropolitan Washington D.C.
                   Airports Auth. General Rev.,
                   Series 2001 A, 5.50%,
                   10/1/18 (MBIA)                                       797,865
--------------------------------------------------------------------------------
                                                                      1,880,835

--------------------------------------------------------------------------------
FLORIDA -- 16.5%

--------------------------------------------------------------------------------
        2,800,000  Anthem Park Community
                   Development District Rev.,
                   5.80%, 5/1/36                                      2,831,416
--------------------------------------------------------------------------------
           50,000  Arbor Greene Community
                   Development District Special
                   Assessment, 5.75%, 5/1/06                             50,244
--------------------------------------------------------------------------------
        1,500,000  Bartam Park Community
                   Development Special
                   Assessment, 5.30%, 5/1/35                          1,505,775
--------------------------------------------------------------------------------
        3,395,000  Concorde Estates Community
                   Development District Rev.,
                   Series 2004 B, 5.00%, 5/1/11                       3,403,657
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $  450,000  Covington Park Community
                   Development District Rev.,
                   Series 2004 B, (Capital
                   Improvement), 5.30%,
                   11/1/09                                         $    451,953
--------------------------------------------------------------------------------
          990,000  Double Branch Community
                   Development District Special
                   Assessment, Series 2002 A,
                   6.70%, 5/1/34                                      1,074,754
--------------------------------------------------------------------------------
          640,000  Double Branch Community
                   Development District Special
                   Assessment, Series 2003 C,
                   5.125%, 5/1/08                                       642,976
--------------------------------------------------------------------------------
        4,815,000  Dupree Lakes Community
                   Development District Rev.,
                   5.00%, 11/1/10                                     4,813,747
--------------------------------------------------------------------------------
          520,000  Fleming Island Plantation
                   Community Development
                   District Special Assessment,
                   Series  2000 B, 7.375%,
                   5/1/31                                               562,172
--------------------------------------------------------------------------------
          845,000  Gateway Services Community
                   Development District Special
                   Assessment, Series 2003 B,
                   (Sun City Center - Fort
                   Meyers), 5.50%, 5/1/10                               848,836
--------------------------------------------------------------------------------
          580,000  Heritage Harbor South
                   Community Development
                   District Rev., Series 2002 B,
                   5.40%, 11/1/08                                       583,091
--------------------------------------------------------------------------------
        2,000,000  Lake Ashton II Community
                   Development District Rev.,
                   Series 2005 B, 4.875%,
                   11/1/10                                            2,000,520
--------------------------------------------------------------------------------
          735,000  Middle Village Community
                   Development District Special
                   Assessment, Series 2004 B,
                   5.00%, 5/1/09                                        737,624
--------------------------------------------------------------------------------
        1,500,000  Midtown Miami Community
                   Development District Special
                   Assessment, Series 2004 A,
                   6.25%, 5/1/37                                      1,590,990
--------------------------------------------------------------------------------
        1,000,000  Orange County School Board
                   COP, Series 2002 A, 5.50%,
                   8/1/19 (MBIA)                                      1,089,740
--------------------------------------------------------------------------------
          200,000  Reunion East Community
                   Development District Special
                   Assessment Rev., Series
                   2002 B, 5.90%, 11/1/07                               201,482
--------------------------------------------------------------------------------
        1,245,000  South-Dade Venture
                   Community Development
                   District Rev., 6.125%, 5/1/34                      1,313,251
--------------------------------------------------------------------------------
        2,465,000  Sterling Hill Community
                   Development District Special
                   Assessment, Series 2003 B,
                   5.50%, 11/1/10                                     2,475,304
--------------------------------------------------------------------------------
          380,000  Stoneybrook West Community
                   Development District Special
                   Assessment, Series 2000 A,
                   7.00%, 5/1/32                                        406,680
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
19

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
       $  965,000  Waterchase Community
                   Development District Rev.,
                   Series 2001 A, 6.70%, 5/1/32                    $  1,030,678
--------------------------------------------------------------------------------
        3,500,000  Watergrass Community
                   Development District Special
                   Assessment, Series 2005 B,
                   4.875%, 11/1/10                                    3,501,995
--------------------------------------------------------------------------------
        1,710,000  Waters Edge Community
                   Development District Rev.,
                   5.30%, 5/1/36                                      1,708,632
--------------------------------------------------------------------------------
        2,000,000  Westchester Community
                   Development District No. 1
                   Special Assessment,
                   (Infrastructure), 6.125%,
                   5/1/35                                             2,094,340
--------------------------------------------------------------------------------
                                                                     34,919,857

--------------------------------------------------------------------------------
GEORGIA -- 1.0%

--------------------------------------------------------------------------------
          650,000  Atlanta Water & Wastewater
                   Rev., Series 1999 A, 5.50%,
                   11/1/18 (FGIC)                                       732,531
--------------------------------------------------------------------------------
        1,300,000  Gwinnett County Water &
                   Sewer Auth. Rev., 4.00%,
                   8/1/14                                             1,311,531
--------------------------------------------------------------------------------
                                                                      2,044,062

--------------------------------------------------------------------------------
GUAM -- 0.5%

--------------------------------------------------------------------------------
          390,000  Guam International Airport
                   Auth. Rev., Series 2003 A,
                   4.00%, 10/1/10 (MBIA)                                397,722
--------------------------------------------------------------------------------
          690,000  Guam International Airport
                   Auth. Rev., Series 2003 A,
                   4.00%, 10/1/11 (MBIA)                                702,931
--------------------------------------------------------------------------------
                                                                      1,100,653

--------------------------------------------------------------------------------
ILLINOIS -- 2.1%

--------------------------------------------------------------------------------
        1,325,000  Bedford Park Tax Allocation
                   Rev., 5.125%, 12/30/18                             1,329,704
--------------------------------------------------------------------------------
        3,000,000  Chicago Tax Increment
                   Allocation Rev., Series 2004 B,
                   (Pilsen Redevelopment),
                   (Junior Lien), 6.75%, 6/1/22                       3,149,160
--------------------------------------------------------------------------------
                                                                      4,478,864

--------------------------------------------------------------------------------
IOWA -- 0.9%

--------------------------------------------------------------------------------
        2,000,000  Tobacco Settlement Auth. Rev.,
                   Series 2005 C, 5.50%, 6/1/42                       1,946,320
--------------------------------------------------------------------------------
MARYLAND -- 4.2%

--------------------------------------------------------------------------------
        1,250,000  Anne Arundel County Special
                   Obligation Rev., (Arundel Mills),
                   7.10%, 7/1/09, Prerefunded at
                   102% of Par(1)                                     1,422,625
--------------------------------------------------------------------------------
        1,000,000  Anne Arundel County Special
                   Obligation Rev., (National
                   Business Park), 7.375%,
                   7/1/10, Prerefunded at 102%
                   of Par(1)                                          1,174,470
--------------------------------------------------------------------------------
        1,000,000  Baltimore Rev., (North Locust
                   Point), 5.50%, 9/1/34                                996,330
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,000,000  Maryland Industrial
                   Development Financing Auth.
                   Rev., Series 2005 A, (Our
                   Lady of Good Counsel High
                   School), 6.00%, 5/1/35                          $  1,022,160
--------------------------------------------------------------------------------
        1,250,000  Prince Georges County Rev.,
                   (Victoria Falls), 5.25%, 7/1/35                    1,259,663
--------------------------------------------------------------------------------
        1,224,000  Prince Georges County Rev.,
                   (Woodview Village Phase II -
                   Subdistrict), 7.00%, 7/1/32                        1,311,822
--------------------------------------------------------------------------------
        1,810,000  Prince Georges County Special
                   Obligation Rev., (National
                   Harbor), 5.20%, 7/1/34                             1,803,230
--------------------------------------------------------------------------------
                                                                      8,990,300

--------------------------------------------------------------------------------
MASSACHUSSETTS -- 1.0%

--------------------------------------------------------------------------------
        2,000,000  Massachusetts School Building
                   Auth. Rev., Series 2005 A,
                   5.00%, 8/15/30 (FSA)                               2,077,020
--------------------------------------------------------------------------------
MISSOURI -- 0.6%

--------------------------------------------------------------------------------
          860,000  Missouri Bottom
                   Transportation Development
                   District Hazelwood Rev.,
                   7.20%, 5/1/33                                        933,161
--------------------------------------------------------------------------------
          405,000  Missouri Housing Development
                   Commission Mortgage Rev.,
                   Series 1998 B2, (Single
                   Family), 6.40%, 9/1/29                               413,618
--------------------------------------------------------------------------------
                                                                      1,346,779

--------------------------------------------------------------------------------
NEVADA -- 11.0%

--------------------------------------------------------------------------------
        1,095,000  Clark County Improvement
                   District No. 121 Special
                   Assessment, (Southern
                   Highlands Area), 7.50%,
                   12/1/19                                            1,180,717
--------------------------------------------------------------------------------
        3,000,000  Clark County Improvement
                   District No. 142 Special
                   Assessment, 5.50%, 8/1/12                          3,096,029
--------------------------------------------------------------------------------
        2,405,000  Clark County Improvement
                   District No. 151 Special
                   Assessment, (Summerlin),
                   5.00%, 8/1/25                                      2,400,358
--------------------------------------------------------------------------------
          695,000  Clark County Improvement
                   Districts No. 108 & 124
                   Special Assessment, Series
                   2003 B, 5.25%, 2/1/12                                716,899
--------------------------------------------------------------------------------
          735,000  Clark County Improvement
                   Districts No. 108 & 124
                   Special Assessment, Series
                   2003 B, 5.375%, 2/1/13                               758,395
--------------------------------------------------------------------------------
          705,000  Clark County Improvement
                   Districts No. 108 & 124
                   Special Assessment, Series
                   2003 B, 5.40%, 2/1/14                                727,454
--------------------------------------------------------------------------------
        1,540,000  Henderson Local Improvement
                   District No. T-14 Special
                   Assessment, 5.25%, 3/1/13                          1,589,896
--------------------------------------------------------------------------------
        1,560,000  Henderson Local Improvement
                   District No. T-15 Special
                   Assessment, 6.10%, 3/1/24                          1,613,539
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
20

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------

       $1,000,000  Henderson Local Improvement
                   District No. T-16 Special
                   Assessment, (The Falls at Lake
                   Las Vegas), 5.00%, 3/1/20                       $    993,380
--------------------------------------------------------------------------------
          250,000  Henderson Local Improvement
                   District No. T-17 Special
                   Assessment, 5.00%, 9/1/18                            249,165
--------------------------------------------------------------------------------
        2,800,000  Henderson Local Improvement
                   District No. T-17 Special
                   Assessment, 5.00%, 9/1/25                          2,794,568
--------------------------------------------------------------------------------
        1,105,000  Henderson Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2002 B, 7.10%,
                   10/1/22                                            1,199,245
--------------------------------------------------------------------------------
          350,000  Henderson Redevelopment
                   Agency Tax Allocation Rev.,
                   Series 2002 B, 7.20%,
                   10/1/25                                              381,332
--------------------------------------------------------------------------------
        1,275,000  Las Vegas Improvement
                   District No. 607 Special
                   Assessment, 5.50%, 6/1/13                          1,321,168
--------------------------------------------------------------------------------
          490,000  Las Vegas Improvement
                   District No. 808-Summerlin
                   Area Special Assessment,
                   5.40%, 6/1/06                                        492,842
--------------------------------------------------------------------------------
          495,000  Las Vegas Improvement
                   District No. 808-Summerlin
                   Area Special Assessment,
                   5.70%, 6/1/08                                        511,766
--------------------------------------------------------------------------------
        1,155,000  North Las Vegas Improvement
                   District No. 60-Aliante Special
                   Assessment, 5.25%, 12/1/10                         1,199,006
--------------------------------------------------------------------------------
          490,000  North Las Vegas Improvement
                   District No. 60-Aliante Special
                   Assessment, 5.60%, 12/1/12                           508,860
--------------------------------------------------------------------------------
          745,000  Reno Special Assessment
                   District No. 4 Rev., (Somersett
                   Parkway), 5.20%, 12/1/10                             767,864
--------------------------------------------------------------------------------
          785,000  Reno Special Assessment
                   District No. 4 Rev., (Somersett
                   Parkway), 5.45%, 12/1/11                             809,186
--------------------------------------------------------------------------------
                                                                     23,311,669

--------------------------------------------------------------------------------
NEW JERSEY -- 6.0%
--------------------------------------------------------------------------------
        1,000,000  New Jersey Economic
                   Development Auth. COP, Series
                   1999 A, (Transportation
                   Sublease), 6.00%, 5/1/09,
                   Prerefunded at 100% of Par
                   (FSA)(1)                                           1,079,810
--------------------------------------------------------------------------------
        3,700,000  New Jersey Economic
                   Development Auth. Rev.,
                   Series 2005 A, (Cranes Mill),
                   5.10%, 6/1/27(4)                                   3,559,807
--------------------------------------------------------------------------------
        4,000,000  Tobacco Settlement Financing
                   Corp. Rev., 6.00%, 6/1/37                          4,120,200
--------------------------------------------------------------------------------
        3,835,000  Tobacco Settlement Financing
                   Corp. Rev., 6.125%, 6/1/42                         3,969,839
--------------------------------------------------------------------------------
                                                                     12,729,656

--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
NEW MEXICO -- 1.2%
--------------------------------------------------------------------------------
       $1,490,000  Cabezon Public Improvement
                   District Special Tax Rev.,
                   6.30%, 9/1/34                                   $  1,526,505
--------------------------------------------------------------------------------
        1,000,000  Ventana West Public
                   Improvement District Special
                   Levy Rev., 6.875%, 8/1/33                          1,056,640
--------------------------------------------------------------------------------
                                                                      2,583,145

--------------------------------------------------------------------------------
NEW YORK -- 0.9%
--------------------------------------------------------------------------------
        1,000,000  Onondaga County Industrial
                   Development Auth. Rev., (Air
                   Cargo), 7.25%, 1/1/32                              1,058,820
--------------------------------------------------------------------------------
        1,000,000  Westchester Tobacco Asset
                   Securitization Rev., 5.125%,
                   6/1/38                                               945,670
--------------------------------------------------------------------------------
                                                                      2,004,490

--------------------------------------------------------------------------------
NORTHERN MARIANA ISLANDS -- 1.0%
--------------------------------------------------------------------------------
        2,000,000  Northern Mariana Islands
                   Commonwealth GO, Series
                   2003 A, 6.75%, 10/1/33                             2,173,800
--------------------------------------------------------------------------------
OHIO -- 2.6%

--------------------------------------------------------------------------------
        1,160,000  Hebron Waterworks Rev.,
                   5.875%, 12/1/25                                    1,192,874
--------------------------------------------------------------------------------
          745,000  Hebron Waterworks Rev.,
                   6.125%, 12/1/29                                      776,029
--------------------------------------------------------------------------------
        1,800,000  Pinnacle Community
                   Infrastructure Financing
                   Facilities Auth. Rev., Series
                   2004 A, 6.25%, 12/1/36                             1,851,751
--------------------------------------------------------------------------------
          500,000  Plain Local School District GO,
                   5.50%, 12/1/19 (FGIC)                                545,110
--------------------------------------------------------------------------------
        1,100,000  Port of Greater Cincinnati
                   Development Auth. Special
                   Assessment, (Cooperative
                   Public Parking Infrastructure),
                   6.40%, 2/15/34                                     1,181,323
--------------------------------------------------------------------------------
                                                                      5,547,087

--------------------------------------------------------------------------------
OKLAHOMA -- 0.4%

--------------------------------------------------------------------------------
          750,000  Oklahoma City Industrial &
                   Cultural Facilities Trust Rev.,
                   6.75%, 1/1/23                                        775,118
--------------------------------------------------------------------------------
PENNSYLVANIA -- 3.2%

--------------------------------------------------------------------------------
        2,750,000  Allegheny County
                   Redevelopment Auth. Tax
                   Allocation, (Pittsburgh Mills),
                   5.10%, 7/1/14                                      2,820,016
--------------------------------------------------------------------------------
        1,000,000  Allegheny County
                   Redevelopment Auth. Tax
                   Allocation, (Pittsburgh Mills),
                   5.60%, 7/1/23                                      1,037,560
--------------------------------------------------------------------------------
        1,325,000  Chartiers Valley School District
                   GO, Series 2004 A, 5.00%,
                   10/15/20 (FSA/State Aid
                   Withholding)                                       1,401,280
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
21

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
       $1,000,000  Langhorne Manor Boro Higher
                   Education Auth. Rev.,
                   (Philadelphia Biblical
                   University), 5.50%, 4/1/25                      $    998,150
--------------------------------------------------------------------------------
          530,000  New Morgan Municipal Auth.
                   Office Rev., Series 1999 A,
                   (Commonwealth Office),
                   5.375%, 6/1/08                                       524,917
--------------------------------------------------------------------------------
                                                                      6,781,923

--------------------------------------------------------------------------------
RHODE ISLAND -- 0.3%
--------------------------------------------------------------------------------
          500,000  Cranston GO, 6.375%,
                   11/15/09, Prerefunded at
                   101% of Par (FGIC)(1)                                557,740
--------------------------------------------------------------------------------
TENNESSEE -- 2.4%

--------------------------------------------------------------------------------
        1,475,000  Chattanooga Health
                   Educational & Housing Facility
                   Board Rev., Series 2005 B,
                   (Campus Development
                   Foundation, Inc. Phase I LLC),
                   5.50%, 10/1/20                                     1,465,280
--------------------------------------------------------------------------------
        3,565,000  Chattanooga Health Educational
                   & Housing Facility Board Rev.,
                   Series 2005 B, (Campus
                   Development Foundation, Inc.
                   Phase I LLC), 6.00%, 10/1/35                       3,606,354
--------------------------------------------------------------------------------
                                                                      5,071,634

--------------------------------------------------------------------------------
TEXAS -- 2.0%

--------------------------------------------------------------------------------
          710,000  Abia Development Corp. Airport
                   Facilities Rev., (Aero Austin
                   L.P.), 6.75%, 1/1/11                                 714,998
--------------------------------------------------------------------------------
          400,000  Bexar County Health Facilities
                   Development Corp. Rev., (Army
                   Retirement Residence),
                   6.125%, 7/1/22                                       427,276
--------------------------------------------------------------------------------
        1,000,000  Bexar County Health Facilities
                   Development Corp. Rev., (Army
                   Retirement Residence), 6.30%,
                   7/1/32                                             1,064,250
--------------------------------------------------------------------------------
        2,000,000  Pearland Development Auth.
                   Rev., 5.50%, 9/1/28                                2,042,300
--------------------------------------------------------------------------------
                                                                      4,248,824

--------------------------------------------------------------------------------
UTAH -- 0.7%

--------------------------------------------------------------------------------
          175,000  Bountiful Hospital Rev., (South
                   Davis Community Hospital),
                   5.125%, 12/15/05                                     175,081
--------------------------------------------------------------------------------
        1,235,000  West Valley City Rev., Series

                   2001 A, 5.50%, 7/15/15 (MBIA)                      1,346,767
--------------------------------------------------------------------------------
                                                                      1,521,848

--------------------------------------------------------------------------------
VIRGINIA -- 0.9%

--------------------------------------------------------------------------------
        2,000,000  Tobacco Settlement Financing
                   Corp. Rev., 5.625%, 6/1/37                         2,005,840

--------------------------------------------------------------------------------
WASHINGTON -- 0.6%

--------------------------------------------------------------------------------
          860,000  Cowlitz County Kelso School
                   District No. 458 GO, 5.75%,
                   12/1/18 (FSA)                                        950,352
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
       $  250,000  Port of Seattle Rev., Series
                   2000 B, 6.00%, 2/1/15
                   (MBIA)                                          $    280,800
--------------------------------------------------------------------------------
                                                                      1,231,152

--------------------------------------------------------------------------------
WISCONSIN -- 0.9%

--------------------------------------------------------------------------------
        2,000,000  Wisconsin State Health &
                   Educational Facilities Auth.
                   Rev., Series 2004 A,
                   (Southwest Health Center),
                   6.25%, 4/1/34                                      2,025,680
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $197,600,290)                                                 203,585,282
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES -- 5.2%

ARIZONA -- 0.5%

--------------------------------------------------------------------------------
          950,000  Pima County Industrial
                   Development Auth. Lease Rev.,
                   VRDN, 3.18%, 12/1/05
                   (SBBPA: Societe Generale)                            950,000
--------------------------------------------------------------------------------
MICHIGAN -- 2.0%

--------------------------------------------------------------------------------
        4,300,000  Detroit Rev., Series 2003 B,
                   VRDN, 3.00%, 12/1/05 (FSA)(4)                      4,300,000
--------------------------------------------------------------------------------
OHIO -- 1.7%

--------------------------------------------------------------------------------
        3,675,000  Trumbull County Rev.,
                   (Shepherd Valley), VRDN,
                   3.06%, 12/1/05 (RADIAN)
                   (SBBPA: Fleet National Bank)(4)                    3,675,000
--------------------------------------------------------------------------------
PENNSYLVANIA -- 1.0%

--------------------------------------------------------------------------------
        2,110,000  Delaware County Industrial
                   Development Auth. Rev.,
                   (Exelon), VRDN, 3.06%,
                   12/1/05 (LOC: Wachovia Bank
                   N.A.)                                              2,110,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES
(Cost $11,035,000)                                                   11,035,000
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS(5)

           27,000  Federated Tax-Free Obligation
                   Fund

(Cost $27,000)                                                           27,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.1%
(Cost $208,662,290)                                                 214,647,282
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (1.1)%                                                (2,377,972)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $212,269,310
================================================================================

See Notes to Financial Statements.                                  (continued)

------
22

High-Yield Municipal - Schedule of Investments

NOVEMBER 30, 2005 (UNAUDITED)

FUTURES CONTRACTS*
                             Expiration        Underlying Face       Unrealized
      Contracts Sold            Date           Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
     40  U.S. Long Bond      March 2006           $4,481,250            $8,347
                                              ==================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective November 30, 2005.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) When-issued security.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at November 30, 2005 was
    $1,752,873, which represented 0.8% of total net assets.

(4) Security, or a portion thereof, has been segregated for a futures contract and/or when-issued security.

(5) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
23

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.
If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
24

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      6/1/05 -        EXPENSE
                        6/1/05         11/30/05         11/30/05        RATIO*
--------------------------------------------------------------------------------
ARIZONA MUNICIPAL BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,004.20         $2.46           0.49%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,002.90         $3.72           0.74%
--------------------------------------------------------------------------------
B Class                 $1,000           $999.30         $7.47           1.49%
--------------------------------------------------------------------------------
C Class                 $1,000           $999.10         $7.47           1.49%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.61         $2.48           0.49%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,021.36         $3.75           0.74%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,017.60         $7.54           1.49%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.60         $7.54           1.49%
--------------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,003.40         $2.46           0.49%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,002.10         $3.71           0.74%
--------------------------------------------------------------------------------
B Class                 $1,000           $998.30         $7.46           1.49%
--------------------------------------------------------------------------------
C Class                 $1,000           $998.40         $7.46           1.49%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.61         $2.48           0.49%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,021.36         $3.75           0.74%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,017.60         $7.54           1.49%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.60         $7.54           1.49%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------
25

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      6/1/05 -        EXPENSE
                        6/1/05         11/30/05         11/30/05        RATIO*
--------------------------------------------------------------------------------
HIGH-YIELD MUNICIPAL SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,020.60         $3.14           0.62%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,019.30         $4.40           0.87%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,015.50         $8.19           1.62%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,015.40         $8.18           1.62%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,021.96         $3.14           0.62%
--------------------------------------------------------------------------------
A Class                 $1,000         $1,020.71         $4.41           0.87%
--------------------------------------------------------------------------------
B Class                 $1,000         $1,016.95         $8.19           1.62%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,016.95         $8.19           1.62%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
26

Statement of Assets and Liabilities

NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                      ARIZONA         FLORIDA
                                     MUNICIPAL       MUNICIPAL      HIGH-YIELD
                                        BOND            BOND         MUNICIPAL
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $56,170,193, $44,204,199,
and $208,662,290, respectively)     $58,017,997     $45,803,331    $214,647,282
----------------------------------
Cash                                     65,856              --          51,564
----------------------------------
Receivable for investments sold         758,499       1,850,974              --
----------------------------------
Receivable for capital shares sold        3,829           1,678         886,848
----------------------------------
Receivable for variation
margin on futures contracts                 245           2,008           6,695
----------------------------------
Unrealized appreciation
on swap agreements                        1,944           1,944              --
----------------------------------
Interest receivable                   1,016,491         540,725       3,296,933
--------------------------------------------------------------------------------
                                     59,864,861      48,200,660     218,889,322
--------------------------------------------------------------------------------
LIABILITIES

--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                       --          85,454              --
----------------------------------
Payable for
investments purchased                 1,075,213              --       6,216,082
----------------------------------
Payable for capital
shares redeemed                              --              --          20,430
----------------------------------
Accrued management fees                  23,380          19,500         104,989
----------------------------------
Distribution fees payable                   418           1,152          16,692
----------------------------------
Service fees (and distribution
fees -- A Class) payable                    984             728          27,636
----------------------------------
Dividends payable                        39,947          45,873         234,183
--------------------------------------------------------------------------------
                                      1,139,942         152,707       6,620,012
--------------------------------------------------------------------------------
NET ASSETS                          $58,724,919     $48,047,953    $212,269,310
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                     $56,832,538     $46,779,768    $208,791,027
----------------------------------
Accumulated undistributed
net realized gain (loss) on
investment transactions                  42,633        (332,891)     (2,515,056)
----------------------------------
Net unrealized appreciation
on investments                        1,849,748       1,601,076       5,993,339
--------------------------------------------------------------------------------
                                    $58,724,919     $48,047,953    $212,269,310
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                          $53,948,895     $44,540,498     $73,728,411
----------------------------------
Shares outstanding                    5,000,627       4,185,186       7,047,887
----------------------------------
Net asset value per share                $10.79          $10.64          $10.46
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                           $4,135,570      $1,641,986    $110,493,767
----------------------------------
Shares outstanding                      383,334         154,287      10,562,384
----------------------------------
Net asset value per share                $10.79          $10.64          $10.46
----------------------------------
Maximum offering price (net
asset value divided by 0.955)            $11.30          $11.14          $10.95
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                               $2,524         $29,271      $4,168,232
----------------------------------
Shares outstanding                          234           2,750         398,452
----------------------------------
Net asset value per share                $10.79          $10.64          $10.46
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                             $637,930      $1,836,198     $23,878,900
----------------------------------
Shares outstanding                       59,131         172,536       2,282,643
----------------------------------
Net asset value per share                $10.79          $10.64          $10.46
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
27

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                      ARIZONA         FLORIDA
                                     MUNICIPAL       MUNICIPAL      HIGH-YIELD
                                        BOND            BOND         MUNICIPAL
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------
Interest                             $1,087,394      $1,104,147      $5,130,253
--------------------------------------------------------------------------------
EXPENSES:
----------------------------------
Management fees                         142,579         124,074         581,201
----------------------------------
Distribution Fees:
----------------------------------
  B Class                                     9             104          14,398
----------------------------------
  C Class                                 2,654           6,620          77,097
----------------------------------
Service Fees:

---------------------------------
  B Class                                     3              35           4,800
----------------------------------
  C Class                                   885           2,207          25,699
----------------------------------
Service and distribution
fees -- A Class                           5,076           2,335         120,174
----------------------------------
Trustees' fees and expenses               1,891           1,669           5,870
----------------------------------
Other expenses                               92              49             709
--------------------------------------------------------------------------------
                                        153,189         137,093         829,948
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                   934,205         967,054       4,300,305
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on
investment transactions                  57,887         167,993         110,700
----------------------------------
Change in net unrealized
appreciation (depreciation)
on investments                         (744,873)       (981,732)       (867,203)
--------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)                 (686,986)       (813,739)       (756,503)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS                      $  247,219      $  153,315      $3,543,802
================================================================================

See Notes to Financial Statements.

------
28

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MAY 31, 2005
----------------------------------------------------------------------------------------------------
                                          ARIZONA MUNICIPAL BOND          FLORIDA MUNICIPAL BOND
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS      NOV. 30, 2005   MAY 31, 2005    NOV. 30, 2005   MAY 31, 2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                   $   934,205    $ 2,278,480      $   967,054    $  2,157,343
---------------------------------
Net realized gain (loss)                     57,887         99,571          167,993        (205,313)
---------------------------------
Change in net unrealized
appreciation (depreciation)                (744,873)       603,330         (981,732)        977,499
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets
resulting from operations                   247,219      2,981,381          153,315       2,929,529
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income
---------------------------------
  Investor Class                         (1,063,738)    (2,147,979)        (908,025)     (2,068,408)
---------------------------------
  A Class                                   (75,165)      (118,487)         (33,595)        (50,159)
---------------------------------
  B Class                                       (38)           (72)            (389)           (423)
---------------------------------
  C Class                                   (10,431)       (11,942)         (25,045)        (38,353)
---------------------------------
From net realized gains
---------------------------------
  Investor Class                                 --        (12,600)              --              --
---------------------------------
  A Class                                        --           (792)              --              --
---------------------------------
  B Class                                        --             (1)              --              --
---------------------------------
  C Class                                        --           (102)              --              --
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                       (1,149,372)    (2,291,975)        (967,054)     (2,157,343)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                        1,432,530     (4,235,455)      (4,541,352)    (12,320,526)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                               530,377     (3,546,049)      (5,355,091)    (11,548,340)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                      58,194,542     61,740,591       53,403,044      64,951,384
----------------------------------------------------------------------------------------------------
End of period                           $58,724,919    $58,194,542      $48,047,953    $ 53,403,044
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------
29

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED) AND YEAR ENDED MAY 31, 2005
--------------------------------------------------------------------------------
                                                       HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                 NOV. 30, 2005    MAY 31, 2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $  4,300,305    $  5,964,223
------------------------------------------
Net realized gain (loss)                                110,700         190,926
------------------------------------------
Change in net unrealized
appreciation (depreciation)                            (867,203)      5,362,877
--------------------------------------------------------------------------------
Net increase (decrease) in
net assets resulting from operations                  3,543,802      11,518,026
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income
------------------------------------------
  Investor Class                                     (1,642,688)     (2,901,842)
------------------------------------------
  A Class                                            (2,204,195)     (2,459,571)
------------------------------------------
  B Class                                               (73,344)       (121,581)
------------------------------------------
  C Class                                              (391,137)       (481,229)
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (4,311,364)     (5,964,223)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      50,397,715      58,412,524
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                49,630,153      63,966,327

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 162,639,157      98,672,830
--------------------------------------------------------------------------------
End of period                                      $212,269,310    $162,639,157
================================================================================
Undistributed net investment income                          --         $11,059
================================================================================

------
30

Notes to Financial Statements

NOVEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Arizona Municipal Bond Fund (Arizona Municipal Bond),
Florida Municipal Bond Fund (Florida Municipal Bond) and High-Yield Municipal
Fund (High-Yield Municipal) (collectively, the funds) are three funds in a series issued by the trust. The funds are non-diversified under the 1940 Act.
Arizona Municipal Bond's investment objective is to seek safety of principal and high current income that is exempt from federal income tax and taxes imposed by the state of Arizona. Florida Municipal Bond's investment objective is to seek safety of principal and high current income that is exempt from federal income tax and taxes imposed by the state of Florida. Arizona Municipal Bond and
Florida Municipal Bond invest primarily in Arizona and Florida municipal obligations, respectively. High-Yield Municipal's investment objective is to seek high current income that is exempt from federal income taxes. Capital appreciation is a secondary objective. High-Yield Municipal invests primarily in long-term and intermediate-term municipal obligations. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements.
All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

                                                                    (continued)

------
31

Notes to Financial Statements

NOVEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation (depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.1625% to 0.2800% for Arizona Municipal Bond and Florida
Municipal Bond, and from 0.2925% to 0.4100% for High-Yield Municipal. The rates for the Complex Fee range from 0.2500% to 0.3100%. For the six months ended
November 30, 2005, the effective annual management fee for the Investor Class, A
Class, B Class and C Class of Arizona Municipal Bond, Florida Municipal Bond and
High-Yield Municipal were 0.48%, 0.48% and 0.61%, respectively.

                                                                    (continued)

------
32

NOVEMBER 30, 2005 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                                         B & C
--------------------------------------------------------------------------------
Distribution Fee                                                         0.75%
--------------------------------------------------------------------------------
Service Fee                                                              0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the six months ended November 30, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended November 30, 2005, were as follows:

--------------------------------------------------------------------------------
                                ARIZONA            FLORIDA          HIGH-YIELD
                            MUNICIPAL BOND     MUNICIPAL BOND        MUNICIPAL
--------------------------------------------------------------------------------
Purchases                    $14,822,578         $9,083,313         $55,494,998
--------------------------------------------------------------------------------
Proceeds from sales          $18,121,369        $15,616,553          $8,130,212
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                            ARIZONA MUNICIPAL BOND      FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------
                             SHARES        AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
NOVEMBER 30, 2005
------------------------
Sold                         370,330    $ 4,022,182      220,024    $ 2,369,190
------------------------
Issued in reinvestment
of distributions              77,594        844,107       61,177        656,708
------------------------
Redeemed                    (303,164)    (3,291,165)    (669,301)    (7,181,384)
--------------------------------------------------------------------------------
Net increase (decrease)      144,760    $ 1,575,124     (388,100)   $(4,155,486)
================================================================================
YEAR ENDED MAY 31, 2005
------------------------
Sold                         497,128   $  5,453,127      606,561   $  6,566,886
------------------------
Issued in reinvestment
of distributions             154,557      1,693,720      120,932      1,308,172
------------------------
Redeemed                  (1,354,587)   (14,829,390)  (2,066,559)   (22,321,798)
--------------------------------------------------------------------------------
Net increase (decrease)     (702,902)  $ (7,682,543)  (1,339,066)  $(14,446,740)
================================================================================

                                                                    (continued)

------
33

Notes to Financial Statements

NOVEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                            ARIZONA MUNICIPAL BOND      FLORIDA MUNICIPAL BOND
--------------------------------------------------------------------------------
                             SHARES        AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------
A CLASS

--------------------------------------------------------------------------------
SIX MONTHS ENDED
NOVEMBER 30, 2005

------------------------
Sold                          30,712      $ 334,011       32,037      $ 344,708
------------------------
Issued in reinvestment
of distributions               3,438         37,452        2,080         22,328
------------------------
Redeemed                     (40,590)      (444,395)     (74,530)      (800,797)
--------------------------------------------------------------------------------
Net increase (decrease)       (6,440)     $ (72,932)     (40,413)     $(433,761)
================================================================================
YEAR ENDED MAY 31, 2005
------------------------
Sold                         372,585    $ 4,093,428      195,189     $2,118,110
------------------------
Issued in reinvestment
of distributions               9,356        102,522        3,574         38,654
------------------------
Redeemed                    (132,782)    (1,455,838)     (75,286)      (817,082)
--------------------------------------------------------------------------------
Net increase (decrease)      249,159    $ 2,740,112      123,477     $1,339,682
================================================================================
B CLASS

--------------------------------------------------------------------------------
SIX MONTHS ENDED
NOVEMBER 30, 2005
------------------------
Sold                               6           $ 70          923        $ 9,998
------------------------
Issued in reinvestment
of distributions                   4             38           36            389
------------------------
Redeemed                          (6)           (69)          (2)           (20)
--------------------------------------------------------------------------------
Net increase (decrease)            4           $ 39          957        $10,367
================================================================================
YEAR ENDED MAY 31, 2005
------------------------
Sold                              --             --        1,294       $ 13,963
------------------------
Issued in reinvestment
of distributions                   6            $72           29            316
------------------------
Redeemed                          --             --       (1,152)       (12,511)
--------------------------------------------------------------------------------
Net increase (decrease)            6            $72          171       $  1,768
================================================================================
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
NOVEMBER 30, 2005

------------------------
Sold                           6,493      $  70,652       18,269      $ 196,389
------------------------
Issued in reinvestment
of distributions                 208          2,267          389          4,179
------------------------
Redeemed                     (13,169)      (142,620)     (15,080)      (163,040)
--------------------------------------------------------------------------------
Net increase (decrease)       (6,468)     $ (69,701)       3,578      $  37,528
================================================================================
YEAR ENDED MAY 31, 2005
------------------------
Sold                          64,215       $704,230      119,292     $1,291,031
------------------------
Issued in reinvestment
of distributions                 244          2,674          667          7,218
------------------------
Redeemed                          --             --      (47,607)      (513,485)
--------------------------------------------------------------------------------
Net increase (decrease)       64,459       $706,904       72,352     $  784,764
================================================================================

                                                                    (continued)

------
34

Notes to Financial Statements

NOVEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                        HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
                                                        SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2005
-----------------------------------------
Sold                                                  1,562,125     $16,410,562
----------------------------------------
Issued in reinvestment of distributions                  94,246         990,112
----------------------------------------
Redeemed                                               (605,251)     (6,359,528)
--------------------------------------------------------------------------------
Net increase (decrease)                               1,051,120     $11,041,146
================================================================================
YEAR ENDED MAY 31, 2005
----------------------------------------
Sold                                                  1,643,141    $ 16,916,130
----------------------------------------
Issued in reinvestment of distributions                 166,485       1,714,843
----------------------------------------
Redeemed                                             (1,225,232)    (12,610,602)
--------------------------------------------------------------------------------
Net increase (decrease)                                 584,394    $  6,020,371
================================================================================
A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2005
----------------------------------------
Sold                                                  3,575,590     $37,569,659
----------------------------------------
Issued in reinvestment of distributions                 174,908       1,837,357
----------------------------------------
Redeemed                                               (729,088)     (7,658,627)
--------------------------------------------------------------------------------
Net increase (decrease)                               3,021,410     $31,748,389
================================================================================
YEAR ENDED MAY 31, 2005
----------------------------------------
Sold                                                  5,239,532    $ 54,036,738
----------------------------------------
Issued in reinvestment of distributions                 197,779       2,042,149
----------------------------------------
Redeemed                                             (1,216,527)    (12,559,763)
--------------------------------------------------------------------------------
Net increase (decrease)                               4,220,784    $ 43,519,124
================================================================================
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2005
----------------------------------------
Sold                                                     66,301       $ 696,216
----------------------------------------
Issued in reinvestment of distributions                   2,276          23,901
----------------------------------------
Redeemed                                                (10,557)       (110,563)
--------------------------------------------------------------------------------
Net increase (decrease)                                  58,020       $ 609,554
================================================================================
YEAR ENDED MAY 31, 2005
----------------------------------------
Sold                                                    127,879      $1,316,273
----------------------------------------
Issued in reinvestment of distributions                   3,482          35,901
----------------------------------------
Redeemed                                                (44,038)       (455,285)
--------------------------------------------------------------------------------
Net increase (decrease)                                  87,323      $  896,889
================================================================================

                                                                    (continued)

------
35

Notes to Financial Statements

NOVEMBER 30, 2005 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                        HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
                                                        SHARES        AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED NOVEMBER 30, 2005
----------------------------------------
Sold                                                    764,610     $ 8,031,900
----------------------------------------
Issued in reinvestment of distributions                  12,573         132,065
----------------------------------------
Redeemed                                               (110,977)     (1,165,339)
--------------------------------------------------------------------------------
Net increase (decrease)                                 666,206     $ 6,998,626
================================================================================
YEAR ENDED MAY 31, 2005
----------------------------------------
Sold                                                    893,109     $ 9,203,406
----------------------------------------
Issued in reinvestment of distributions                  12,105         125,038
----------------------------------------
Redeemed                                               (131,081)     (1,352,304)
--------------------------------------------------------------------------------
Net increase (decrease)                                 774,133     $ 7,976,140
================================================================================

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc. (ACGIM), have a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed to $500,000,000 effective
December 14, 2005. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended November 30, 2005.

6. RISK FACTORS

Arizona Municipal Bond and Florida Municipal Bond concentrate their investments in a single state and therefore may have more exposure to credit risk related to the states of Arizona and Florida, respectively, than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

High-Yield Municipal may concentrate its investments in certain states and therefore may have more exposure to credit risk related to those states than a fund with a broader geographical diversification. High-Yield Municipal invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

                                                                    (continued)

------
36

Notes to Financial Statements

NOVEMBER 30, 2005 (UNAUDITED)

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. Certain distributions have been recharacterized between income, realized gain and capital for federal income tax purposes.

As of November 30, 2005, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                      ARIZONA         FLORIDA
                                     MUNICIPAL       MUNICIPAL     HIGH-YIELD
                                        BOND            BOND        MUNICIPAL
--------------------------------------------------------------------------------
Federal tax cost
of investments                      $56,170,193     $44,204,199    $208,662,290
================================================================================
Gross tax appreciation
of investments                       $1,979,822      $1,634,384      $6,343,085
------------------------------
Gross tax depreciation
of investments                         (132,018)        (35,252)       (358,093)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments        $1,847,804      $1,599,132      $5,984,992
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Following are the capital loss carryovers and capital loss deferral amounts as of May 31, 2005:

--------------------------------------------------------------------------------
                                      ARIZONA         FLORIDA
                                     MUNICIPAL       MUNICIPAL     HIGH-YIELD
                                        BOND            BOND        MUNICIPAL
--------------------------------------------------------------------------------
Accumulated capital losses               --         $(506,351)     $(2,656,716)
--------------------------------------------------------------------------------
Capital loss deferral                    --          $(20,323)               --
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

----------------------------------------------------------------------------------------------------
                          2008         2009           2010          2011       2012          2013
----------------------------------------------------------------------------------------------------
Florida Municipal             --             --            --        --     $(144,485)    $(361,866)
----------------------------------------------------------------------------------------------------
High-Yield Municipal   $(396,804)   $(1,090,034)    $(323,643)       --     $(145,918)    $(700,317)
----------------------------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the seven-month period ended May 31, 2005. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
37

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2005(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.96      $10.83      $11.40      $10.89      $10.69      $10.12
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income           0.18(2)     0.42        0.41        0.41        0.44        0.48
---------------------------
  Net Realized and
  Unrealized Gain (Loss)         (0.13)       0.13       (0.53)       0.59        0.27        0.57
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.05        0.55       (0.12)       1.00        0.71        1.05
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (0.22)      (0.42)      (0.41)      (0.41)      (0.44)      (0.48)
---------------------------
  From Net Realized Gains           --        --(3)      (0.04)      (0.08)      (0.07)         --
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.22)      (0.42)      (0.45)      (0.49)      (0.51)      (0.48)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.79      $10.96      $10.83      $11.40      $10.89      $10.69
====================================================================================================
  TOTAL RETURN(4)                 0.42%       5.21%      (1.06)%      9.36%       6.74%      10.57%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets          0.49%(5)       0.50%       0.51%       0.51%       0.51%       0.51%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                     3.22%(5)       3.86%       3.70%       3.70%       4.04%       4.57%
---------------------------
Portfolio Turnover Rate             29%         48%         26%         50%         77%        104%
---------------------------
Net Assets, End of Period
(in thousands)                  $53,949     $53,203     $60,203     $75,787     $66,327     $50,309
----------------------------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount is less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
38

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            A CLASS
--------------------------------------------------------------------------------
                                                2005(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $10.96      $10.83      $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income                           0.16(3)     0.40        0.10
------------------------------------------
  Net Realized and Unrealized Gain (Loss)        (0.13)       0.13       (0.42)
--------------------------------------------------------------------------------
  Total From Investment Operations                0.03        0.53       (0.32)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                     (0.20)      (0.40)      (0.10)
------------------------------------------
  From Net Realized Gains                           --        --(4)         --
--------------------------------------------------------------------------------
  Total Distributions                            (0.20)      (0.40)      (0.10)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $10.79      $10.96      $10.83
================================================================================
  TOTAL RETURN(5)                                 0.29%       4.94%      (2.87)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          0.74%(6)       0.75%    0.76%(6)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          2.97%(6)       3.61%    3.63%(6)
------------------------------------------
Portfolio Turnover Rate                             29%         48%      26%(7)
------------------------------------------
Net Assets, End of Period (in thousands)         $4,136      $4,271      $1,523
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) February 27, 2004 (commencement of sale) through May 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
39

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            B CLASS
--------------------------------------------------------------------------------
                                                2005(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $10.96      $10.83      $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income                           0.12(3)     0.32        0.08
------------------------------------------
  Net Realized and Unrealized Gain (Loss)        (0.13)       0.13       (0.42)
--------------------------------------------------------------------------------
  Total From Investment Operations               (0.01)       0.45       (0.34)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                     (0.16)      (0.32)      (0.08)
------------------------------------------
  From Net Realized Gains                          --         --(4)         --
--------------------------------------------------------------------------------
  Total Distributions                            (0.16)      (0.32)      (0.08)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $10.79      $10.96      $10.83
================================================================================
  TOTAL RETURN(5)                                (0.07)%      4.19%      (3.06)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.49%(6)       1.50%    1.51%(6)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          2.22%(6)       2.86%    2.88%(6)
------------------------------------------
Portfolio Turnover Rate                             29%         48%      26%(7)
------------------------------------------
Net Assets, End of Period (in thousands)             $3          $3          $2
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) February 27, 2004 (commencement of sale) through May 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
40

Arizona Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            C CLASS
--------------------------------------------------------------------------------
                                                2005(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $10.96      $10.83      $11.25
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income                           0.12(3)     0.31        0.08
------------------------------------------
  Net Realized and Unrealized Gain (Loss)        (0.13)       0.13       (0.42)
--------------------------------------------------------------------------------
  Total From Investment Operations               (0.01)       0.44       (0.34)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                     (0.16)      (0.31)      (0.08)
------------------------------------------
  From Net Realized Gains                           --        --(4)         --
--------------------------------------------------------------------------------
  Total Distributions                            (0.16)      (0.31)      (0.08)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $10.79      $10.96      $10.83
================================================================================
  TOTAL RETURN(5)                                (0.09)%      4.15%      (3.06)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.49%(6)       1.50%    1.51%(6)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          2.22%(6)       2.86%    2.88%(6)
------------------------------------------
Portfolio Turnover Rate                             29%         48%      26%(7)
------------------------------------------
Net Assets, End of Period (in thousands)           $638        $719         $12
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) February 27, 2004 (commencement of sale) through May 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
41

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2005(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.81      $10.68      $11.29      $10.73      $10.67      $10.08
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income           0.21        0.39        0.42        0.42        0.44        0.47
----------------------------
  Net Realized and
  Unrealized Gain (Loss)         (0.17)       0.13       (0.56)       0.62        0.19        0.59
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.04        0.52       (0.14)       1.04        0.63        1.06
----------------------------------------------------------------------------------------------------
Distributions
----------------------------
  From Net
  Investment Income              (0.21)      (0.39)      (0.42)      (0.42)      (0.44)      (0.47)
----------------------------
  From Net Realized Gains           --          --       (0.05)      (0.06)      (0.13)         --
----------------------------------------------------------------------------------------------------
  Total Distributions            (0.21)      (0.39)      (0.47)      (0.48)      (0.57)      (0.47)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.64      $10.81      $10.68      $11.29      $10.73      $10.67
====================================================================================================
  TOTAL RETURN(2)                 0.34%       4.88%      (1.30)%      9.90%       5.98%      10.70%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets          0.49%(3)       0.50%       0.51%       0.51%       0.51%       0.51%
----------------------------
Ratio of Net Investment
Income to Average
Net Assets                     3.84%(3)       3.56%       3.82%       3.78%       4.03%       4.49%
----------------------------
Portfolio Turnover Rate             19%         44%         59%         45%         75%        138%
----------------------------
Net Assets, End of Period
(in thousands)                  $44,540     $49,451     $63,142     $70,078     $54,565     $53,860
----------------------------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
42

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           A CLASS
--------------------------------------------------------------------------------
                                                2005(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $10.81      $10.68      $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income                           0.19        0.36        0.09
------------------------------------------
  Net Realized and Unrealized Gain (Loss)        (0.17)       0.13       (0.43)
--------------------------------------------------------------------------------
  Total From Investment Operations                0.02        0.49       (0.34)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                     (0.19)      (0.36)      (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $10.64      $10.81      $10.68
================================================================================
  TOTAL RETURN(3)                                 0.21%       4.62%      (3.10)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          0.74%(4)       0.75%    0.76%(4)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          3.59%(4)       3.31%    3.34%(4)
------------------------------------------
Portfolio Turnover Rate                             19%         44%      59%(5)
------------------------------------------
Net Assets, End of Period (in thousands)         $1,642      $2,105        $761
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) February 27, 2004 (commencement of sale) through May 31, 2004.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
43

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            B CLASS
--------------------------------------------------------------------------------
                                                2005(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $10.81      $10.68      $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income                           0.15        0.28        0.07
------------------------------------------
  Net Realized and Unrealized Gain (Loss)        (0.17)       0.13       (0.43)
--------------------------------------------------------------------------------
  Total From Investment Operations               (0.02)       0.41       (0.36)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                     (0.15)      (0.28)      (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $10.64      $10.81      $10.68
================================================================================
  TOTAL RETURN(3)                                (0.17)%      3.83%      (3.28)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.49%(4)       1.50%    1.51%(4)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          2.84%(4)       2.56%    2.59%(4)
------------------------------------------
Portfolio Turnover Rate                             19%         44%      59%(5)
------------------------------------------
Net Assets, End of Period (in thousands)            $29         $19         $17
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) February 27, 2004 (commencement of sale) through May 31, 2004.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
44

Florida Municipal Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                            C CLASS
--------------------------------------------------------------------------------
                                                2005(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $10.81      $10.68      $11.11
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income                           0.15        0.28        0.07
------------------------------------------
  Net Realized and Unrealized Gain (Loss)        (0.17)       0.13       (0.43)
--------------------------------------------------------------------------------
  Total From Investment Operations               (0.02)       0.41       (0.36)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                     (0.15)      (0.28)      (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $10.64      $10.81      $10.68
================================================================================
  TOTAL RETURN(3)                                (0.16)%      3.84%      (3.28)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.49%(4)       1.50%    1.51%(4)
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          2.84%(4)       2.56%    2.59%(4)
------------------------------------------
Portfolio Turnover Rate                             19%         44%      59%(5)
------------------------------------------
Net Assets, End of Period (in thousands)         $1,836      $1,827      $1,032
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) February 27, 2004 (commencement of sale) through May 31, 2004.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2004.

See Notes to Financial Statements.

------
45

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                2005(1)      2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $10.50      $10.04      $10.25       $9.87       $9.62       $9.32
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income           0.25        0.51        0.52        0.53        0.53        0.53
---------------------------
  Net Realized and
  Unrealized Gain (Loss)         (0.04)       0.46       (0.21)       0.38        0.25        0.30
----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.21        0.97        0.31        0.91        0.78        0.83
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income              (0.25)      (0.51)      (0.52)      (0.53)      (0.53)      (0.53)
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $10.46      $10.50      $10.04      $10.25       $9.87       $9.62
====================================================================================================
  TOTAL RETURN(2)                 2.06%       9.84%       3.07%       9.40%       8.25%       9.13%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets          0.62%(3)       0.63%       0.64%       0.64%       0.64%       0.64%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                     4.82%(3)       4.92%       5.06%       5.22%       5.39%       5.59%
---------------------------
Portfolio Turnover Rate              4%         30%         27%         43%         28%         50%
---------------------------
Net Assets, End of Period
(in thousands)                  $73,728     $62,945     $54,340     $53,621     $36,162     $29,342
----------------------------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
46

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                       A CLASS
--------------------------------------------------------------------------------
                                       2005(1)     2005       2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $10.50     $10.04     $10.25     $10.06
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income                  0.24       0.48       0.49       0.17
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           (0.04)      0.46      (0.21)      0.19
--------------------------------------------------------------------------------
  Total From Investment Operations       0.20       0.94       0.28       0.36
--------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.24)     (0.48)     (0.49)     (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period         $10.46     $10.50     $10.04     $10.25
================================================================================
  TOTAL RETURN(3)                        1.93%      9.56%      2.81%      3.57%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.87%(4)      0.88%      0.89%   0.88%(4)
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                 4.57%(4)      4.67%      4.81%   5.03%(4)
----------------------------------
Portfolio Turnover Rate                     4%        30%        27%     43%(5)
----------------------------------
Net Assets, End of Period
(in thousands)                        $110,494    $79,154    $33,335     $2,117
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through May 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
47

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                       B CLASS
--------------------------------------------------------------------------------
                                       2005(1)     2005       2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $10.50     $10.04     $10.25     $10.06
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income                  0.20       0.40       0.42       0.15
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           (0.04)      0.46      (0.21)      0.19
--------------------------------------------------------------------------------
  Total From Investment Operations       0.16       0.86       0.21       0.34
--------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.20)     (0.40)     (0.42)     (0.15)
--------------------------------------------------------------------------------
Net Asset Value, End of Period         $10.46     $10.50     $10.04     $10.25
================================================================================
  TOTAL RETURN(3)                        1.55%      8.75%      2.05%      3.44%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.62%(4)      1.63%      1.64%   1.63%(4)
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                 3.82%(4)      3.92%      4.06%   4.35%(4)
----------------------------------
Portfolio Turnover Rate                     4%        30%        27%     43%(5)
----------------------------------
Net Assets, End of Period
(in thousands)                          $4,168     $3,573     $2,541       $708
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) January 31, 2003 (commencement of sale) through May 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
48

High-Yield Municipal - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                       C CLASS
--------------------------------------------------------------------------------
                                       2005(1)     2005       2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $10.50     $10.04     $10.25     $10.03
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income                  0.20       0.40       0.43       0.39
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           (0.04)      0.46      (0.21)      0.22
--------------------------------------------------------------------------------
  Total From Investment Operations       0.16       0.86       0.22       0.61
--------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.20)     (0.40)     (0.43)     (0.39)
--------------------------------------------------------------------------------
Net Asset Value, End of Period         $10.46     $10.50     $10.04     $10.25
================================================================================
  TOTAL RETURN(3)                        1.54%      8.74%      2.20%      6.15%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.62%(4)      1.63%      1.54%   1.39%(4)
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                 3.82%(4)      3.92%      4.16%   4.55%(4)
----------------------------------
Portfolio Turnover Rate                     4%        30%        27%     43%(5)
----------------------------------
Net Assets, End of Period
(in thousands)                         $23,879    $16,967     $8,457     $1,454
--------------------------------------------------------------------------------

(1) Six months ended November 30, 2005 (unaudited).

(2) July 24, 2002 (commencement of sale) through May 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include any applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended May 31, 2003.

See Notes to Financial Statements.

------
49

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class, A
Class, B Class and C Class. The total expense ratios of A Class, B Class and C
Class shares are higher than that of Investor Class shares. The funds are available for purchase only through financial intermediaries by investors who seek advice from them. The funds are closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. The unified management fee for A Class shares is the same as for Investor Class shares. A Class shares also are subject to a 0.25%
annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
50

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising  the voting rights associated with the securities purchased and/or held by  the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on
American Century's Web site  at americancentury.com and on the Securities and
Exchange Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
51

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that are investment-grade and have maturities between two and four years.

The LEHMAN BROTHERS 10-YEAR MUNICIPAL INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that are investment-grade and have maturities between eight and twelve years.

The LEHMAN BROTHERS NON-INVESTMENT GRADE MUNICIPAL BOND INDEX is composed of non-investment grade U.S. municipal securities with a remaining maturity of one year or more.

------
52

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUNICIPAL TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0601                     (c)2006 American Century Proprietary Holdings, Inc.
SH-SAN-47303N            All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUNICIPAL TRUST

         /s/ William M. Lyons
By:      -------------------------------------
         Name:  William M. Lyons
         Title: President

Date:    January 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ William M. Lyons
By:      -----------------------------------------
         Name:  William M. Lyons
         Title: President
                (principal executive officer)

Date:    January 27, 2006

         /s/ Maryanne L. Roepke
By:      -----------------------------------------
         Name:  Maryanne L. Roepke
         Title: Sr. Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    January 27, 2006